--------------------------------------------------------------------------------
                                                       Semi-Annual Report
THE HIRTLE CALLAGHAN TRUST

                               December 31, 1999

We are pleased to present the December 31, 1999 semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust (the Trust), a diversified open-end management investment company, was organized by Hirtle, Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of seven separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent money management organizations (investment managers), selected by, and under the general supervision of the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

The Trust currently consists of seven separate Portfolios, as listed below:



--------------------------------------------------------------------------------
  The Portfolios

 The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

 The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

 The Small Capitalization Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

 The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

 The Limited Duration Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in a diversified portfolio of relatively short duration municipal notes.

 The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

 The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.
--------------------------------------------------------------------------------

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments -- December 31, 1999 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks -- 95.71%
           Geewax, Terker & Co. -- 32.31%
           Aerospace/Defense -- 0.33%
     5,500 Boeing Co..............................................  $    228,594
       600 Cordant Technologies, Inc..............................        19,800
     3,800 General Dynamics Corp..................................       200,450
       800 Litton Industries, Inc. (b)............................        39,900
       900 Northrop Grumman Corp..................................        48,656
     5,200 Raytheon Co., Class - B................................       138,125
                                                                    ------------
                                                                         675,525
                                                                    ------------
           Airlines & Services -- 0.13%
     2,000 Delta Air Lines, Inc...................................        99,625
    10,000 Southwest Airlines Co..................................       161,875
                                                                    ------------
                                                                         261,500
                                                                    ------------
           Auto Parts -- 0.39%
     1,300 Autoliv, Inc...........................................        38,025
       400 Borg-Warner Automotive, Inc............................        16,200
     2,000 Cooper Tire & Rubber Co................................        31,125
     4,300 Dana Corp..............................................       128,731
     6,569 Delphi Automotive Systems Corp.........................       103,462
     1,900 Eaton Corp.............................................       137,988
     3,300 Genuine Parts Co.......................................        81,881
     1,700 Lear Corp. (b).........................................        54,400
     1,900 Paccar, Inc............................................        84,194
     2,400 TRW, Inc...............................................       124,650
                                                                    ------------
                                                                         800,656
                                                                    ------------
           Automobile Production -- 0.93%
    23,200 Ford Motor Co..........................................     1,239,750
     9,200 General Motors Corp....................................       668,725
                                                                    ------------
                                                                       1,908,475
                                                                    ------------
           Banking -- 3.00%
     7,490 Banc One Corp..........................................       240,148
    10,300 Bank of New York Co., Inc..............................       411,999
     2,200 CCB Financial Corp.....................................        95,838
     3,675 Charter One Financial, Inc.............................        70,284
    15,600 Chase Manhattan Corp...................................     1,211,924
     1,100 City National Corp.....................................        36,231
     1,470 Commerce Bancshares, Inc...............................        49,796
     1,400 Compass Bancshares, Inc................................        31,238
     1,700 Cullen/Frost Bankers, Inc..............................        43,775
     1,700 Fifth Third Bancorp....................................       124,738
     2,900 First Tennessee National Corp..........................        82,650
       700 First Virginia Banks, Inc..............................        30,100
    12,236 Firstar Corp...........................................       258,486
     8,900 FleetBoston Financial Corp.............................       309,831
     2,800 Huntington Bancshares, Inc.............................        66,850
       100 M & T Bank Corp........................................        41,425
     2,700 Marshall & Ilsley Corp.................................       169,594
     9,500 Mellon Financial Corp..................................       323,594
       900 Mercantile Bankshares Corp.............................        28,744

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Banking (continued)
     1,600 National Commerce Bancorp.............................   $     36,300
     3,200 North Fork Bancorp., Inc..............................         56,000
       800 People's Bank.........................................         16,900
     5,100 PNC Bank Corp.........................................        226,950
     4,000 SouthTrust Corp.......................................        151,250
     1,900 Sovereign Bancorp, Inc................................         14,161
     5,500 Suntrust Banks, Inc...................................        378,468
     1,300 TCF Financial Corp....................................         32,338
     1,700 Trustmark Corp........................................         36,736
     6,700 U.S. Bancorp..........................................        159,544
     1,700 Union Bank of San Francisco...........................         67,044
     1,575 Valley National Bancorp...............................         44,100
     2,900 Wachovia Corp.........................................        197,200
    26,200 Wells Fargo Co........................................      1,059,462
     1,200 Wilmington Trust Corp.................................         57,900
                                                                    ------------
                                                                       6,161,598
                                                                    ------------
           Beverages -- 0.18%
     4,150 Anheuser-Busch Co., Inc...............................        294,131
     1,400 Brown-Forman Corp., Class - B.........................         80,150
                                                                    ------------
                                                                         374,281
                                                                    ------------
           Biotechnology -- 0.02%
       900 Genzyme Corp. (b).....................................         40,500
                                                                    ------------
           Broadcasting -- 0.17%
     4,634 CBS Corp. (b).........................................        296,286
     1,000 USA Networks, Inc. (b)................................         55,250
                                                                    ------------
                                                                         351,536
                                                                    ------------
           Building Products -- 0.08%
     2,500 Georgia-Pacific Group.................................        126,875
       800 Valspar Corp..........................................         33,500
                                                                    ------------
                                                                        160,375
                                                                    ------------
           Business Equipment & Services -- 0.08%
     2,200 Comdisco, Inc.........................................         81,950
     1,800 Pitney Bowes, Inc.....................................         86,963
                                                                    ------------
                                                                         168,913
                                                                    ------------
           Casinos/Gaming -- 0.02%
     1,400 Harrah's Entertainment, Inc. (b)......................         37,013
                                                                    ------------
           Chemicals -- 0.74%
     5,700 Dow Chemical Co.......................................        761,662
     1,400 Eastman Chemical Co...................................         66,763
     1,500 Engelhard Corp........................................         28,313
       800 FMC Corp. (b).........................................         45,850
     2,300 Goodrich B.F. Co......................................         63,250
     1,200 Great Lakes Chemical Corp.............................         45,825
     2,100 Mallinckrodt, Inc.....................................         66,806
     3,500 PPG Industries, Inc...................................        218,968
     2,100 RPM, Inc..............................................         21,394
     4,400 Sherwin-Williams Co...................................         92,400

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Aerospace/Defense -- 0.33%
     2,000 Sigma-Aldrich Corp...................................  $     60,125
     3,300 Solutia, Inc.........................................        50,944
                                                                  ------------
                                                                     1,522,300
                                                                  ------------
           Clothing/Apparel -- 0.03%
     1,500 Liz Claiborne, Inc...................................        56,438
                                                                  ------------
           Computer Software & Services -- 0.44%
     1,000 ACNielsen Corp. (b)..................................        24,625
     1,400 Adobe Systems, Inc...................................        94,150
       800 Affiliated Computer Services, Inc. (b)...............        36,800
     1,900 DST Systems, Inc. (b)................................       144,994
     4,900 Electronic Data Systems Corp.........................       327,994
     4,500 First Data Corp......................................       221,906
       900 Sterling Software, Inc. (b)..........................        28,350
       300 Synopsys, Inc. (b)...................................        20,025
                                                                  ------------
                                                                       898,844
                                                                  ------------
           Computer Systems -- 0.13%
     8,400 Compaq Computer Corp.................................       227,325
     1,300 Reynolds & Reynolds Co...............................        29,250
                                                                  ------------
                                                                       256,575
                                                                  ------------
           Conglomerates -- 0.49%
     4,300 Dover Corp...........................................       195,113
    10,050 Honeywell International, Inc.........................       579,759
     2,900 Textron, Inc.........................................       222,394
                                                                  ------------
                                                                       997,266
                                                                  ------------
           Construction Materials & Supplies -- 0.18%
     1,800 Carlisle Cos., Inc...................................        64,800
     2,200 Centex Corp..........................................        54,313
     4,700 Leggett & Platt, Inc.................................       100,756
     4,900 Masco Corp...........................................       124,337
       900 York International Corp..............................        24,694
                                                                  ------------
                                                                       368,900
                                                                  ------------
           Containers/Packaging -- 0.04%
       500 Ball Corp............................................        19,688
     1,000 Bemis Co., Inc.......................................        34,875
     1,400 Sonoco Products Co...................................        31,850
                                                                  ------------
                                                                        86,413
                                                                  ------------
           Electronic Components & Instruments -- 2.11%
     1,800 Adaptec, Inc. (b)....................................        89,775
     1,800 American Power Conversion Corp. (b)..................        47,475
       400 Analog Devices, Inc. (b).............................        37,200
     2,600 Applied Materials, Inc. (b)..........................       329,388
     2,600 Atmel Corp. (b)......................................        76,863
     1,000 Avnet, Inc...........................................        60,500

                                   Security                             Value
  Shares                          Description                         (Note 2)
  ------                          -----------                         --------
           Electronic Components & Instruments (continued)
     1,800 Diebold, Inc............................................  $    42,300
    10,500 Emerson Electric Co.....................................      602,437
     4,900 Hewlett Packard Co......................................      558,294
    11,700 International Business Machines Corp....................    1,263,599
     2,200 Johnson Controls, Inc...................................      125,125
     3,000 Level 3 Communications, Inc. (b)........................      245,625
     2,100 LSI Logic Corp. (b).....................................      141,750
     1,900 Micron Technology, Inc. (b).............................      147,725
     1,700 Molex, Inc..............................................       96,369
     2,900 National Semiconductor Corp. (b)........................      124,156
       900 Pentair, Inc............................................       34,650
       400 SCI Systems, Inc. (b)...................................       32,875
     3,400 United Technologies Corp................................      221,000
     1,500 Vishay Intertechnology, Inc. (b)........................       47,438
                                                                     -----------
                                                                       4,324,544
                                                                     -----------
           Financial Services -- 4.61%
     1,500 Allmerica Financial Corp................................       83,438
     5,800 American Express Co.....................................      964,249
     5,646 Associates First Capital Corp...........................      154,912
    26,900 BankAmerica Corp........................................    1,350,043
     3,150 Bear Stearns Companies, Inc.............................      134,663
    58,250 Citigroup, Inc..........................................    3,236,515
     3,000 Countrywide Credit Industries, Inc......................       75,750
     9,700 Fannie Mae..............................................      605,643
       800 Financial Securities Assurance..........................       41,700
     1,300 Finova Group, Inc.......................................       46,150
     4,600 First Security Corp.....................................      117,444
     1,600 Firstmerit Corp.........................................       36,800
     1,000 Franklin Resources, Inc.................................       32,063
     6,800 Freddie Mac.............................................      320,025
     3,600 Golden West Financial Corp..............................      120,600
       200 H & R Block.............................................        8,750
     2,900 J.P. Morgan & Co........................................      367,213
     1,700 Legg Mason, Inc.........................................       61,625
     1,900 Lehman Brothers Holdings, Inc...........................      160,906
     4,900 Merrill Lynch & Co., Inc................................      409,150
     7,300 Morgan Stanley Dean Witter & Co.........................    1,042,074
       950 PMI Group, Inc..........................................       46,372
     1,100 Protective Life Corp....................................       34,994
       700 Provident Financial Group...............................       25,113
                                                                     -----------
                                                                       9,476,192
                                                                     -----------
           Food -- Retail -- 0.11%
     3,100 Supervalu, Inc..........................................       62,000
     3,500 SYSCO Corp..............................................      138,469
     1,000 U.S. Foodservice (b)....................................       16,750
                                                                     -----------
                                                                         217,219
                                                                     -----------
           Food Processing -- 0.30%
     1,900 Bestfoods...............................................       99,869
     6,300 Conagra, Inc............................................      142,144

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Food Processing (continued)
     5,100 H.J. Heinz Co..........................................  $    203,043
     1,300 Hormel Foods Corp......................................        52,813
     2,100 IBP, Inc...............................................        37,800
     2,400 McCormick & Co., Inc...................................        71,400
                                                                    ------------
                                                                         607,069
                                                                    ------------
           Footwear -- 0.02%
       700 Payless Shoesource, Inc. (b)...........................        32,900
                                                                    ------------
           Holding Companies -- Diversified -- 0.07%
     4,100 Fortune Brands, Inc....................................       135,556
                                                                    ------------
           Hotels & Lodging -- 0.01%
       300 MGM Grand, Inc. (b)....................................        15,094
                                                                    ------------
           Household Products & Appliances -- 0.07%
     1,200 Alberto-Culver Co., Class - B..........................        30,975
     1,800 Whirlpool Corp.........................................       117,113
                                                                    ------------
                                                                         148,088
                                                                    ------------
           Insurance -- 2.33%
    16,600 Allstate Corp..........................................       398,399
     1,800 Ambac, Inc.............................................        93,938
     3,800 American General Corp..................................       288,324
    20,875 American International Group...........................     2,257,108
     4,850 AON Corp...............................................       194,000
     2,200 Chubb Corp.............................................       123,888
     3,000 Cigna Corp.............................................       241,688
     1,000 Everest Reinsurance Holdings...........................        22,313
       400 Hartford Life, Inc.....................................        17,600
     3,000 Jefferson Pilot Corp...................................       204,750
     4,400 Marsh & Mclennan Co....................................       421,024
     1,800 MBIA, Inc..............................................        95,063
     1,300 MGIC Investment Corp...................................        78,244
     2,800 Torchmark Corp.........................................        81,375
       600 Transatlantic Holding..................................        46,838
     2,700 Travelers Property Casualty............................        92,475
     1,500 Unitrin, Inc...........................................        56,438
     2,000 UNUMProvident..........................................        64,125
                                                                    ------------
                                                                       4,777,590
                                                                    ------------
           Machinery, Tools & Engineering -- 0.18%
       800 Black & Decker Corp....................................        41,800
       400 Briggs & Stratton Corp.................................        21,450
     1,131 Illinois Tool Works, Inc...............................        76,413
     3,100 Ingersoll Rand Co......................................       170,693
     1,000 Pall Corp..............................................        21,563
     2,700 Thermo Electron Corp. (b)..............................        40,500
                                                                    ------------
                                                                         372,419
                                                                    ------------

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Media -- 0.52%
     4,900 Media One Group, Inc. (b)............................  $    376,381
     4,000 Time Warner, Inc.....................................       289,750
     6,700 Viacom, Inc., Class - B (b)..........................       404,932
                                                                  ------------
                                                                     1,071,063
                                                                  ------------
           Medical Equipment & Supplies -- 0.13%
     4,300 Baxter International, Inc............................       270,094
                                                                  ------------
           Metals -- 0.06%
       600 AK Steel Holding Corp................................        11,325
     1,000 Nucor Corp...........................................        54,813
     1,800 USX-U.S. Steel Group.................................        59,400
                                                                  ------------
                                                                       125,538
                                                                  ------------
           Oil & Gas -- 3.41%
     2,400 Baker Hughes, Inc....................................        50,550
     2,900 Burlington Industries................................        95,881
    12,000 Chevron Corp.........................................     1,039,500
     4,300 Coastal Corp.........................................       152,381
     2,900 Consolidated Natural Gas Co..........................       188,319
       900 Dynegy, Inc..........................................        21,881
    11,400 Enron Corp...........................................       505,875
     1,500 ENSCO International, Inc.............................        34,313
    50,173 Exxon Mobil Corp.....................................     4,042,061
     1,400 Global Marine, Inc. (b)..............................        23,275
     3,300 Halliburton Co.......................................       132,825
       700 National Fuel Gas Co.................................        32,550
       900 Noble Affiliates, Inc................................        19,294
     1,700 Noble Drilling Corp. (b).............................        55,675
     5,800 Ocean Energy, Inc. (b)...............................        44,950
     8,700 Texaco, Inc..........................................       472,519
       600 Tidewater, Inc.......................................        21,600
     1,200 Ultramar Diamond Shamrock Corp.......................        27,225
     3,900 Union Pacific Resources Group........................        49,725
                                                                  ------------
                                                                     7,010,399
                                                                  ------------
           Paper Products -- 0.40%
       700 Avery Dennison Corp..................................        51,013
     1,700 Consolidated Papers, Inc.............................        54,081
     3,400 International Paper Co...............................       191,888
     5,500 Kimberly Clark Corp..................................       358,874
     2,600 Mead Corp............................................       112,938
       500 St. Joe Corp.........................................        12,156
     1,200 Westvaco Corp........................................        39,150
                                                                  ------------
                                                                       820,100
                                                                  ------------
           Personal Services -- 0.01%
       300 Sabre Group Holdings, Inc. (b).......................        15,375
                                                                  ------------
           Pharmaceuticals -- 1.29%
     7,400 Abbott Laboratories..................................       268,713
    12,700 American Home Products Corp..........................       500,856
     4,700 Bristol-Myers Squibb Co..............................       301,681

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Pharmaceuticals (continued)
       500 Chiron Corp. (b).......................................  $     21,188
     7,100 Columbia/HCA Healthcare Corp...........................       208,119
     5,600 Johnson & Johnson......................................       521,499
       278 Lifepoint Hospitals, Inc. (b)..........................         3,284
     5,300 Merck & Co., Inc.......................................       355,431
    10,200 Pharmacia & Upjohn, Inc................................       459,000
       278 Triad Hospitals, Inc. (b)..............................         4,205
                                                                    ------------
                                                                       2,643,976
                                                                    ------------
           Publishing & Printing -- 0.59%
     1,900 Belo (A.H.) Corp.......................................        36,219
       700 Central Newspapers, Inc................................        27,563
     2,100 Deluxe Corp............................................        57,619
       300 E.W. Scripps, Class - A................................        13,444
     4,600 Gannett Co., Inc.......................................       375,187
     2,000 Knight-Ridder, Inc.....................................       119,000
       400 McClatchy Co...........................................        17,300
     3,600 McGraw-Hill Companies, Inc.............................       221,849
     2,900 R.R. Donnelley & Sons Co...............................        71,956
     3,000 Tribune Co.............................................       165,188
       200 Washington Post Co.....................................       111,175
                                                                    ------------
                                                                       1,216,500
                                                                    ------------
           Railroads -- 0.10%
     4,800 Union Pacific Corp.....................................       209,400
                                                                    ------------
           Raw Materials -- 0.42%
     5,600 Alcoa, Inc.............................................       464,799
     3,700 Du Pont (E.I) De Nemours...............................       243,738
     3,100 Praxair, Inc...........................................       155,969
                                                                    ------------
                                                                         864,506
                                                                    ------------
           Recreation -- 0.03%
     2,400 Brunswick Corp.........................................        53,400
                                                                    ------------
           Restaurants -- 0.32%
     1,300 Brinker International, Inc. (b)........................        31,200
    14,200 McDonald's Corp........................................       572,438
     2,400 Wendy's International, Inc.............................        49,500
                                                                    ------------
                                                                         653,138
                                                                    ------------
           Retail -- 0.59%
     4,600 Albertson's, Inc.......................................       148,350
     3,800 BJ's Wholesale Club, Inc. (b)..........................       138,700
     1,800 Costco Companies, Inc. (b).............................       164,250
     5,900 Federated Department Stores, Inc. (b)..................       298,318
       800 Hannaford Brothers Co..................................        55,450
     1,200 Harcourt General, Inc..................................        48,300
     6,350 May Department Stores, Inc.............................       204,788

                                  Security                             Value
  Shares                         Description                         (Note 2)
  ------                         -----------                         --------
           Retail (continued)
       361 Neiman Marcus Group, Inc. (b).........................  $       9,724
     5,000 Sears Roebuck & Co....................................        152,188
                                                                   -------------
                                                                       1,220,068
                                                                   -------------
           Retail -- Specialty -- 0.07%
     1,500 Tiffany & Co..........................................        133,875
                                                                   -------------
           Staffing & Outsourcing Services -- 0.01%
     1,200 Modis Professional Services, Inc. (b).................         17,100
                                                                   -------------
           Telecommunications -- 5.21%
     5,600 Alltel Corp...........................................        463,050
    42,236 AT&T Corp.............................................      2,143,476
     9,062 Bell Atlantic Corp....................................        557,879
    27,600 BellSouth Corp........................................      1,292,025
     3,500 CenturyTel, Inc.......................................        165,813
    13,000 GTE Corp..............................................        917,313
    17,400 MCI WorldCom, Inc. (b)................................        923,288
     9,400 Motorola, Inc.........................................      1,384,149
       400 Panamsat Corp. (b)....................................         23,750
     2,400 Qualcomm, Inc. (b)....................................        423,000
    46,346 SBC Communications, Inc...............................      2,259,367
       900 Scientific-Atlanta, Inc...............................         50,063
       700 Telephone And Data Systems, Inc.......................         88,200
       300 U.S. Cellular Corp. (b)...............................         30,281
                                                                   -------------
                                                                      10,721,654
                                                                   -------------
           Textiles -- 0.01%
     1,400 Shaw Industries, Inc..................................         21,613
                                                                   -------------
           Tobacco -- 0.03%
     2,200 UST, Inc..............................................         55,413
                                                                   -------------
           Toys & Games -- 0.08%
     3,000 Hasbro, Inc...........................................         57,188
     2,400 Mattel, Inc...........................................         31,500
     5,500 Toys "R" Us, Inc. (b).................................         78,718
                                                                   -------------
                                                                         167,406
                                                                   -------------
           Transportation -- 0.01%
       800 CNF Transportation, Inc...............................         27,600
                                                                   -------------
           Utilities -- 1.83%
     3,700 Allegheny Energy, Inc.................................         99,669
     2,800 Ameren Corp...........................................         91,700
     3,000 American Water Works Co...............................         63,750
     1,900 Carolina Power And Light Co...........................         57,831
     3,900 Cinergy Corp..........................................         94,088
     6,500 Citizens Utilities Co. (b)............................         92,219
     2,600 CMS Energy Corp.......................................         81,088
     2,700 Conectiv, Inc.........................................         45,394
     4,100 Consolidated Edison, Inc..............................        141,450
     2,400 Constellation Energy Group............................         69,600
     3,400 Detroit Edison Co.....................................        106,675
     4,100 Dominion Resources, Inc...............................        160,925

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                 Security                           Value
  Shares                        Description                        (Note 2)
  ------                        -----------                        --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Utilities (continued)
     4,100 DPL, Inc............................................  $     70,981
     2,800 DQE, Inc............................................        96,950
     6,900 Duke Power Co., Inc.................................       345,862
     4,500 Edison International................................       117,844
     5,400 El Paso Energy Corp.................................       209,587
     3,200 Entergy Corp........................................        82,400
     4,100 Florida Power & Light, Inc..........................       175,531
     2,400 Florida Progress Corp...............................       101,550
     3,200 General Public Utilities Corp.......................        95,800
     1,900 Kansas City Power & Light Co........................        41,919
     3,700 LG&E Energy Corp....................................        64,519
       900 MidAmerican Energy Holdings Co......................        30,319
     1,100 Minnesota Power, Inc................................        18,631
     1,500 New England Electric System.........................        77,625
     1,200 NSTAR...............................................        48,600
       900 OGE Energy Corp.....................................        17,100
     4,800 PG&E Corp...........................................        98,400
     2,200 Pinnacle West Capital...............................        67,238
     2,900 Potomac Electric Power Co...........................        66,519
     3,600 Public Service Enterprise Group, Inc................       125,325
    11,700 Southern Co.........................................       274,949
     3,830 Texas Utilities Co..................................       136,204
     3,300 Unicom Corp.........................................       110,550
     1,550 Utilicorp United, Inc...............................        30,128
     1,100 Western Resources, Inc..............................        18,700
     4,100 Williams Cos., Inc..................................       125,306
                                                                 ------------
                                                                    3,752,926
                                                                 ------------
           Total -- Geewax, Terker & Co. (Cost $61,039,019)....    66,304,923
                                                                 ------------
           Institutional Capital Corp. -- 63.40%
           Aerospace/Defense -- 1.84%
    37,600 General Dynamics Corp...............................     1,983,400
    34,600 TRW, Inc............................................     1,797,038
                                                                 ------------
                                                                    3,780,438
                                                                 ------------
           Airlines & Services -- 1.77%
    34,350 AMR Corp. (b).......................................     2,301,450
    59,600 Northwest Airlines Corp. (b)........................     1,326,100
                                                                 ------------
                                                                    3,627,550
                                                                 ------------
           Aluminum -- 1.16%
    57,600 Alcan Aluminum Ltd..................................     2,372,400
                                                                 ------------
           Automobile Production -- 3.93%
    83,100 Ford Motor Co.......................................     4,440,656
    50,000 General Motors Corp.................................     3,634,375
                                                                 ------------
                                                                    8,075,031
                                                                 ------------

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Banking -- 2.02%
   109,200 U.S. Bancorp.........................................  $  2,600,325
    38,400 Wells Fargo & Co.....................................     1,552,800
                                                                  ------------
                                                                     4,153,125
                                                                  ------------
           Cable -- 0.74%
    19,700 Media One Group, Inc. (b)............................     1,513,206
                                                                  ------------
           Chemicals -- 2.61%
    57,200 Akzo Nobel NV - ADR..................................     2,845,700
       479 Celanese AG (b)......................................         8,682
    37,500 Union Carbide Corp...................................     2,503,125
                                                                  ------------
                                                                     5,357,507
                                                                  ------------
           Computer Software & Services -- 1.56%
    47,900 Electronic Data Systems Corp.........................     3,206,306
                                                                  ------------
           Computer Systems -- 1.85%
    35,100 International Business Machines Corp.................     3,790,800
                                                                  ------------
           Electronic Components & Instruments -- 3.05%
    46,356 Koninklijke Philips Electric.........................     6,258,060
                                                                  ------------
           Entertainment -- 1.76%
    80,600 Seagram Co. Ltd......................................     3,621,963
                                                                  ------------
           Financial Services -- 6.03%
   110,400 Associates First Capital Corp........................     3,029,100
    70,250 Citigroup, Inc.......................................     3,903,265
    86,700 Household International, Inc.........................     3,229,575
    24,200 Providian Financial Corp.............................     2,203,713
                                                                  ------------
                                                                    12,365,653
                                                                  ------------
           Home Products -- 2.29%
    34,700 Avon Products, Inc...................................     1,145,100
    54,400 Kimberly-Clark Corp..................................     3,549,600
                                                                  ------------
                                                                     4,694,700
                                                                  ------------
           Insurance -- 1.11%
    48,150 Hartford Financial Services Group, Inc...............     2,281,106
                                                                  ------------
           Media -- 1.85%
   113,600 News Corp. Ltd. - ADR................................     3,798,500
                                                                  ------------
           Medical Equipment & Supplies -- 2.21%
    45,150 Baxter International, Inc............................     2,835,984
    63,300 Becton, Dickinson & Co...............................     1,693,275
                                                                  ------------
                                                                     4,529,259
                                                                  ------------
           Oil & Gas -- 4.47%
   115,900 Conoco, Inc..........................................     2,883,013
    16,500 Exxon Mobil Corp.....................................     1,329,281
    43,500 Texaco, Inc..........................................     2,362,594
    37,570 TOTAL FINA S.A.......................................     2,601,621
                                                                  ------------
                                                                     9,176,509
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Common Stocks (continued)
           Institutional Capital Corp. (continued)
           Paper Products -- 2.84%
    48,300 International Paper Co...............................  $  2,725,931
    43,200 Weyerhaeuser Co......................................     3,102,300
                                                                  ------------
                                                                     5,828,231
                                                                  ------------
           Pharmaceuticals -- 4.57%
    79,900 American Home Products Corp..........................     3,151,056
    69,844 Aventis S.A..........................................     3,972,474
    35,050 Bristol-Myers Squibb Co..............................     2,249,772
                                                                  ------------
                                                                     9,373,302
                                                                  ------------
           Restaurants -- 0.79%
    42,200 TRICON Global Restaurants, Inc. (b)..................     1,629,975
                                                                  ------------
           Retail -- 3.05%
    43,500 Dayton Hudson Corp...................................     3,194,531
    60,650 Federated Department Stores, Inc. (b)................     3,066,616
                                                                  ------------
                                                                     6,261,147
                                                                  ------------
           Telecommunications -- 11.60%
    58,061 AT&T Corp............................................     2,946,596
    63,352 Bell Atlantic Corp...................................     3,900,108
    38,100 Cable & Wireless Communications plc..................     2,016,919
    37,650 General Motors Corp.,
            Class - H (b).......................................     3,614,400
    29,866 Motorola, Inc........................................     4,397,768
    20,150 Nortel Networks Corp.................................     2,035,150
    67,550 U S West, Inc........................................     4,863,599
                                                                  ------------
                                                                    23,774,540
                                                                  ------------
           Toys & Games -- 0.30%
    43,500 Toys "R" Us, Inc. (b)................................       622,594
                                                                  ------------
           Total -- Institutional Capital Corp. (Cost
            $110,952,755).......................................   130,091,902
                                                                  ------------
           Total -- Common Stocks (Cost $171,991,774)...........   196,396,825
                                                                  ------------
           Depositary Receipts -- 2.74%
           Geewax, Terker & Co. -- 2.74%
    17,100 S&P 400 Mid-Cap Depositary Receipt...................     1,387,238
    28,900 S&P 500 Depositary Receipt...........................     4,244,687
                                                                  ------------
           Total -- Depositary Receipts (Cost $5,362,805).......     5,631,925
                                                                  ------------

 Principal                         Security                            Value
   Amount                         Description                         (Note 2)
 ---------                        -----------                         --------
            U.S. Government Agency Mortgages -- 0.49%
            Institutional Capital Corp. -- 0.49%
            Cash & Equivalents -- 0.49%
 $1,000,000 Federal Home Loan Mortgage Corp., 1.40%, 1/3/00.......  $    999,922
                                                                    ------------
            Total -- U.S. Government Agency Mortgages (Cost
             $999,922)............................................       999,922
                                                                    ------------
            Repurchase Agreements -- 0.87%
            Geewax, Terker & Co. -- 0.87%
            Cash & Equivalents -- 0.87%
  1,795,167 Deutsche Bank., Repurchase Agreement, Dated 12/31/99,
             due 01/03/00 at 1.95% with maturity value of
             $1,795,454, (Collateralized by $1,816,000 U. S.
             Treasury Bond 8.25%, 5/15/05, market value
             $1,828,201)..........................................     1,795,167
                                                                    ------------
            Total -- Repurchase Agreements (Cost $1,795,167)......     1,795,167
                                                                    ------------
            Short-Term Investments -- 0.14%
            Institutional Capital Corp. -- 0.14%
            Cash & Equivalents -- 0.14%
    283,523 Deutsche Bank Cash Sweep..............................       283,523
                                                                    ------------
            Total -- Short-Term Investments (Cost $283,523).......       283,523
                                                                    ------------
            Total Investments (Cost $180,433,191) (a) -- 99.95%...   205,107,362
                                                                    ------------
            Other assets in excess of
             liabilities -- 0.05%.................................       109,746
                                                                    ------------
            Total Net Assets -- 100.00%...........................  $205,217,108
                                                                    ------------

--------
ADR -- American Depository Receipt

(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation......................................... $32,418,726
   Unrealized depreciation.........................................  (7,744,555)
                                                                    -----------
   Net unrealized appreciation..................................... $24,674,171
                                                                    ===========

(b)Non-income producing securities.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments -- December 31, 1999 (Unaudited)

                                 Security                          Value
  Shares                       Description                        (Note 2)
  ------                       -----------                        --------
           Common Stocks -- 97.19%
           Jennison Associates LLP -- 68.99%
           Advertising/Marketing -- 1.28%
    38,400 Omnicom Group, Inc.................................  $  3,840,000
                                                                ------------
           Banking -- 1.07%
    41,200 Chase Manhattan Corp...............................     3,200,725
                                                                ------------
           Biotechnology -- 0.91%
    45,600 Amgen, Inc. (b)....................................     2,738,850
                                                                ------------
           Broadcasting -- 6.15%
    65,700 AT&T - Liberty Media Group (b).....................     3,728,475
   104,700 CBS Corp. (b)......................................     6,694,256
    48,200 Clear Channel Communications, Inc. (b).............     4,301,850
    36,300 Univision Communications, Inc. (b).................     3,709,406
                                                                ------------
                                                                  18,433,987
                                                                ------------
           Cellular/Wireless Telecommunications -- 1.62%
    98,550 Vodafone AirTouch PLC - ADR........................     4,878,225
                                                                ------------
           Communications Equipment -- 5.87%
    33,990 Lucent Technologies, Inc...........................     2,542,877
    27,800 Metromedia Fiber Network, Inc. (b).................     1,332,663
    26,400 Motorola, Inc......................................     3,887,399
    36,900 Nokia Corp. - ADR..................................     7,010,999
    44,400 Tellabs, Inc. (b)..................................     2,849,925
                                                                ------------
                                                                  17,623,863
                                                                ------------
           Computer Hardware -- 3.80%
    60,600 Dell Computer Corp. (b)............................     3,090,600
    48,200 Hewlett Packard Co.................................     5,491,788
    36,400 Sun Microsystems, Inc. (b).........................     2,818,725
                                                                ------------
                                                                  11,401,113
                                                                ------------
           Computer Software -- 3.90%
    89,700 Microsoft Corp. (b)................................    10,472,475
     8,600 VERITAS Software Corp. (b).........................     1,230,875
                                                                ------------
                                                                  11,703,350
                                                                ------------
           Computer Software/Services -- 2.04%
    44,800 America Online, Inc. (b)...........................     3,379,600
    24,600 EQUANT N.V. (b)....................................     2,755,200
                                                                ------------
                                                                   6,134,800
                                                                ------------
           Computer Systems/Peripherals -- 1.37%
    37,600 EMC Corp. (b)......................................     4,107,800
                                                                ------------
           Electronic Equipment -- 2.40%
    46,600 General Electric Co................................     7,211,350
                                                                ------------
           Financial Services -- 2.28%
   123,425 Citigroup, Inc.....................................     6,857,802
                                                                ------------
           Financial Services Diversified -- 2.45%
    14,900 American Express Co................................     2,477,125
    34,250 Morgan Stanley Dean Witter & Co....................     4,889,188
                                                                ------------
                                                                   7,366,313
                                                                ------------

                                  Security                           Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Health Care -- Drugs/Pharmaceuticals -- 2.85%
    15,100 Eli Lilly & Co.......................................  $  1,004,150
    15,600 Genentech, Inc. (b)..................................     2,098,200
    37,000 Glaxo Welcome PLC....................................     2,067,375
    33,300 Merck & Co., Inc.....................................     2,233,182
    27,500 Schering-Plough Corp.................................     1,160,156
                                                                  ------------
                                                                     8,563,063
                                                                  ------------
           Health Care Diversified -- 3.49%
    79,500 American Home Products Corp..........................     3,135,281
    35,900 Bristol-Myers Squibb Co..............................     2,304,331
    61,600 Warner Lambert Co....................................     5,047,351
                                                                  ------------
                                                                    10,486,963
                                                                  ------------
           Insurance -- 1.95%
    54,275 American International Group, Inc....................     5,868,484
                                                                  ------------
           Media -- 1.40%
    33,725 NTL, Inc. (b)........................................     4,207,194
                                                                  ------------
           Metals/Mining -- 0.46%
    17,000 Level 3 Communications, Inc. (b).....................     1,391,875
                                                                  ------------
           Networking -- 3.47%
    83,550 Cisco Systems, Inc. (b)..............................     8,950,294
     4,300 Juniper Networks, Inc. (b)...........................     1,462,000
                                                                  ------------
                                                                    10,412,294
                                                                  ------------
           Personal Care -- 0.59%
    35,000 Estee Lauder Companies, Inc. -Class A................     1,765,313
                                                                  ------------
           Restaurants -- 0.93%
    69,100 McDonald's Corp......................................     2,785,594
                                                                  ------------
           Retail -- Apparel--1.30%
    84,950 Gap, Inc.............................................     3,907,700
                                                                  ------------
           Retail -- Building--2.77%
   121,350 Home Depot, Inc......................................     8,320,059
                                                                  ------------
           Retail -- Department Stores--1.12%
    46,500 Kohl's Corp. (b).....................................     3,356,719
                                                                  ------------
           Retail -- General Merchandise Chain--1.25%
    54,300 Wal-Mart Stores, Inc.................................     3,753,488
                                                                  ------------
           Retail -- Specialty--0.76%
    25,700 Tiffany & Co.........................................     2,293,725
                                                                  ------------
           Semiconductors -- 7.14%
    25,100 Applied Materials, Inc. (b)..........................     3,179,856
     8,200 Broadcom Corp., - Class A (b)........................     2,233,475
    61,800 Intel Corp...........................................     5,086,912
    17,800 JDS Uniphase Corp. (b)...............................     2,871,363
    21,200 KLA Tencor Corp. (b).................................     2,361,150
    58,600 Texas Instruments, Inc...............................     5,676,874
                                                                  ------------
                                                                    21,409,630
                                                                  ------------
           Telephone Long Distance -- 4.37%
    24,700 Allegiance Telecom, Inc. (b).........................     2,278,575
    69,750 MCI WorldCom, Inc. (b)...............................     3,701,109

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                            Value
  Shares                         Description                         (Note 2)
  ------                         -----------                         --------
           Common Stocks (continued)
           Jennison Associates LLP (continued)
           Telephone Long Distance (continued)
    22,200 Nextlink Communications, Inc. (b).....................  $  1,843,988
   123,400 Qwest Communications International (b)................     5,306,200
                                                                   ------------
                                                                     13,129,872
                                                                   ------------
           Total -- Jennison Associates LLP (Cost $113,482,245)     207,150,151
                                                                   ------------
           Goldman Sachs Asset Management -- 28.20%
           Advertising -- 0.08%
       300 DoubleClick, Inc. (b).................................        75,919
       300 TMP Worldwide, Inc. (b)...............................        42,600
     1,700 Young & Rubicam, Inc..................................       120,275
                                                                   ------------
                                                                        238,794
                                                                   ------------
           Aerospace/Defense -- 0.22%
    12,700 General Dynamics Corp.................................       669,925
                                                                   ------------
           Apparel -- 0.40%
    11,300 Intimate Brands, Inc..................................       487,313
    16,600 Limited, Inc..........................................       718,987
                                                                   ------------
                                                                      1,206,300
                                                                   ------------
           Banking -- 0.00%
         1 BankAmerica Corp......................................            50
                                                                   ------------
           Business Equipment & Services -- 0.11%
     7,100 Pitney Bowes, Inc.....................................       343,019
                                                                   ------------
           Chemicals -- 0.28%
     6,400 Dow Chemical Co.......................................       855,200
                                                                   ------------
           Commercial Services -- 0.39%
     4,900 DST Systems, Inc. (b).................................       373,931
     6,000 Marriott International, Inc. - Class A................       189,375
    11,700 Royal Caribbean Cruises Ltd...........................       576,957
       400 Sabre, Inc. (b).......................................        20,500
                                                                   ------------
                                                                      1,160,763
                                                                   ------------
           Computer Hardware -- 4.09%
    45,800 Cisco Systems, Inc. (b)...............................     4,906,324
       600 Covad Communications Group (b)........................        33,563
     6,200 Dell Computer Corp. (b)...............................       316,200
    12,100 EMC Corp. (b).........................................     1,321,925
     2,000 Hewlett Packard Co....................................       227,875
    23,600 International Business Machines Corp..................     2,548,799
     8,200 Lexmark International Group, Inc. (b).................       742,100
    28,200 Sun Microsystems, Inc. (b)............................     2,183,738
                                                                   ------------
                                                                     12,280,524
                                                                   ------------
           Computer Services -- 1.49%
     2,000 Amazon.Com, Inc. (b)..................................       152,250
    26,200 American Online, Inc. (b).............................     1,976,462

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
          Computer Services (continued)
    1,700 At Home Corp. (b).......................................  $     72,888
    4,900 Automatic Data Processing...............................       263,987
      400 CheckFree Holdings Corp. (b)............................        41,800
      900 CMGI, Inc. (b)..........................................       249,187
      600 CNET, Inc. (b)..........................................        34,050
    2,200 Computer Sciences Corp. (b).............................       208,174
      100 Critical Path, Inc. (b).................................         9,438
      100 EarthLink Network, Inc. (b).............................         4,250
      400 eBay, Inc. (b)..........................................        50,075
    1,800 Exodus Communications, Inc. (b).........................       159,863
      260 go.Com (b)..............................................         6,191
      300 InfoSpace.Com, Inc. (b).................................        64,200
    1,000 Inktomi Corp. (b).......................................        88,750
      700 Lycos, Inc. (b).........................................        55,694
      100 Mindspring Enterprises, Inc. (b)........................         2,641
      200 Network Solutions, Inc. (b).............................        43,513
      400 Priceline.Com, Inc. (b).................................        18,950
      400 PSINet, Inc. (b)........................................        24,700
      400 RealNetworks, Inc. (b)..................................        48,125
      400 Rhythms NetConnections, Inc. (b)........................        12,400
    1,100 USWeb Corp. (b).........................................        48,881
      900 Verio, Inc. (b).........................................        41,569
    1,000 Verisign, Inc. (b)......................................       190,938
    1,400 Yahoo!, Inc. (b)........................................       605,762
                                                                    ------------
                                                                       4,474,738
                                                                    ------------
          Computer Software -- 2.68%
    8,200 Adobe Systems, Inc......................................       551,450
    1,600 Intuit, Inc. (b)........................................        95,900
      300 Macromedia, Inc. (b)....................................        21,938
   48,200 Microsoft Corp. (b).....................................     5,627,349
      500 Network Associates, Inc. (b)............................        13,344
    8,000 Oracle Corp. (b)........................................       896,499
      700 Sterling Commerce, Inc. (b).............................        23,844
    5,550 Veritas Software Corp. (b)..............................       794,344
      200 Vignette Corp. (b)......................................        32,600
                                                                    ------------
                                                                       8,057,268
                                                                    ------------
          Department Stores -- 0.59%
   11,600 Dayton-Hudson Corp......................................       851,875
   17,900 Federated Department Stores (b).........................       905,069
                                                                    ------------
                                                                       1,756,944
                                                                    ------------
          Drugs -- 2.17%
    9,300 Abbott Laboratories.....................................       337,706
    7,500 American Home Products Corp.............................       295,781
   32,600 Bristol-Myers Squibb Co.................................     2,092,513
    1,000 Eli Lilly & Co..........................................        66,500
   36,400 Merck & Co., Inc........................................     2,441,076
   23,500 Pfizer, Inc.............................................       762,281
    9,100 Schering-Plough Corp....................................       383,906
    1,600 Warner Lambert Co.......................................       131,100
                                                                    ------------
                                                                       6,510,863
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                 Security                              Value
 Shares                         Description                           (Note 2)
 ------                         -----------                           --------
        Common Stocks (continued)
        Goldman Sachs Asset Management (continued)
        Electric Utility -- 0.07%
  3,200 Calpine Corp. (b).........................................  $    204,800
                                                                    ------------
        Electronic Equipment -- 2.12%
  8,300 General Motors Corp. Class H (b)..........................       796,800
 11,700 Integrated Device Technology, Inc. (b)....................       339,300
  6,600 JDS Uniphase Corp. (b)....................................     1,064,663
 31,300 Lucent Technologies Corp..................................     2,341,631
 11,000 Solectron Corp. (b).......................................     1,046,375
 12,000 Whirlpool Corp............................................       780,750
                                                                    ------------
                                                                       6,369,519
                                                                    ------------
        Energy -- 0.03%
  2,000 Enron Corp................................................        88,750
                                                                    ------------
        Financial Services -- 2.40%
    400 Ameritrade Holding Corp. (b)..............................         8,675
  7,800 Charles Schwab Corp.......................................       299,325
  1,800 E*Trade Group, Inc. (b)...................................        47,025
 34,000 General Electric Co.......................................     5,261,500
  9,600 Lehman Brothers Holdings, Inc.............................       813,000
  9,200 Merrill Lynch & Co., Inc..................................       768,200
                                                                    ------------
                                                                       7,197,725
                                                                    ------------
        Food & Beverages -- 0.95%
  1,000 Anheuser Busch Cos., Inc..................................        70,875
 14,200 Coca Cola Co..............................................       827,149
  8,700 ConAgra, Inc..............................................       196,294
  9,400 IBP, Inc..................................................       169,200
 20,900 Nabisco Group Holdings Corp...............................       222,063
  4,100 Nabisco Holdings Corp. - Class A..........................       129,663
 23,200 Pepsi Bottling Group, Inc.................................       384,250
 22,300 Pepsico, Inc..............................................       786,075
  5,000 Tyson Foods, Inc. - Class A...............................        81,250
                                                                    ------------
                                                                       2,866,819
                                                                    ------------
        Forest Products & Papers -- 0.03%
  2,000 Georgia Pacific Group.....................................       101,500
                                                                    ------------
        Grocery -- 0.21%
  3,600 Kroger Co. (b)............................................        67,950
 11,200 Safeway, Inc. (b).........................................       398,300
  8,300 SUPERVALU, Inc............................................       166,000
                                                                    ------------
                                                                         632,250
                                                                    ------------
        Health Care -- 0.53%
  2,600 Allergan, Inc.............................................       129,350
 24,400 Amgen, Inc. (b)...........................................     1,465,525
                                                                    ------------
                                                                       1,594,875
                                                                    ------------
        Household Products -- 0.92%
  2,300 Fortune Brands, Inc.......................................        76,044
  6,000 Lancaster Colony Corp.....................................       198,750

                                   Security                            Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Household Products (continued)
    22,600 Procter & Gamble Co....................................  $  2,476,112
                                                                    ------------
                                                                       2,750,906
                                                                    ------------
           Industrial Parts -- 0.06%
     2,600 United Technologies Corp...............................       169,000
                                                                    ------------
           Industrial Services -- 0.31%
    18,300 Hertz Corp.............................................       917,288
                                                                    ------------
           Insurance -- 0.32%
    11,000 AXA Financial, Inc.....................................       372,625
     9,600 Loews Corp.............................................       582,600
                                                                    ------------
                                                                         955,225
                                                                    ------------
           Machinery & Equipment -- 0.11%
     6,300 Parker Hannifin Corp...................................       323,269
                                                                    ------------
           Media -- 0.56%
       900 Clear Channel Communications, Inc. (b).................        80,325
     6,200 Dow Jones & Co., Inc...................................       421,600
    22,000 Infinity Broadcasting Corp. (b)........................       796,124
     1,100 MediaOne Group, Inc. (b)...............................        84,494
     8,200 Metro-Goldwyn-Mayer, Inc. (b)..........................       193,213
     1,300 Time Warner, Inc.......................................        94,169
                                                                    ------------
                                                                       1,669,925
                                                                    ------------
           Medical Products -- 1.16%
    12,500 Baxter International, Inc..............................       785,156
    22,300 Johnson & Johnson......................................     2,076,687
    16,300 Tyco International Ltd.................................       633,663
                                                                    ------------
                                                                       3,495,506
                                                                    ------------
           Medical Providers -- 0.18%
     6,800 United Healthcare Corp.................................       361,250
     2,500 Wellpoint Health Networks (b)..........................       164,844
                                                                    ------------
                                                                         526,094
                                                                    ------------
           Oil & Gas -- 0.03%
     2,000 Apache Corp............................................        73,875
       755 Transocean Sedco Forex, Inc............................        25,435
                                                                    ------------
                                                                          99,310
                                                                    ------------
           Oil Services -- 0.07%
     3,900 Schlumberger Ltd.......................................       219,375
                                                                    ------------
           Pharmaceuticals -- 0.11%
     4,000 Biogen, Inc. (b).......................................       338,000
                                                                    ------------
           Photography -- 0.26%
    11,600 Eastman Kodak Co.......................................       768,500
                                                                    ------------
           Property Insurance -- 0.13%
     1,225 American International Group...........................       132,453
     7,600 Travelers Property Casualty Corp.......................       260,300
                                                                    ------------
                                                                         392,753
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal
   Amount                          Security                            Value
 or Shares                        Description                         (Note 2)
 ---------                        -----------                         --------
            Common Stocks (continued)
            Goldman Sachs Asset Management (continued)
            Restaurants -- 0.03%
      2,000 TRICON Global Restaurants, Inc. (b)...................  $     77,250
                                                                    ------------
            Retail -- Specialty -- 1.14%
      4,200 Circuit City Stores, Inc..............................       189,263
     26,700 Home Depot, Inc.......................................     1,830,618
      1,600 Tiffany & Co..........................................       142,800
     18,400 Wal-Mart Stores, Inc..................................     1,271,900
                                                                    ------------
                                                                       3,434,581
                                                                    ------------
            Semiconductors -- 1.41%
        700 Broadcom Corp. - Class A (b)..........................       190,663
     40,700 Intel Corp............................................     3,350,118
      1,500 Linear Technology Corp................................       107,344
      6,100 Texas Instruments, Inc................................       590,938
                                                                    ------------
                                                                       4,239,063
                                                                    ------------
            Telecommunications -- 2.44%
      6,500 Applied Micro Circuits Corp. (b)......................       827,125
     12,200 AT&T Corp.............................................       619,150
      3,200 Level 3 Communications, Inc. (b)......................       262,000
     24,150 MCI Worldcom, Inc. (b)................................     1,281,458
      1,000 NEXTLINK Communications, Inc. (b).....................        83,063
     12,800 QUALCOMM, Inc. (b)....................................     2,255,999
     18,000 Qwest Communications International, Inc. (b)..........       774,000
        700 RCN Corp. (b).........................................        33,950
     10,700 Scientific-Atlanta, Inc...............................       595,188
      4,700 Telephone & Data Systems, Inc.........................       592,200
                                                                    ------------
                                                                       7,324,133
                                                                    ------------
            Tobacco -- 0.12%
     15,000 Philip Morris, Inc....................................       347,813
                                                                    ------------
            Total -- Goldman Sachs Asset Management
             (Cost $53,161,568)                                       84,658,617
                                                                    ------------
            Total -- Common Stocks
             (Cost $166,643,813)                                     291,808,768
                                                                    ------------
            Time Deposit -- 1.69%
            Goldman Sachs Asset Management -- 1.69%
 $5,070,000 Deutsche Bank, 4.00%, 01/03/00........................     5,070,000
                                                                    ------------
            Total -- Time Deposit
             (Cost $5,070,000)                                         5,070,000
                                                                    ------------

 Principal          Security              Value
   Amount          Description           (Note 2)
 ---------         -----------           --------
            U.S. Treasury Bills -- 0.50%
            Jennison Associates LLP -- 0.50%
 $1,500,000 U.S. Treasury Bills,
            1/27/00.................   $  1,495,301
                                       ------------
            Total -- U.S. Treasury
             Bills
             (Cost $1,495,093)            1,495,301
                                       ------------
            Short-Term Investments -- 0.62%
            Jennison Associates LLP -- 0.55%
            Cash & Equivalents -- 0.55%
  1,641,772 Deutsche Bank Cash
            Sweep...................      1,641,772
                                       ------------
            Goldman Sachs Asset Management --
             0.07%
            Cash & Equivalents -- 0.07%
        471 Deutsche Bank Cash
            Sweep...................            471
    210,000 Morgan Stanley
             Collateral
             Account (c)............        210,000
                                       ------------
                                            210,471
                                       ------------
            Total -- Short-Term
             Investments (Cost
             $1,852,243)                  1,852,243
                                       ------------
            Total Investments (Cost
             $175,061,149) (a) --
              100.00%                   300,226,312
                                       ------------
            Liabilities in excess of
             other assets -- 0.00%           (7,346)
                                       ------------
            Total Net Assets --
             100.00%                   $300,218,966
                                       ============

--------
ADR -- American Depository Receipt

(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

 Unrealized appreciation.........................................  $127,163,719
 Unrealized depreciation.........................................    (1,998,556)
                                                                   ------------
 Net unrealized appreciation.....................................  $125,165,163
                                                                   ============

(b)  Non-income producing securities.

(c) Principal amount of securities pledged as collateral for open future contracts.

FUTURES

                    Number of  Contract  Expiration Unrealized
                    Contracts   Value       Date       Gain
                    --------- ---------- ---------- ----------
Goldman Sachs Asset
 Management
S&P 500 Futures --      10    $3,710,500 March 2000  $95,988

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks -- 97.08%
           Frontier Capital Management Co. -- 54.63%
           Aerospace -- 0.33%
    42,900 Orbital Sciences Corp. (b)............................   $    796,331
                                                                    ------------
           Agriculture -- 0.19%
    72,900 Seminis, Inc., Class - A (b)..........................        460,181
                                                                    ------------
           Building Materials & Components -- 0.83%
    26,200 Cameron Ashley Building Products (b)..................        262,000
    43,950 Elcor Corp............................................      1,323,994
    36,200 U.S. Aggregates, Inc..................................        434,400
                                                                    ------------
                                                                       2,020,394
                                                                    ------------
           Business Equipment & Services -- 1.17%
    11,200 Black Box Corp. (b)...................................        750,400
    15,200 Comdisco, Inc.........................................        566,200
    32,800 Interim Services, Inc. (b)............................        811,800
    37,300 Snyder Communications, Inc. (b).......................        718,025
                                                                    ------------
                                                                       2,846,425
                                                                    ------------
           Chemicals -- 0.38%
    97,300 Hexcel Corp. (b)......................................        541,231
    22,900 IMC Global, Inc.......................................        374,988
                                                                    ------------
                                                                         916,219
                                                                    ------------
           Commercial Services -- 2.43%
    72,100 Bright Horizons Family Solutions,
            Inc. (b).............................................      1,351,874
    40,700 Gerald Stevens, Inc. (b)..............................        340,863
   115,200 Global Vacation Group, Inc. (b).......................        331,200
    56,200 NOVA Corp. (b)........................................      1,773,812
    57,600 Paxar Corp. (b).......................................        486,000
    24,000 Quanta Services, Inc. (b).............................        678,000
    46,000 SITEL Corp. (b).......................................        322,000
    13,900 Sykes Enterprises, Inc. (b)...........................        609,863
                                                                    ------------
                                                                       5,893,612
                                                                    ------------
           Computer Equipment -- 3.98%
    30,000 Analog Devices, Inc. (b)..............................      2,789,999
    49,100 Artesyn Technologies, Inc. (b)........................      1,031,100
    60,200 In Focus Systems, Inc. (b)............................      1,395,888
   124,000 ISG International Software Group
            Ltd. (b).............................................      1,952,999
    12,800 Sandisk Corp. (b).....................................      1,232,000
    26,968 Seagate Technology, Inc. (b)..........................      1,255,698
                                                                    ------------
                                                                       9,657,684
                                                                    ------------
           Computer Services -- 0.72%
    18,800 CIBER, Inc. (b).......................................        517,000
    19,600 Integrated Measurement Systems,
            Inc. (b).............................................        276,850
    14,700 Keane, Inc. (b).......................................        466,725
    19,800 Mastech Corp. (b).....................................        490,050
                                                                    ------------
                                                                       1,750,625
                                                                    ------------

                                  Security                             Value
  Shares                        Description                           (Note 2)
  ------                        ------------                          --------
           Computer Software -- 4.59%
    49,100 3DO Co. (b)...........................................   $    446,503
   121,000 Ansoft Corp. (b)......................................        726,000
    39,700 Ardent Software, Inc. (b).............................      1,548,300
    30,100 Documentum, Inc., (b).................................      1,802,237
    27,700 Hyperion Solutions Corp. (b)..........................      1,204,950
   110,000 Information Resources, Inc. (b).......................      1,017,500
    32,300 Informix Corp. (b)....................................        367,413
    19,200 Parametric Technology Corp. (b).......................        519,600
    44,600 Project Software Corp. (b)............................      2,475,299
    14,000 Sterling Commerce, Inc. (b)...........................        476,875
    34,100 Sybase, Inc. (b)......................................        579,700
                                                                    ------------
                                                                      11,164,377
                                                                    ------------
           Construction -- 0.26%
    46,600 Chicago Bridge & Iron Co. N.V.........................        640,750
                                                                    ------------
           Drugs & Pharmaceuticals -- 1.61%
    39,400 DUSA Pharmaceuticals, Inc. (b)........................      1,122,900
    60,200 Guilford Pharmaceuticals, Inc. (b)....................      1,023,400
    47,000 ICN Pharmaceuticals, Inc. (b).........................      1,189,688
    22,800 Mylan Laboratories, Inc...............................        574,275
                                                                    ------------
                                                                       3,910,263
                                                                    ------------
           Electrical & Electronics -- 6.28%
    48,900 Aavid Thermal Technologies, Inc. (b)..................      1,201,106
    29,700 Applied Science & Technology, Inc. (b)................        987,061
    41,600 Arrow Electronics, Inc. (b)...........................      1,055,600
    19,300 Benchmark Electronics, Inc. (b).......................        442,694
    41,300 Cypress Semiconductor Corp. (b).......................      1,337,088
    30,400 Galileo Technology Ltd. (b)...........................        733,400
    17,600 Harman International Industries, Inc..................        987,800
   110,200 LoJack Corp. (b)......................................        743,850
    24,900 LSI Logic Corp. (b)...................................      1,680,749
    48,800 Pioneer-Standard Electronics, Inc.....................        704,550
   171,800 Trimble Navigation Ltd. (b)...........................      3,715,174
    93,500 UCAR International, Inc. (b)..........................      1,665,469
                                                                    ------------
                                                                      15,254,541
                                                                    ------------
           Electronic Components & Instruments -- 6.47%
    82,400 Atmel Corp. (b).......................................      2,435,949
   125,700 Checkpoint Systems, Inc. (b)..........................      1,280,569
    67,400 Cirrus Logic, Inc. (b)................................        897,263
    25,800 Exar Corp. (b)........................................      1,518,974
    56,400 FVC.COM, Inc. (b).....................................        659,175
    37,100 Itron, Inc. (b).......................................        227,238
    11,800 Lam Research Corp. (b)................................      1,316,438
    28,800 Lattice Semiconductor Corp. (b).......................      1,357,200
    38,400 Protein Design Labs, Inc. (b).........................      2,687,999
    17,500 Sawtek, Inc. (b)......................................      1,164,844

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                        Description                           (Note 2)
  ------                        ------------                          --------
           Common Stocks (continued)
           Frontier Capital Management Co. (continued)
           Electronic Components & Instruments (continued)
    22,900 SBS Technologies, Inc. (b)............................   $    835,850
    54,600 SIPEX Corp. (b).......................................      1,341,113
                                                                    ------------
                                                                      15,722,612
                                                                    ------------
           Energy -- 1.23%
   107,000 American Superconductor Corp. (b).....................      2,996,000
                                                                    ------------
           Engineering & Construction -- 1.41%
    46,500 Insituform Technologies, Class -A (b).................      1,313,625
    49,600 Layne Christensen Co. (b).............................        359,600
   103,500 Stone & Webster, Inc..................................      1,740,094
                                                                    ------------
                                                                       3,413,319
                                                                    ------------
           Financial Services -- 0.61%
    39,300 Investment Technology Group, Inc......................      1,129,875
    12,900 Waddell & Reed Financial, Inc.........................        349,913
                                                                    ------------
                                                                       1,479,788
                                                                    ------------
           Footwear -- 0.33%
    73,300 Wolverine World Wide, Inc.............................        801,719
                                                                    ------------
           Forest Products & Papers -- 0.62%
    41,638 Albany International Corp., Class -
            A (b)................................................        645,396
    35,000 Smurfit-Stone Container Corp. (b).....................        857,500
                                                                    ------------
                                                                       1,502,896
                                                                    ------------
           Health Care -- 1.42%
    57,700 Centennial HealthCare Corp. (b).......................        173,100
    11,700 Express Scripts, Inc., Class - A (b)..................        748,800
   193,700 HEALTHSOUTH Corp. (b).................................      1,041,137
    23,400 MedPartners, Inc. (b).................................        185,738
   102,200 Mid Atlantic Medical Services, Inc. (b)...............        849,538
    37,500 Omnicare, Inc.........................................        450,000
                                                                    ------------
                                                                       3,448,313
                                                                    ------------
           Hospital Management & Services -- 0.84%
    67,800 Visible Genetics, Inc. (b)............................      2,034,000
                                                                    ------------
           Insurance -- 0.45%
    83,400 HCC Insurance Holdings, Inc...........................      1,099,838
                                                                    ------------
           Leisure & Tourism -- 0.32%
    69,200 American Coin Merchandising (b).......................        190,300
    28,500 International Game Technology.........................        578,906
                                                                    ------------
                                                                         769,206
                                                                    ------------
           Medical Biotechnology -- 1.00%
    26,400 Celgene Corp. (b).....................................      1,848,000
    63,200 North American Scientific, Inc. (b)...................        568,800
                                                                    ------------
                                                                       2,416,800
                                                                    ------------

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Medical Supplies -- 1.11%
    94,700 Endocardial Solutions, Inc. (b).......................   $    828,625
    40,200 Haemonetics Corp. (b).................................        957,263
    23,500 Mentor Corp...........................................        606,594
    28,900 STERIS Corp. (b)......................................        298,031
                                                                    ------------
                                                                       2,690,513
                                                                    ------------
           Metals -- 0.42%
    72,900 Northwest Pipe Co. (b)................................      1,020,600
                                                                    ------------
           Oil & Gas -- 0.82%
    11,800 Cooper Cameron Corp. (b)..............................        577,463
    24,400 Noble Drilling Corp. (b)..............................        799,100
    12,300 Transocean Sedco Forex, Inc...........................        414,356
    18,700 Varco International, Inc. (b).........................        190,506
                                                                    ------------
                                                                       1,981,425
                                                                    ------------
           Packaging/Containers -- 1.92%
    62,100 American National Can Group, Inc......................        807,300
    17,000 AptarGroup, Inc.......................................        427,125
    22,800 Crown Cork & Seal Co., Inc............................        510,150
   151,200 Gaylord Container Corp., Class -A (b).................      1,030,050
    94,600 U.S. Can Corp. (b)....................................      1,880,175
                                                                    ------------
                                                                       4,654,800
                                                                    ------------
           Publishing & Printing -- 0.86%
    80,400 Mail-Well, Inc. (b)...................................      1,085,400
    14,700 Meredith Corp. (b)....................................        612,806
     6,100 Scholastic Corp. (b)..................................        379,344
                                                                    ------------
                                                                       2,077,550
                                                                    ------------
           Railroads -- 0.74%
   101,480 Westinghouse Air Brake Co.............................      1,801,270
                                                                    ------------
           Real Estate -- 0.56%
    22,700 Boston Properties, Inc................................        706,537
    35,200 Healthcare Realty Trust, Inc..........................        550,000
     7,700 Jones Lang LaSalle, Inc. (b)..........................         91,438
                                                                    ------------
                                                                       1,347,975
                                                                    ------------
           Recreation -- 0.47%
    49,100 Action Performance Companies, Inc. (b)................        564,650
    33,000 Callaway Golf Co......................................        583,688
                                                                    ------------
                                                                       1,148,338
                                                                    ------------
           Restaurants -- 0.19%
    77,800 CKE Restaurants, Inc..................................        457,075
                                                                    ------------
           Rubber & Plastics -- 0.01%
     3,600 U.S. Plastic Lumber Corp. (b).........................         27,675
                                                                    ------------
           Steel -- 3.07%
   129,573 AK Steel Holding Corp.................................      2,445,689
    79,450 Allegheny Technologies, Inc...........................      1,782,659
    21,700 Carpenter Technology Corp.............................        595,394
    21,300 Cleveland-Cliffs, Inc.................................        662,963

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                 Security                           Value
  Shares                       Description                         (Note 2)
  ------                       ------------                        --------
           Common Stocks (continued)
           Frontier Capital Management Co. (continued)
           Steel (continued)
    56,100 Oregon Steel Mills, Inc............................   $    445,294
    20,400 Precision Castparts Corp...........................        535,500
    30,100 USX-U. S. Steel Group..............................        993,300
                                                                 ------------
                                                                    7,460,799
                                                                 ------------
           Telecommunications -- 2.85%
    11,218 Adelphia Communications Corp.,
            Class - A (b).....................................        736,181
    38,900 Digital Microwave Corp. (b)........................        911,719
    57,700 InterVoice, Inc. (b)...............................      1,341,524
    63,700 P-Com, Inc. (b)....................................        563,347
     8,700 Voicestream Wireless Corp. (b).....................      1,238,119
    16,200 Western Wireless Corp., Class -
            A (b).............................................      1,081,350
    13,800 WinStar Communications, Inc. (b)...................      1,033,275
                                                                 ------------
                                                                    6,905,515
                                                                 ------------
           Telecommunications Equipment -- 1.32%
    47,600 Pairgain Technologies, Inc. (b)....................        675,325
    10,600 REMEC, Inc. (b)....................................        270,300
    65,400 Tollgrade Communications, Inc. (b).................      2,256,300
                                                                 ------------
                                                                    3,201,925
                                                                 ------------
           Textiles & Apparel -- 0.75%
    90,600 Unifi, Inc. (b)....................................      1,115,513
    40,700 WestPoint Stevens, Inc.............................        712,250
                                                                 ------------
                                                                    1,827,763
                                                                 ------------
           Toys -- 0.52%
    24,000 Hasbro, Inc........................................        457,500
    60,940 Mattel, Inc........................................        799,838
                                                                 ------------
                                                                    1,257,338
                                                                 ------------
           Waste Disposal -- 0.83%
   139,500 Republic Services, Inc. (b)........................      2,005,313
                                                                 ------------
           Wholesale Distribution --Pharmaceuticals -- 0.30%
    23,300 Amerisource Health Corp., Class -
            A (b).............................................        353,869
    24,400 Bindley Western Industries, Inc....................        367,525
                                                                 ------------
                                                                      721,394
                                                                 ------------
           Wire & Cable -- 0.42%
    44,550 Cable Design Technologies Corp. (b)................      1,024,650
                                                                 ------------
           Total -- Frontier Capital Management Co. (Cost
            $93,740,714)......................................    132,607,811
                                                                 ------------
           Geewax, Terker & Co. -- 42.45%
           Advertising -- 0.40%
     2,300 Catalina Marketing Corp. (b).......................        266,225
     1,708 Doubleclick, Inc. (b)..............................        432,231

                                  Security                             Value
  Shares                        Description                           (Note 2)
  ------                        ------------                          --------
           Advertising (continued)
     5,900 True North Communications, Inc........................   $    263,657
                                                                    ------------
                                                                         962,113
                                                                    ------------
           Aerospace/Defense -- 0.12%
     4,200 Alliant Techsystems, Inc. (b).........................        261,712
     1,700 Scott Technologies, Inc. (b)..........................         32,088
                                                                    ------------
                                                                         293,800
                                                                    ------------
           Airlines -- 0.14%
     9,720 Alaska Air Group, Inc. (b)............................        341,415
                                                                    ------------
           Aluminium -- 0.02%
     5,650 Kaiser Aluminum Corp. (b).............................         43,434
                                                                    ------------
           Appliances & Household Products -- 0.08%
    11,700 Windmere-Durable Holdings,
            Inc. (b).............................................        198,900
                                                                    ------------
           Auto Parts -- 0.26%
     4,000 Borg-Warner Auto, Inc.................................        162,000
     4,600 CLARCOR, Inc..........................................         82,800
     1,400 Dura Automotive Systems, Inc. (b).....................         24,414
     1,925 Monaco Coach Corp. (b)................................         49,208
     9,000 O'Reilly Automotive, Inc. (b).........................        193,500
     4,100 Superior Industries International, Inc................        109,931
                                                                    ------------
                                                                         621,853
                                                                    ------------
           Auto Related -- 0.28%
     3,800 Arvin Industries, Inc.................................        107,825
     1,100 Detroit Diesel Corp...................................         21,106
     3,900 Smith (A.O.) Corp.....................................         85,313
    20,000 Tower Automotive, Inc. (b)............................        308,750
    10,300 Wabash National Corp..................................        154,500
                                                                    ------------
                                                                         677,494
                                                                    ------------
           Automobiles -- Retail -- 0.04%
     6,300 Group 1 Automotive, Inc. (b)..........................         87,806
                                                                    ------------
           Banking -- 2.31%
    18,400 BancWest Corp.........................................        358,799
     3,600 Bank United Corp......................................         98,100
    12,772 BOK Financial Corp. (b)...............................        258,033
     1,000 Cathay Bancorp, Inc...................................         41,000
     2,000 Chittenden Corp.......................................         59,250
     3,387 Citizens Banking Corp.................................         75,784
     5,100 Commerce Bancorp......................................        206,231
    10,600 Cullen/Frost Bankers, Inc.............................        272,949
     5,200 CVB Financial Corp....................................        120,250
     8,200 Dime Community Bancshares.............................        151,700
     3,296 F&M National Corp.....................................         90,846
     3,600 First Charter Corp....................................         53,550
       700 First Citizens BancShares, Inc.,
            Class - A............................................         48,825
     8,500 First Federal Capital Corp............................        124,313
     1,200 First Midwest Bancorp, Inc............................         31,800

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                        Description                           (Note 2)
  ------                        ------------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Banking (continued)
    12,200 First Sentinel Bancorp, Inc...........................   $     95,313
     2,500 First Washington Bancorp, Inc.........................         36,875
     3,800 Greater Bay Bancorp...................................        162,928
     1,400 Hamilton Bancorp, Inc. (b)............................         24,850
     4,738 Hudson United Bancorp.................................        121,115
    12,050 Independence Community Bank Corp......................        150,625
     6,600 Irwin Financial Corp..................................        117,563
     1,600 JSB Financial, Inc....................................         83,000
     3,300 MAF Bancorp, Inc......................................         69,094
     1,751 Mid-America Bancorp...................................         49,904
     2,835 National Penn Bancshares, Inc.........................         71,229
     2,200 OceanFirst Financial Corp.............................         38,088
     7,000 One Valley Bancorp, Inc...............................        214,375
     5,150 Oriental Financial Group, Inc.........................        113,622
     8,200 PFF Bancorp, Inc......................................        158,875
     2,800 Provident Bankshares Corp.............................         48,475
     4,600 Queens County Bancorp, Inc............................        124,775
     1,300 Reliance Bancorp, Inc.................................         44,850
    11,880 Republic Bancorp, Inc.................................        144,231
    10,500 Richmond County Financial Corp........................        189,656
     4,100 S & T Bancorp, Inc....................................         95,069
     1,500 Silicon Valley Bancshares (b).........................         74,250
     3,400 St. Francis Capital Corp..............................         63,325
     6,000 Staten Island Bancorp, Inc............................        108,000
    10,900 Sterling Bancshares, Inc..............................        121,944
     8,900 Texas Regional Bancshares, Inc........................        258,099
    13,150 Triangle Bancorp, Inc.................................        254,781
     2,200 UMB Financial Corp....................................         83,050
     4,900 United Bancshares, Inc................................        116,988
     2,438 United National Bancorp...............................         54,093
     7,700 Washington Federal, Inc...............................        152,075
     8,200 Webster Financial Corp................................        193,213
                                                                    ------------
                                                                       5,625,760
                                                                    ------------
           Beverages -- 0.15%
     4,200 Canandaigua Wine Co., Class -
            A (b)................................................        214,200
     4,100 Robert Mondavi Corp. (b)..............................        142,475
                                                                    ------------
                                                                         356,675
                                                                    ------------
           Broadcasting & Publishing -- 0.55%
     1,000 Emmis Communication Corp., Class -A (b)...............        124,641
     3,300 Entercom Communications Corp. (b).....................        217,800
     6,000 Jones Intercable, Inc., Class - A (b).................        415,875
     8,400 Price Communications Corp. (b)........................        233,625
     4,400 Westwood One, Inc. (b)................................        334,400
                                                                    ------------
                                                                       1,326,341
                                                                    ------------

                                  Security                             Value
  Shares                        Description                           (Note 2)
  ------                        ------------                          --------
           Building Materials & Components -- 0.75%
    12,400 AMCOL International Corp..............................   $    199,949
     3,700 Centex Construction Products, Inc.....................        144,300
    13,200 Dal-Tile International, Inc. (b)......................        133,650
     1,900 Elcor Corp............................................         57,238
     6,200 Group Maintenance America
            Corp. (b)............................................         66,263
     3,000 Hughes Supply, Inc....................................         64,688
     2,200 Justin Industries, Inc................................         32,725
     3,800 Lilly Industries, Inc., Class - A.....................         51,063
     5,600 Metals USA, Inc. (b)..................................         47,600
    11,900 Mueller Industries, Inc. (b)..........................        431,374
     6,300 NCI Building Systems, Inc. (b)........................        116,550
     1,900 Nortek, Inc. (b)......................................         53,200
     9,100 OMNOVA Solutions, Inc.................................         70,525
     4,600 Texas Industries, Inc.................................        195,788
     2,200 TJ International, Inc.................................         92,400
     4,800 Universal Forest Products, Inc........................         70,800
                                                                    ------------
                                                                       1,828,113
                                                                    ------------
           Business Equipment & Services -- 0.52%
     3,400 ChoicePoint, Inc. (b).................................        140,675
     5,600 Insight Enterprises, Inc. (b).........................        227,500
     2,200 John H. Harland Co....................................         40,288
     4,300 Maximus, Inc. (b).....................................        145,931
     3,800 NCO Group, Inc. (b)...................................        114,475
     6,100 Profit Recovery Group International, Inc. (b).........        162,031
     8,800 Provant, Inc. (b).....................................        222,200
     2,500 Standard Register Co..................................         48,438
     9,400 Wallace Computer Services, Inc........................        156,275
                                                                    ------------
                                                                       1,257,813
                                                                    ------------
           Casinos & Gaming -- 0.37%
     6,900 Aztar Corp. (b).......................................         75,038
    15,000 Hollywood Park, Inc. (b)..............................        336,563
    15,600 Station Casinos, Inc. (b).............................        350,024
     9,950 WMS Industries, Inc. (b)..............................        130,594
                                                                    ------------
                                                                         892,219
                                                                    ------------
           Chemicals -- 1.10%
    13,800 Airgas, Inc. (b)......................................        131,100
     8,700 Brady Corp............................................        295,256
     1,400 Bush Boake Allen, Inc. (b)............................         34,388
     5,200 Cambrex Corp..........................................        179,075
     5,500 Chemfirst, Inc........................................        120,313
     7,700 Cytec Industries, Inc. (b)............................        178,063
     9,600 Dexter Corp...........................................        381,599
     7,400 Ferro Corp............................................        162,800
     3,650 Geon Co...............................................        118,625
     2,600 Georgia Gulf Corp.....................................         79,138
     7,000 Minerals Technologies, Inc............................        280,438
     5,500 OM Group, Inc.........................................        189,406
     4,100 Schulman, Inc.........................................         66,881

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Chemicals (continued)
     4,900 Spartech Corp.........................................   $    158,025
    21,600 W.R. Grace & Co. (b)..................................        299,699
                                                                    ------------
                                                                       2,674,806
                                                                    ------------
           Commercial Services -- 0.42%
       950 ABM Industries, Inc...................................         19,356
     6,900 Copart, Inc. (b)......................................        300,150
     1,700 Daisytek International Corp. (b)......................         39,631
     3,800 Kelly Services, Class - A.............................         95,475
     6,200 Lason, Inc. (b).......................................         68,200
     2,100 NFO Worldwide, Inc. (b)...............................         46,988
     5,050 Pierce Leahy Corp. (b)................................        218,413
     5,450 Pre-Paid Legal Services, Inc. (b).....................        130,800
     3,500 Professional Detailing, Inc. (b)......................        104,781
                                                                    ------------
                                                                       1,023,794
                                                                    ------------
           Computer Equipment -- 1.00%
     7,700 Actel Corp. (b).......................................        184,800
       700 Advanced Digital Information
            Corp. (b)............................................         34,038
    12,200 Artesyn Technologies, Inc. (b)........................        256,200
     5,200 Cybex Computer Products Corp. (b).....................        210,600
     5,300 Emulex Corp. (b)......................................        596,249
     3,600 MIPS Technologies, Inc. (b)...........................        187,200
     5,900 National Instruments Corp. (b)........................        225,675
     3,200 Network Appliance, Inc. (b)...........................        265,800
     1,800 PMC-Sierra, Inc. (b)..................................        288,563
     2,900 Zebra Technologies Corp., Class -
            A (b)................................................        169,650
                                                                    ------------
                                                                       2,418,775
                                                                    ------------
           Computer Services -- 1.06%
       800 Allaire Corp. (b).....................................        117,050
       930 Computer Sciences Corp. (b)...........................         88,001
     4,500 Go2net, Inc. (b)......................................        391,500
     2,700 Gtech Holdings Corp. (b)..............................         59,400
     6,300 Imation Corp. (b).....................................        211,444
     6,500 Lycos, Inc. (b).......................................        517,156
       500 Sykes Enterprises, Inc (b)............................         21,938
    11,500 TeleTech Holdings, Inc. (b)...........................        387,586
     4,800 VerticalNet, Inc. (b).................................        786,900
                                                                    ------------
                                                                       2,580,975
                                                                    ------------
           Computer Software -- 3.86%
    18,200 Acclaim Entertainment, Inc. (b).......................         93,275
     9,400 Activision, Inc. (b)..................................        143,938
       200 Aspect Development, Inc. (b)..........................         13,700
     3,000 BindView Development Corp. (b)........................        149,063
     7,600 Broadvision, Inc. (b).................................      1,292,474
     2,300 Clarify, Inc. (b).....................................        289,800
     2,000 Comverse Technology, Inc. (b).........................        289,500

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Computer Software (continued)
     6,400 Concord Communications, Inc. (b)......................   $    284,000
     6,200 Electronics For Imaging, Inc. (b).....................        360,375
     2,300 Gerber Scientific, Inc................................         50,456
       900 Hyperion Solutions Corp. (b)..........................         39,150
    10,000 Intervoice, Inc. (b)..................................        232,500
     1,200 ISS Group, Inc. (b)...................................         85,350
     6,900 Kronos, Inc. (b)......................................        414,000
     3,800 Legato Systems, Inc. (b)..............................        261,488
     7,700 Mercury Interactive Corp. (b).........................        831,118
     6,700 Micromuse, Inc. (b)...................................      1,138,999
     3,800 Micros Systems, Inc. (b)..............................        281,200
     3,900 MicroStrategy, Inc. (b)...............................        818,999
     5,600 Peregrine Systems, Inc. (b)...........................        471,450
     7,000 Pinnacle Systems, Inc. (b)............................        284,813
     3,100 QRS Corp. (b).........................................        323,369
     4,462 Razorfish, Inc. (b)...................................        424,448
     4,900 Remedy Corp. (b)......................................        233,363
     3,400 Structural Dynamics Research
            Corp. (b)............................................         43,350
    13,100 Sybase, Inc. (b)......................................        222,700
     6,750 THQ, Inc. (b).........................................        156,516
     4,200 Wind River Systems, Inc. (b)..........................        154,350
                                                                    ------------
                                                                       9,383,744
                                                                    ------------
           Construction -- 0.20%
     7,300 Granite Construction, Inc.............................        134,594
     4,100 Jacobs Engineering Group, Inc. (b)....................        133,250
     9,600 Morrison Knudsen Corp. (b)............................         75,000
     3,000 NVR, Inc. (b).........................................        143,250
                                                                    ------------
                                                                         486,094
                                                                    ------------
           Defense -- 0.06%
     3,300 AAR Corp..............................................         59,194
     9,100 Gencorp, Inc..........................................         89,862
                                                                    ------------
                                                                         149,056
                                                                    ------------
           Electric Utility -- 0.68%
     2,900 Black Hills Corp......................................         64,344
     4,400 Cleco Corp............................................        141,075
     7,500 Energen Corp..........................................        135,469
     7,200 Hawaiian Electric Industries, Inc.....................        207,900
     2,500 Idacorp, Inc..........................................         67,031
    14,300 MDU Resources Group, Inc..............................        286,000
    14,800 Minnesota Power, Inc..................................        250,675
     5,300 Northwestern Corp.....................................        116,600
     4,800 Public Service Co. of New Mexico......................         78,000
    17,124 Sierra Pacific Resources..............................        296,459
                                                                    ------------
                                                                       1,643,553
                                                                    ------------
           Electrical & Electronics -- 0.61%
     9,700 AMETEK, Inc...........................................        184,906
    20,200 Amkor Technologies, Inc. (b)..........................        570,650
     6,400 Cable Design Technologies Corp. (b)...................        147,200

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Electrical & Electronics (continued)
     8,300 Coherent, Inc. (b)....................................   $    222,025
     9,400 Tektronix, Inc........................................        365,425
                                                                    ------------
                                                                       1,490,206
                                                                    ------------
           Electronic Components &
            Instruments -- 4.98%
     2,450 Amphenol Corp., Class - A (b).........................        163,078
       300 ANADIGICS, Inc. (b)...................................         14,156
     7,800 Belden, Inc...........................................        163,800
     3,900 Burr-Brown Corp. (b)..................................        140,888
     6,100 C-Cube Microsystems, Inc. (b).........................        379,725
     3,000 Credence Systems Corp. (b)............................        259,500
     7,300 CTS Corp..............................................        550,237
    25,700 Cypress Semiconductor Corp. (b).......................        832,037
     6,850 Dallas Semiconductor Corp.............................        441,397
     6,400 DII Group, Inc. (b)...................................        454,199
     1,800 Electro Scientific Industries, Inc. (b)...............        131,400
     2,000 Franklin Electric Co., Inc............................        140,375
    15,600 General Semiconductor, Inc. (b).......................        221,325
     6,500 Hadco Corp. (b).......................................        331,500
     4,600 Harman International Industries, Inc..................        258,175
     7,500 Hussmann International, Inc...........................        112,969
     2,700 Hutchinson Technology, Inc. (b).......................         57,375
    24,700 Integrated Device Technology,
            Inc. (b).............................................        716,299
    12,600 Kemet Corp. (b).......................................        567,787
    16,400 Kent Electronics Corp. (b)............................        373,100
     3,800 Kopin Corp. (b).......................................        159,600
     3,400 Lam Research Corp. (b)................................        379,313
     8,500 Lattice Semiconductor Corp. (b).......................        400,563
     3,000 LTX Corp. (b).........................................         67,125
     5,700 Mark IV Industries, Inc...............................        100,819
     5,900 Methode Electronics, Inc..............................        189,538
     5,700 Micrel, Inc. (b)......................................        324,544
       600 National Computer Systems, Inc........................         22,575
     1,200 NVIDIA Corp. (b)......................................         56,325
     1,300 Optical Coating Laboratory, Inc.......................        384,800
     3,800 Park Electrochemical Corp.............................        100,938
    10,900 PerkinElmer, Inc......................................        454,393
     5,000 Pioneer Standard Electronics, Inc.....................         72,188
       800 Plexus Corp. (b)......................................         35,200
       800 PRI Automation, Inc. (b)..............................         53,700
     2,600 Progress Software Corp. (b)...........................        147,550
     3,300 Regal-Beloit Corp.....................................         68,063
     5,200 Sawtek, Inc. (b)......................................        346,125
     6,500 Semtech Corp. (b).....................................        338,813
     1,020 Solectron Corp. (b)...................................         97,028
     4,300 Technitrol, Inc.......................................        191,350
     7,400 TranSwitch Corp. (b)..................................        536,962

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Electronic Components & Instruments (continued)
     3,350 Triquint Semiconductor, Inc. (b)......................   $    372,688
     7,150 Ucar International, Inc. (b)..........................        127,359
     8,175 Vishay Intertechnology, Inc. (b)......................        258,534
     1,700 Woodward Governor Co..................................         46,750
     6,100 Xircom, Inc. (b)......................................        457,499
                                                                    ------------
                                                                      12,099,664
                                                                    ------------
           Environmental Services -- 0.06%
     9,800 Tetra Tech, Inc. (b)..................................        150,675
                                                                    ------------
           Financial Services -- 0.82%
     2,400 Advanta Corp., Class - A..............................         43,800
     6,500 Allied Capital Corp...................................        119,031
     5,300 Amcore Financial, Inc.................................        127,200
    13,550 AmeriCredit Corp. (b).................................        250,675
    12,400 Doral Financial Corp..................................        152,675
     9,000 Financial Federal Corp. (b)...........................        205,313
     5,600 Investors Financial Services Corp.....................        257,600
     3,300 John Nuveen Co. Class - A.............................        119,006
     3,500 Metris Co., Inc.......................................        124,906
    11,100 Morgan Keegan, Inc....................................        186,619
     7,650 Raymond James Financial, Inc..........................        142,959
       900 SEI Investments Co....................................        107,114
     7,260 Sky Financial Group, Inc..............................        146,108
                                                                    ------------
                                                                       1,983,006
                                                                    ------------
           Food Processing -- 0.91%
     4,000 Agribrands International, Inc. (b)....................        184,000
    13,400 Corn Products International, Inc......................        438,850
    12,700 International Home Foods, Inc. (b)....................        220,663
     6,400 J. M. Smucker Co......................................        124,800
     6,500 Performance Food Group Co. (b)........................        158,438
     6,300 Ralcorp Holdings, Inc. (b)............................        125,606
     1,400 Riviana Foods, Inc....................................         24,850
     3,200 Smithfield Foods, Inc. (b)............................         76,800
    12,000 Suiza Foods Corp. (b).................................        475,499
    18,200 Universal Foods Corp..................................        370,825
                                                                    ------------
                                                                       2,200,331
                                                                    ------------
           Footwear -- 0.11%
     5,500 Reebok International Ltd. (b).........................         45,031
     4,000 Timberland Co., Class - A (b).........................        211,500
                                                                    ------------
                                                                         256,531
                                                                    ------------
           Forest Products & Papers -- 0.01%
       750 Deltic Timber Corp....................................         16,406
                                                                    ------------
           Grocery -- 0.12%
    10,200 Casey's General Stores, Inc...........................        106,463
     6,500 Great Atlantic And Pacific Tea, Inc...................        181,187
                                                                    ------------
                                                                         287,650
                                                                    ------------
           Health Care -- 0.18%
     9,400 Advance Paradigm, Inc. (b)............................        202,688
    11,800 CareMatrix Corp. (b)..................................         29,500

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Health Care (continued)
     7,300 Coventry Health Care, Inc. (b)........................   $     49,275
     2,100 Hooper Holmes, Inc....................................         54,075
     7,000 Res-Care, Inc. (b)....................................         89,250
                                                                    ------------
                                                                         424,788
                                                                    ------------
           Homebuilders -- 0.41%
    16,000 D. R. Horton, Inc.....................................        221,000
    11,100 Kaufman and Broad Home Corp...........................        268,480
     6,600 Lennar Corp...........................................        107,250
     8,300 Pulte Corp............................................        186,750
     2,300 Ryland Group, Inc.....................................         53,044
     4,900 Toll Brothers, Inc. (b)...............................         91,263
     2,900 Webb (Del) Corp. (b)..................................         72,319
                                                                    ------------
                                                                       1,000,106
                                                                    ------------
           Hotel & Motel -- 0.18%
     3,200 Choice Hotels International, Inc. (b).................         54,800
    30,900 Extended Stay America, Inc. (b).......................        235,614
    12,300 Sunterra Corp. (b)....................................        141,450
                                                                    ------------
                                                                         431,864
                                                                    ------------
           Household Products -- 0.25%
    18,800 Playtex Products, Inc. (b)............................        289,050
    18,200 Tupperware Corp.......................................        308,263
                                                                    ------------
                                                                         597,313
                                                                    ------------
           Human Resources -- 0.27%
    20,900 Interim Services, Inc. (b)............................        517,275
     4,900 On Assignment, Inc. (b)...............................        146,388
                                                                    ------------
                                                                         663,663
                                                                    ------------
           Insurance -- 0.71%
       600 Allegheny Corp. (b)...................................        111,300
     1,700 American Annuity Group, Inc...........................         30,600
     1,900 E.W. Blanch Holdings, Inc.............................        116,375
    10,950 First American Financial Corp.........................        136,191
     5,950 HSB Group, Inc........................................        201,184
     6,300 Leucadia National Corp................................        145,688
     3,800 Liberty Financial Cos., Inc...........................         87,163
     4,100 Mid Atlantic Medical Services,
            Inc. (b).............................................         34,081
     9,900 MONY Group, Inc.......................................        288,956
    11,900 Radian Group, Inc.....................................        568,225
                                                                    ------------
                                                                       1,719,763
                                                                    ------------
           Machinery & Engineering -- 0.20%
     6,900 Applied Industrial Tech., Inc.........................        114,713
     7,500 Applied Power, Inc., Class - A........................        275,624
     1,800 Columbus McKinnon Corp................................         18,225
     1,400 NACCO Industries, Inc.................................         77,788
                                                                    ------------
                                                                         486,350
                                                                    ------------

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Manufacturing -- 1.74%
    13,800 Apogee Enterprises, Inc...............................   $     69,863
    10,300 Aptargroup, Inc.......................................        258,788
     2,700 Briggs & Stratton Corp................................        144,788
    12,400 Church & Dwight Co., Inc..............................        330,924
    13,750 Donaldson Co., Inc....................................        330,859
    10,000 Ethan Allen Interiors, Inc............................        320,625
    12,150 Furniture Brands International,
            Inc. (b).............................................        267,300
     9,200 Idex Corp.............................................        279,450
    15,400 JLG Industries, Inc...................................        245,438
     3,100 Kimball International, Inc.,
            Class - A............................................         51,150
    13,250 La-Z-Boy, Inc.........................................        222,766
     3,200 Lincoln Electric Holding, Inc.........................         66,000
     7,940 Manitowoc Co., Inc....................................        269,960
    10,000 Mettler-Toledo International,
            Inc. (b).............................................        381,874
     3,100 Milacron, Inc.........................................         47,663
     6,650 Roper Industries, Inc.................................        251,453
     4,400 Simpson Manufacturing Co., Inc. (b)...................        192,500
     4,300 Specialty Equipment Cos., Inc. (b)....................        102,931
     2,700 SPS Technologies, Inc. (b)............................         86,231
     3,300 Stewart & Stevenson Services, Inc.....................         39,084
     2,900 Toro Co...............................................        108,206
     6,700 Valhi, Inc............................................         70,350
     6,500 Watsco, Inc...........................................         75,156
                                                                    ------------
                                                                       4,213,359
                                                                    ------------
           Medical Biotechnology -- 1.31%
     1,000 Abgenix, Inc. (b).....................................        132,500
     7,200 Biomatrix, Inc. (b)...................................        138,600
     8,300 Celera Genomics Group (b).............................      1,236,699
     5,200 Gilead Sciences, Inc. (b).............................        281,450
     5,500 Human Genome Sciences, Inc. (b).......................        839,438
       700 ImClone Systems, Inc. (b).............................         27,738
     9,600 TECHNE Corp. (b)......................................        528,600
                                                                    ------------
                                                                       3,185,025
                                                                    ------------
           Medical Supplies -- 0.61%
       650 Bacou USA, Inc. (b)...................................          9,791
     4,900 Conmed Corp. (b)......................................        126,788
     4,100 Datascope Corp. (b)...................................        164,000
     2,000 Gliatech, Inc. (b)....................................         33,250
     3,600 Haemonetics Corp. (b).................................         85,725
     9,700 Hanger Orthopedic Group, Inc. (b).....................         97,000
     1,100 Medicis Pharmaceutical Corp. (b)......................         46,819
     5,800 Patterson Dental Co. (b)..............................        247,224
     2,000 Resmed, Inc. (b)......................................         83,500
     1,400 Thermo Bioanalysis Corp. (b)..........................         25,725
     4,900 Vital Signs, Inc......................................        112,088
     7,800 Wesley Jessen Visioncare, Inc. (b)....................        295,424
     5,300 West Pharmaceutical Services, Inc.....................        163,969
                                                                    ------------
                                                                       1,491,303
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Mining -- 0.02%
     1,700 Stillwater Mining Co. (b).............................   $     54,188
                                                                    ------------
           Natural Gas Utilities -- 0.68%
     4,000 Eastern Enterprises...................................        229,750
     5,350 Equitable Resources, Inc..............................        178,556
     9,600 Laclede Gas Co........................................        207,600
     4,100 New Jersey Resources Corp.............................        160,156
     3,800 Northwest Natural Gas Co..............................         83,363
     2,000 NUI Corp..............................................         52,750
     6,800 Oneok, Inc............................................        170,850
     3,400 People's Energy Corp..................................        113,900
     3,700 Piedmont Natural Gas Co., Inc.........................        111,925
       900 South Jersey Industries, Inc..........................         25,594
     4,300 UGI Corp..............................................         87,881
     8,300 Washington Gas Light Co...............................        228,250
                                                                    ------------
                                                                       1,650,575
                                                                    ------------
           Oil & Gas -- 1.35%
     6,050 Barrett Resources Corp. (b)...........................        178,096
     6,350 Cabot Oil & Gas Corp..................................        101,997
     3,700 Cal Dive International, Inc (b).......................        122,563
    21,950 Cross Timbers Oil Co..................................        198,921
     3,150 Devon Energy Corporation..............................        103,556
     5,100 Evergreen Resources, Inc. (b).........................        100,725
    10,150 Forest Oil Corp. (b)..................................        133,853
     7,900 Global Industries Ltd. (b)............................         68,138
     6,500 Helmerich & Payne, Inc................................        141,781
     5,400 Houston Exploration Co. (b)...........................        106,988
     7,500 Louis Dreyfus Natural Gas Corp. (b)...................        135,938
     9,200 Marine Drilling Companies, Inc. (b)...................        206,424
     2,200 McMoRan Exploration Co. (b)...........................         46,475
    13,200 Newfield Exploration Co. (b)..........................        353,099
     2,300 Nuevo Energy Co. (b)..................................         43,125
     7,300 Ocean Energy, Inc. (b)................................         56,575
     3,500 Oceaneering International, Inc. (b)...................         52,281
    12,600 Pennzoil-Quaker State Co..............................        128,363
    17,300 Pioneer Natural Resources Co. (b).....................        154,619
     2,400 SEACOR SMIT, Inc. (b).................................        124,200
     4,000 Stone Energy Corp. (b)................................        142,500
     8,600 Tesoro Petroleum Corp. (b)............................         99,438
     5,900 Tom Brown, Inc. (b)...................................         78,913
     8,700 Valero Energy Corp....................................        172,913
    10,300 Varco International, Inc. (b).........................        104,931
     9,900 Vintage Petroleum, Inc................................        119,419
                                                                    ------------
                                                                       3,275,831
                                                                    ------------
           Packaging/Containers -- 0.13%
     2,500 Ball Corp.............................................         98,438
    11,350 Shorewood Packaging Corp. (b).........................        214,940
                                                                    ------------
                                                                         313,378
                                                                    ------------

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Paper Products -- 0.50%
     4,300 Caraustar Industries, Inc.............................   $    103,200
     7,700 Glatfelter (P.H.) Co..................................        112,131
     6,100 Longview Fibre Co.....................................         86,925
    15,600 Polymer Group, Inc....................................        284,700
     6,100 Potlatch Corp.........................................        272,213
     5,000 Rayonier, Inc.........................................        241,563
     8,700 Wausau-Mosinee Paper Corp.............................        101,681
                                                                    ------------
                                                                       1,202,413
                                                                    ------------
           Pharmaceuticals -- 1.86%
    22,700 Alpharma, Inc.........................................        698,024
     7,700 ChiRex, Inc. (b)......................................        112,613
    11,300 Dura Pharmaceuticals, Inc. (b)........................        157,494
    10,320 Enzon, Inc. (b).......................................        447,629
     2,200 GelTex Pharmaceuticals, Inc. (b)......................         28,188
     9,600 IDEC Pharmaceuticals Corp. (b)........................        943,199
     9,600 Jones Pharma, Inc.....................................        417,000
     7,800 King Pharmaceuticals, Inc. (b)........................        437,288
     1,700 Medimmune, Inc. (b)...................................        281,988
     6,600 Mentor Corp...........................................        170,363
     6,400 Millenium Pharmaceuticals, Inc. (b)...................        780,799
     4,000 NBTY, Inc. (b)........................................         46,250
                                                                    ------------
                                                                       4,520,835
                                                                    ------------
           Photographic Equipment & Supplies -- 0.11%
     5,100 Matthews International Corp.,
            Class - A............................................        140,250
     7,300 Polaroid Corp.........................................        137,331
                                                                    ------------
                                                                         277,581
                                                                    ------------
           Publishing & Printing -- 0.42%
     8,500 Houghton Mifflin Co...................................        358,594
     2,000 Lee Enterprises, Inc..................................         63,875
     1,900 Media General, Inc., Class - A........................         98,800
     3,300 Scholastic Corp. (b)..................................        205,219
     7,200 Valassis Communications, Inc. (b).....................        304,200
                                                                    ------------
                                                                       1,030,688
                                                                    ------------
           Railroads -- 0.23%
     7,100 ABC-NACO, Inc. (b)....................................         58,575
     9,400 Florida East Coast Industries, Inc....................        392,450
     3,600 Trinity Industries, Inc...............................        102,375
                                                                    ------------
                                                                         553,400
                                                                    ------------
           Real Estate -- 1.51%
     3,000 Alexandria Real Estate Equities, Inc..................         95,438
     6,200 Bedford Property Investors, Inc.......................        105,788
     5,700 BRE Properties, Inc...................................        129,319
     5,400 Cabot Industrial Trust................................         99,225
     4,800 Camden Property Trust.................................        131,400
     3,400 Chelsea GCA Realty, Inc...............................        101,150
    10,400 Developers Diversified Realty Corp....................        133,900
     4,000 EastGroup Properties, Inc.............................         74,000

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Real Estate (continued)
     4,500 Forest City Enterprises, Inc.,
            Class - A............................................   $    126,000
     7,100 Glenborough Realty Trust, Inc.........................         94,963
     6,400 Health Care REIT, Inc.................................         96,800
     7,000 Healthcare Realty Trust, Inc..........................        109,375
    14,100 IndyMac Mortgage Holdings, Inc........................        179,775
    10,300 Innkeepers USA Trust..................................         84,331
     9,800 LNR Property Corp.....................................        194,774
    16,400 MeriStar Hospitality Corp.............................        262,399
     8,300 Nationwide Health Properties, Inc.....................        114,125
     5,300 Pacific Gulf Properties, Inc..........................        107,325
     3,700 Parkway Properties, Inc...............................        106,606
     8,600 Prentiss Properties Trust.............................        180,600
     8,200 PS Business Parks, Inc................................        186,550
    11,900 Regency Realty Corp...................................        237,999
     5,400 RFS Hotel Investors, Inc..............................         56,363
     6,300 Sl Green Realty Corp..................................        137,025
     7,319 Starwood Financial, Inc...............................        123,964
     6,700 Summit Properties, Inc................................        119,763
    12,200 U.S. Restaurant Properties, Inc.......................        174,613
     4,900 Walden Residential Properties, Inc....................        105,963
                                                                    ------------
                                                                       3,669,533
                                                                    ------------
           Recreation -- 0.40%
       700 Anchor Gaming (b).....................................         30,406
     4,300 Boyd Gaming Corp. (b).................................         24,994
    12,200 Callaway Golf Co......................................        215,787
    12,500 Fairfield Communities, Inc. (b).......................        134,375
     2,800 Macrovision Corp. (b).................................        207,200
     2,500 Midway Games, Inc. (b)................................         59,844
     2,000 Polaris Industries, Inc...............................         72,500
     4,600 Trendwest Resorts, Inc (b)............................        103,500
     5,900 Winnebago Industries, Inc.............................        118,369
                                                                    ------------
                                                                         966,975
                                                                    ------------
           Rental & Leasing -- 0.30%
     7,900 Aaron Rents, Inc......................................        140,225
    10,700 Avis Rent A Car, Inc. (b).............................        273,518
     1,400 Interpool, Inc........................................         10,413
     2,500 McGrath Rent Corp.....................................         43,750
     7,100 Rent-A-Center Inc. (b)................................        140,669
     2,800 XTRA Corp. (b)........................................        119,350
                                                                    ------------
                                                                         727,925
                                                                    ------------
           Restaurants -- 0.82%
    10,400 Applebee's International, Inc.........................        306,799
     5,700 Bob Evans Farms, Inc..................................         87,994
     9,900 CEC Entertainment, Inc. (b)...........................        280,913
     5,500 Cheesecake Factory, Inc. (b)..........................        192,500
     7,200 IHOP Corp. (b)........................................        120,150

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Restaurants (continued)
     5,500 Lone Star Steakhouse & Saloon,
            Inc. (b).............................................   $     49,070
     1,300 Luby's, Inc...........................................         14,788
     7,800 NPC International, Inc. (b)...........................         61,425
     7,500 RARE Hospitality International,
            Inc. (b).............................................        162,305
    13,150 Ruby Tuesday, Inc.....................................        239,166
    16,950 Sonic, Inc. (b).......................................        483,074
                                                                    ------------
                                                                       1,998,184
                                                                    ------------
           Retail -- 1.75%
     4,000 99 Cents Only Stores (b)..............................        153,000
    12,450 Ann Taylor Stores Corp. (b)...........................        428,746
    21,100 Borders Group, Inc. (b)...............................        338,919
     4,400 Buckle, Inc. (b)......................................         65,175
     9,200 Burlington Coat Factory Warehouse Corp................        127,650
     9,300 Cato Corp.............................................        117,413
     1,300 Footstar, Inc. (b)....................................         39,650
    10,900 Guitar Center, Inc. (b)...............................        109,681
    12,000 Gymboree Corp. (b)....................................         67,500
     6,000 Haverty Furniture Co., Inc............................         75,750
     9,800 Hollywood Entertainment Corp. (b).....................        142,100
     1,500 Lands' End, Inc. (b)..................................         52,125
     7,050 Linens 'N Things, Inc. (b)............................        208,856
    11,400 Men's Wearhouse, Inc. (b).............................        334,875
     5,300 Michaels Stores, Inc. (b).............................        151,050
    12,600 Micro Warehouse, Inc. (b).............................        233,100
    12,900 Musicland Stores Corp. (b)............................        108,844
    14,200 OfficeMax, Inc. (b)...................................         78,100
     5,900 Pacific Sunwear Of California,
            Inc. (b).............................................        189,906
     7,300 Pep Boys-Manny Moe & Jack, Inc........................         66,613
     5,400 Petco Animal Supplies, Inc. (b).......................         80,325
     7,500 Ruddick Corp..........................................        116,250
     6,800 Shopko Stores, Inc. (b)...............................        156,400
    17,000 Sunglass Hut International, Inc. (b)..................        191,250
     9,000 Talbots, Inc..........................................        401,624
     6,900 Trans World Entertainment
            Corp. (b)............................................         72,450
     4,900 Urban Outfitters, Inc. (b)............................        142,713
                                                                    ------------
                                                                       4,250,065
                                                                    ------------
           Rubber & Plastics -- 0.02%
     1,300 Rogers Corp. (b)......................................         49,725
                                                                    ------------
           Security Services -- 0.33%
    10,700 Pittway Corp., Class - A..............................        479,494
    18,100 Sensormatic Electronics Corp. (b).....................        315,619
                                                                    ------------
                                                                         795,113
                                                                    ------------
           Shipbuilding -- 0.05%
     4,400 Newport News Shipbuilding.............................        121,000
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                 Security                            Value
  Shares                        Description                         (Note 2)
  ------                        -----------                         --------
           Common Stocks (continued)
           Geewax, Terker & Co. (continued)
           Steel -- 0.44%
     9,400 AK Steel Holding Corp...............................   $    177,425
     2,200 Commercial Metals Co................................         74,663
     7,700 Gibraltar Steel Corp. (b)...........................        179,988
     1,400 Intermet Corp.......................................         16,275
     2,200 Quanex Corp.........................................         56,100
     5,250 Reliance Steel & Aluminum Co........................        123,047
     3,500 Ryerson Tull, Inc...................................         68,031
     7,100 Steel Dynamics, Inc. (b)............................        113,156
    15,900 Worthington Industries, Inc.........................        263,343
                                                                  ------------
                                                                     1,072,028
                                                                  ------------
           Telecommunications -- 1.59%
     5,700 Adtran, Inc. (b)....................................        293,194
     1,600 Aware, Inc. (b).....................................         58,200
     3,300 Commonwealth Telephone Enterprises, Inc. (b)........        174,488
    15,700 Commscope, Inc. (b).................................        632,906
    11,300 Intermedia Communications, Inc. (b).................        438,581
     5,500 MasTec, Inc. (b)....................................        244,750
     8,400 Omnipoint Corp. (b).................................      1,013,249
     1,800 Powertel, Inc. (b)..................................        180,675
     4,900 Powerwave Technologies, Inc. (b)....................        286,038
     8,100 Western Wireless Corp., Class -
            A (b)..............................................        540,675
                                                                  ------------
                                                                     3,862,756
                                                                  ------------
           Telecommunications Equipment -- 0.34%
    11,460 Advanced Fibre Communication,
            Inc. (b)...........................................        512,119
     1,000 Ancor Communications, Inc. (b)......................         67,875
     2,400 ANTEC Corp. (b).....................................         87,600
     1,300 Harmonic, Inc. (b)..................................        123,419
       300 Proxim, Inc. (b)....................................         33,000
                                                                  ------------
                                                                       824,013
                                                                  ------------
           Textiles & Apparel -- 0.11%
     3,600 bebe stores, Inc. (b)...............................         97,200
     1,100 Kellwood Co.........................................         21,381
     3,100 Nautica Enterprises, Inc. (b).......................         35,069
     7,250 Quiksilver, Inc. (b)................................        112,375
                                                                  ------------
                                                                       266,025
                                                                  ------------
           Tobacco -- 0.03%
     3,600 Universal Corp......................................         82,125
                                                                  ------------
           Toys -- 0.05%
     6,600 JAKKS Pacific, Inc. (b).............................        123,338
                                                                  ------------
           Transportation -- 1.24%
    21,900 AirTran Holdings, Inc. (b)..........................         99,234
     7,900 Alexander & Baldwin, Inc............................        180,219
    11,100 American Freightways Corp. (b)......................        179,681
     4,600 Amtran, Inc. (b)....................................         89,125

                                  Security                             Value
  Shares                         Description                          (Note 2)
  ------                         -----------                          --------
           Transportation (continued)
     3,900 Atlas Air, Inc. (b)...................................   $    107,006
    12,100 CH Robinson Worldwide, Inc............................        480,974
     4,700 Eagle USA Airfreight, Inc. (b)........................        202,688
     3,700 Fritz Companies, Inc. (b).............................         38,850
     5,000 Landstar System, Inc. (b).............................        214,063
     9,700 Mesaba Holdings, Inc. (b).............................        110,944
     9,550 Midwest Express Holdings, Inc. (b)....................        304,406
     4,600 MS Carriers, Inc. (b).................................        109,825
     3,600 Overseas Shipholding Group, Inc.......................         53,325
     5,800 Pittston BAX Group....................................        127,600
     3,800 Roadway Express, Inc..................................         82,175
     9,550 Swift Transportation Co., Inc. (b)....................        168,319
     5,900 U.S. Freightways Corp.................................        282,463
     7,050 Werner Enterprises, Inc...............................         99,141
     5,100 Wisconsin Central Transportation Corp. (b)............         68,531
                                                                    ------------
                                                                       2,998,569
                                                                    ------------
           Transportation -- Shipping -- 0.05%
     3,000 Airborne Freight Corp.................................         66,000
     2,600 Circle International Group, Inc.......................         57,850
                                                                    ------------
                                                                         123,850
                                                                    ------------
           Waste Disposal -- 0.00%
       800 IMCO Recycling, Inc...................................         10,100
                                                                    ------------
           Water Utility -- 0.27%
     3,500 American States Water Co..............................        126,000
     1,700 California Water Sevice Group.........................         51,531
     3,900 E'Town Corp...........................................        242,775
     6,900 Philadelphia Suburban Corp............................        142,744
       700 SJW Corp..............................................         84,175
                                                                    ------------
                                                                         647,225
                                                                    ------------
           Total -- Geewax, Terker & Co. (Cost $91,615,944)......    103,039,974
                                                                    ------------
           Total -- Common Stocks
            (Cost $185,356,658)..................................    235,647,785
                                                                    ------------
           Depositary Receipts -- 1.76%
           Geewax, Terker & Co. -- 1.76%
     5,000 Amex Basic Industries Select Spdr.....................        146,406
     5,400 Amex Basic Industries Spdr............................        143,100
    48,936 S&P 400 Mid-Cap Depositary Receipt....................      3,969,933
                                                                    ------------
           Total -- Depositary Receipts
            (Cost $3,989,528)....................................      4,259,439
                                                                    ------------
           Investment Company -- 0.06%
           Geewax, Terker & Co. -- 0.06%
       800 Nasdaq-100 Shares (b).................................        146,200
                                                                    ------------
           Total -- Investment Company
            (Cost $127,754)......................................        146,200
                                                                    ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal
   Amount                         Security                            Value
 or Shares                       Description                         (Note 2)
 ---------                       -----------                         --------
            Preferred Stocks -- 0.05%
            Geewax, Terker & Co. -- 0.05%
            Banking -- 0.05%
      8,600 Harbor Florida Bancshares, Inc......................   $    111,263
                                                                   ------------
            Total -- Preferred Stocks
             (Cost $104,088)....................................        111,263
                                                                   ------------
            Short-Term Investments -- 0.81%
            Frontier Capital Management Co. -- 0.76%
 $1,850,202 Deutsche Bank, Repurchase Agreement, Dated 12/31/99,
             due 1/3/00 at 1.95% with maturity value of
             $1,850,503, (Collaterized by $1,872,000 U.S.
             Treasury Bond 8.25%, 5/15/05, market value
             $1,884,578)........................................      1,850,202
                                                                   ------------

 Principal                        Security                            Value
   Amount                        Description                         (Note 2)
 ---------                       -----------                         --------
            Geewax, Terker & Co. -- 0.05%
 $  114,491 Deutsche Bank, Repurchase Agreement, Dated 12/31/99,
             due 1/3/00 at 1.95% with maturity value of
             $114,509, (Collaterized by $116,000 U.S. Treasury
             Bond 8.25%, 5/15/05, market value $116,779)........   $    114,491
                                                                   ------------
            Total -- Short-Term Investments (Cost $1,964,693)...      1,964,693
                                                                   ------------
            Total Investments (Cost $191,542,721) (a) --
              99.76%............................................    242,129,380
            Other assets in excess of
             liabilities -- 0.24%...............................        571,035
                                                                   ------------
            Total Net Assets -- 100.00%.........................   $242,700,415
                                                                   ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................ $ 67,508,402
                                                                   ------------
   Unrealized depreciation........................................  (16,921,743)
                                                                   ------------
   Net unrealized appreciation.................................... $ 50,586,659
                                                                   ============

(b)  Non-income producing securities.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments -- December 31, 1999 (Unaudited)

                                  Security                            Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Common/Preferred Stocks, Rights & Warrants -- 95.14%
            Artisan Partners LP -- 30.26%
            Australia -- 0.77%
    251,700 Cable & Wireless Optus Ltd. (Telecommunications)
             (b)................................................   $    837,793
    234,200 Colonial Ltd. (Financial)...........................      1,042,965
    750,000 LibertyOne Ltd. (Software) (b)......................        823,960
                                                                   ------------
                                                                      2,704,718
                                                                   ------------
            Austria -- 0.05%
      3,300 Bank Austria AG (Banking)...........................        186,168
                                                                   ------------
            Brazil -- 0.58%
      8,800 Telecomunicacoes Brasileiras SA -ADR (Telephone)....      1,130,800
     16,700 Telecomunicacoes de Sao Paulo SA -ADR (Telephone)...        408,106
     11,800 Telesp Celular Participacoes SA -ADR
             (Telecommunications)...............................        500,025
                                                                   ------------
                                                                      2,038,931
                                                                   ------------
            Canada -- 4.84%
    100,000 AT&T Canada, Inc. (Telecommunications) (b)..........      4,025,001
      2,000 BCE Emergis, Inc. (Software) (b)....................        106,911
     37,700 BCE, Inc. (Telecommunications)......................      3,410,370
      5,700 Certicom Corp. (Software) (b).......................        338,116
     62,500 Clearnet Communications, Inc., Class - A
             (Telecommunications) (b)...........................      2,148,438
      9,100 Cognos, Inc. (Software) (b).........................        419,738
     35,067 Corus Entertainment, Inc., Class - B (Media) (b)....        713,530
     31,200 Nortel Networks Corp. (Telecommunication
             Equipment).........................................      3,151,200
     30,800 Shaw Communications, Inc.,
             Class - B (Media)..................................      1,012,291
     47,700 Telesystem International Wireless, Inc.
             (Telecommunications) (b)...........................      1,747,048
                                                                   ------------
                                                                     17,072,643
                                                                   ------------
            Finland -- 1.29%
      1,000 Comptel PLC (Software)..............................         70,357
      8,800 Helsingin Puhelin Oyj (Telephone)...................        733,149
      7,750 Nokia Corp. - ADR (Telecommunications Equipment)....      1,472,500
      4,900 PMJ Automec Oyj (Electronics).......................         57,606
     19,600 Sonera Group Oyj (Telecommunications)...............      1,343,656
     13,900 Tietoenator Oyj (Software)..........................        868,181
                                                                   ------------
                                                                      4,545,449
                                                                   ------------

                                  Security                           Value
   Shares                        Description                        (Note 2)
   ------                        -----------                        --------
            France -- 1.94%
      3,760 AXA SA (Insurance)..................................  $    524,237
      2,730 Bouygues (Engineering & Construction)...............     1,735,385
      2,972 Dexia-Strips (Banking)..............................           150
      3,275 Groupe Danone (Food)................................       772,024
      4,350 Hacette Fillipacchi Medias (Media)..................       276,079
      4,100 Havas Advertising SA (Advertising)..................     1,747,142
      3,400 Suez Lyonnaise DES Eaux SA (Water)..................       544,945
     11,500 Unilog SA (Computers)...............................     1,254,672
                                                                  ------------
                                                                     6,854,634
                                                                  ------------
            Germany -- 1.69%
      3,475 1&1 Aktiengesellschaft & Co. (Advertising) (b)......       518,108
      6,200 Deutsche Bank AG (Banking)..........................       523,719
      2,500 LHS Group, Inc. (Software) (b)......................        61,406
     14,600 Mannesmann AG (Machinery -Diversified)..............     3,522,592
      4,100 PrimaCom AG (Media) (b).............................       248,648
      2,000 ProSieben Media AG (Media) (b)......................       116,254
        400 SAP AG (Software)...................................       240,971
     12,100 Software AG (Software) (b)..........................       737,470
                                                                  ------------
                                                                     5,969,168
                                                                  ------------
            Hong Kong -- 0.74%
    352,300 China Telecom (Hong Kong) Ltd. (Telecommunications)
             (b)................................................     2,202,583
    338,300 Founder Hong Kong Ltd. (Computers) (b)..............       413,437
                                                                  ------------
                                                                     2,616,020
                                                                  ------------
            Ireland -- 0.06%
     25,700 Bank of Ireland (Banking)...........................       204,533
                                                                  ------------
            Italy -- 3.16%
     89,100 Autogrill SpA (retail)..............................     1,121,997
     76,900 Autostrade Concessioni e Costruzioni Autostrade SpA
             (Transportation)...................................       523,693
     24,600 Bipop-Carire SpA (Banking)..........................     2,177,112
     21,800 Class Editorial SpA (Media).........................       379,933
     27,900 Finmatica SpA (Software) (b)........................       885,357
     12,830 Gucci Group NV (Apparel)............................     1,469,035
    312,200 Olivetti SpA (Telecommunications) (b)...............       904,221
    224,400 Telecom Italia Mobile SpA (Telecommunications)......     2,507,023
    241,700 Unicredito Italiano SpA (Banking)...................     1,188,229
                                                                  ------------
                                                                    11,156,600
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                           Value
   Shares                        Description                        (Note 2)
   ------                        -----------                        --------
            Common/Preferred Stocks,
             Rights & Warrants  (continued)
            Artisan Partners LP (continued)
            Japan -- 4.91%
     12,500 Asatsu-Dk, Inc (Advertising)........................  $    840,889
     30,100 Banyu Pharmaceutical Co. (Pharmaceuticals)..........       465,131
     21,400 Daiwa Securities Group, Inc. (Diversified Financial
             Services)..........................................       333,612
     33,600 Fujitsu Ltd. (Computers)............................     1,526,528
      8,500 KDD Corp. (Telecommunications)......................     1,173,443
     37,100 NEC Corp. (Electronics).............................       880,750
      9,700 Nihon Unisys Ltd. (Software)........................       332,885
        129 Nippon Telephone & Telegraph Corp. (Telephone)......     2,200,936
        190 Nippon Television Network Corp. (Media).............       222,287
         56 NTT Mobile Communications Network, Inc.
             (Telecommunications)...............................     2,145,657
     22,300 Promise Co. Ltd. (Diversified Financial Services)...     1,130,545
     10,000 Takefuji Corp. (Diversified Financial Services).....     1,246,953
     26,000 Tokyo Broadcasting System (Media)...................       877,060
     10,600 Toyo Information Systems Co., Ltd. (Commercial
             Services)..........................................       744,077
      7,600 Trans Cosmos, Inc. (Software).......................     3,230,575
                                                                  ------------
                                                                    17,351,328
                                                                  ------------
            Mexico -- 0.23%
    400,100 Cifra SA (Retail) (b)...............................       801,761
                                                                  ------------
            Netherlands -- 2.66%
      6,700 ASR Verzekeringsgroep NV (Insurance)................       426,575
      7,800 Athlon Groep NV (Auto Manufacturers)................       169,335
      5,000 Benckiser NV (Chemicals)............................       274,518
     22,900 MIH Ltd. ADR (Media) (b)............................     1,351,100
     23,900 Royal KPN NV (Telephone)............................     2,333,058
     33,700 UnitedGlobalCom, Inc. ADR (Media) (b)...............     2,380,062
     41,000 Versatel Telecom International NV (Telephone) (b)...     1,445,625
     19,100 VNU NV (Media)......................................     1,004,018
                                                                  ------------
                                                                     9,384,291
                                                                  ------------
            New Zealand -- 0.08%
    155,000 Contact Energy Ltd. (Electric)......................       270,527
                                                                  ------------

                                  Security                            Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Portugal -- 0.04%
      2,500 PT Multimedia Servicos de Telecomunicacoes e
             Multimedia, S.G.P.S., SA (Telecommunications) (b)..   $    142,220
                                                                   ------------
            Singapore -- 0.66%
     91,450 DBS Group Holdings Ltd. (Banking)...................      1,498,550
     91,900 Oversea-Chinese Banking Corporation Ltd. (Banking)..        843,980
                                                                   ------------
                                                                      2,342,530
                                                                   ------------
            South Korea -- 0.08%
      7,622 Sk Telecom - ADR (Telecommunications)...............        292,494
                                                                   ------------
            Spain -- 0.33%
     22,100 Argentaria, Caja Postal y Banco Hipotecario de
             Espana SA (Banking)................................        519,411
     58,400 Banco Santander Central Hispano SA (Banking)........        661,276
                                                                   ------------
                                                                      1,180,687
                                                                   ------------
            Sweden -- 1.08%
      2,400 Alfaskop AB (Computer Services) (b).................         32,628
      5,500 Connecta AB (Computer Services) (b).................        187,738
      6,725 Information Highway AB (Computer Services) (b)......      1,116,097
     11,400 Pharmacia & Upjohn, Inc. (Pharmaceuticals)..........        513,000
     30,000 Telefonakiebolaget LM Ericsson -  ADR
             (Telecommunication Equipment)......................      1,970,624
                                                                   ------------
                                                                      3,820,087
                                                                   ------------
            Switzerland -- 0.87%
     12,400 ABB Ltd. (Engineering & Construction) (b)...........      1,516,517
      1,285 Geberit Internatinal AG (Building Materials) (b)....        439,792
        367 Julius Baer Holding AG (Banking)....................      1,108,559
                                                                   ------------
                                                                      3,064,868
                                                                   ------------
            United Kingdom -- 3.43%
     93,700 Carlton Communications PLC (Media)..................        912,176
     54,300 Colt Telecom Group PLC (Telecommunications) (b).....      2,778,073
     19,600 Easynet Group PLC (Software) (b)....................        551,380
     10,346 Energis PLC (Telecom Services) (b)..................        496,747

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                  Security                           Value
   Shares                        Description                        (Note 2)
   ------                        -----------                        --------
            Common/Preferred Stocks,
             Rights & Warrants  (continued)
            Artisan Partners LP (continued)
            United Kingdom (continued)
     26,500 Granada Group PLC (Commercial Services).............  $    268,461
     24,600 Pearson PLC (Media).................................       795,893
     40,200 Railtrack Group PLC (Transportation)................       674,965
     53,100 Reckitt & Colman PLC (Household Products)...........       497,644
    173,100 Saatchi & Saatchi PLC (Advertising).................     1,040,987
     36,600 Schroders PLC (Banking).............................       736,243
    367,400 Stagecoach Holdings PLC (Transportation)............       946,066
    207,354 Telewest Communications PLC (Media) (b).............     1,105,546
     59,500 Thus PLC (Telecommunications) (b)...................       372,710
     58,300 WPP Group PLC (Advertising).........................       923,335
                                                                  ------------
                                                                    12,100,226
                                                                  ------------
            United States -- 0.77%
     78,500 Global Telesystems Group, Inc. (Telephone) (b)......     2,718,063
                                                                  ------------
            Total -- Artisan Partners LP
             (Cost $73,575,904)                                    106,817,946
                                                                  ------------
            Brinson Partners Inc. -- 64.88%
            Australia -- 2.66%
     38,500 Amcor Ltd. (Forest Products)........................       179,610
     42,000 Amp Ltd. (Insurance)................................       462,242
    122,400 Boral Ltd. (Building Materials).....................       188,899
     11,000 Brambles Industries Ltd. (Services).................       303,004
     62,600 Broken Hill Proprietary Co. Ltd. (Metals -
              Diversified)......................................       818,770
        514 Coca-Cola Amatil Ltd. (Beverages)...................         1,398
    106,200 CSR Ltd. (Industrial)...............................       256,958
     35,382 Lend Lease Corp. Ltd. (Real Estate).................       493,756
     68,200 National Australia Bank Ltd. (Financial)............     1,039,145
    116,274 News Corp Ltd. (Publishing & Printing)..............     1,124,570
     40,876 News Corp. Ltd. (Publishing & Printing).............       348,831
     52,337 Qantas Airways Ltd. (Transportation)................       130,055
     74,231 QBE Insurance Group Ltd. (Insurance)................       344,651
     28,050 Rio Tinto Ltd. (Mining).............................       600,199
     89,500 Santos Ltd. (Oil & Gas).............................       242,888
    264,400 Telstra Corp. (Telecommunications)..................     1,431,618

                                  Security                           Value
   Shares                        Description                        (Note 2)
   ------                        -----------                        --------
            Australia (continued)
    128,200 Westpac Banking Corp. (Financial)...................  $    880,851
     40,800 WMC Ltd. (Metals - Diversified).....................       224,117
     91,600 Woolworths Ltd. (Food - Retail).....................       313,879
                                                                  ------------
                                                                     9,385,441
                                                                  ------------
            Austria -- 0.08%
      5,700 Austria Tabakwerke AG (Tobacco).....................       275,626
                                                                  ------------
            Belgium -- 0.75%
      2,280 Electrabel NPV (Utilities)..........................       746,487
     49,130 Fortis, Class - B (Financial Services)..............     1,772,867
      2,134 KBC Bancassurance (Financial Services)..............       115,014
                                                                  ------------
                                                                     2,634,368
                                                                  ------------
            Canada -- 1.34%
     33,800 Agrium, Inc.
             (Agriculture - Supplier) (b).......................       261,112
     11,400 Alcan Aluminium Ltd.
             (Metals - Diversified) (b).........................       467,071
      7,000 Bank of Montreal (Financial) (b)....................       238,033
     14,000 Canadian National Railway Co. (Railroad) (b)........       368,878
     20,900 Canadian Pacific Ltd. (Transportation - Rail) (b)...       447,610
     30,500 Hudson's Bay Co. (Retail -   Department Stores)
             (b)................................................       359,739
     11,300 Imasco Ltd. (Tobacco) (b)...........................       311,767
     10,200 Imperial Oil Canada Ltd.
             (Oil & Gas) (b)....................................       218,099
      6,500 Magna International, Inc., Class - A (Auto Related)
             (b)................................................       275,055
     16,800 Newbridge Networks Corp. (Telecommunication
             Services) (b)......................................       378,921
     12,862 Nova Corp. (Chemicals) (b)..........................       247,517
      4,000 Potash Corp. of Saskatchewan (Agriculture) (b)......       191,751
     11,100 Royal Bank of Canada (Financial) (b)................       487,702
      9,500 Shaw Communications, Inc.,
             Class - B (Cable TV) (b)...........................       312,233
      9,012 Transcanada Pipelines Ltd. (Utilities) (b)..........        78,633
      6,200 Westcoast Energy, Inc. (Utilities) (b)..............        99,855
                                                                  ------------
                                                                     4,743,976
                                                                  ------------
            Denmark -- 0.34%
     16,080 Tele Danmark A/S, Class - B (Telecommunications)....     1,195,385
                                                                  ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                   Security                           Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Common/Preferred Stocks,
             Rights & Warrants  (continued)
            Brinson Partners Inc. (continued)
            Finland -- 1.99%
    153,100 Merita Ltd. (Banking)................................  $    902,267
     18,400 Nokia Oyj, Class - A (Telecommunications)............     3,336,523
     36,100 Sampo Insurance Co. (Insurance)......................     1,261,945
     37,700 UPM-Kymmene (Paper Products).........................     1,519,166
                                                                   ------------
                                                                      7,019,901
                                                                   ------------
            France -- 6.34%
     38,340 Air France (Airlines) (b)............................       733,854
     10,065 Air Liquide (Chemicals - Specialty)..................     1,685,189
      5,050 ALCATEL (Telecommunications).........................     1,159,925
     23,628 AVENTIS (Pharmaceuticals) (b)........................     1,373,430
      6,000 AXA (Insurance)......................................       836,549
     29,921 Banque Nationale de Paris (Financial)................     2,761,057
      5,590 Carrefour SA (Food - Retail).........................     1,031,108
      6,306 Cie de St. Gobain (Compagniede)......................     1,186,048
     25,960 France Telecom SA (Telecommunications)...............     3,433,787
      4,490 Groupe Danone
             (Food Products & Services)..........................     1,058,440
     11,374 Michelin, Class - B
             (Tire & Rubber).....................................       446,871
     11,380 Schneider Electric SA
             (Hand/Machine Tools)................................       893,639
      6,964 Societe Generale (Financial).........................     1,620,595
     38,580 Thomson CSF (Defense)................................     1,274,405
     14,293 TOTAL FINA (Oil & Gas)...............................     1,907,845
     10,801 Vivendi (Commercial Services) (b)....................       975,479
                                                                   ------------
                                                                     22,378,221
                                                                   ------------
            Germany -- 5.85%
      5,223 Allianz AG Holdings (Multi-Line Insurance) (b).......     1,754,768
     54,890 Bayer AG (Chemicals).................................     2,598,932
     25,950 Bayerische Motoren Werke AG (Auto Manufacturers).....       792,107
     36,800 Continental AG (Tire & Rubber).......................       735,889
     18,161 DaimlerChrysler AG (Automobiles).....................     1,412,410
     20,431 Deutsche Bank AG (Banking)...........................     1,725,824
     25,950 Deutsche Telekom AG (Telecommunications).............     1,848,250
     21,300 Dresdner Bank AG (Registered)........................     1,158,717
      9,480 Mannesmann AG (Banking)..............................     2,287,271
      1,600 SAP AG (Business & Public Services)..................       788,193
     29,250 Siemens AG (Manufacturing)...........................     3,721,630
     37,882 Veba AG (Utilities)..................................     1,841,340
                                                                   ------------
                                                                     20,665,331
                                                                   ------------

                                   Security                           Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Hong Kong -- 0.11%
     59,000 Henderson Land Development (Real Estate).............  $    378,735
                                                                   ------------
            Italy -- 2.01%
     30,750 Assic Generali (Insurance)...........................     1,016,068
     95,903 Beni Stabili SpA (Real Estate) (b)...................        33,815
        400 ENI - ADR (Oil)......................................        22,050
    295,000 Ente Nazionale Idrocarburi (Insurance)...............     1,622,627
     89,700 Rinascente
             (Retail - Department Stores)........................       575,620
     83,903 San Paolo - Imi SpA (Banking)........................     1,140,232
     85,000 Telecom Italia (Telecommunications)..................     1,198,811
    134,000 Telecom Italia Mobile de Risp (Telecommunications)...     1,497,063
                                                                   ------------
                                                                      7,106,286
                                                                   ------------
            Japan -- 21.13%
     12,000 Acom Co. Ltd. (Financial Services)...................     1,171,103
     99,000 Asahi Bank Ltd. (Banking)............................       608,073
    102,000 Bank Of Tokyo - Mitsubishi (Financial - Banking).....     1,416,087
      3,800 Benesse Corp. (Commercial Services)..................       911,378
     32,000 Bridgestone Corp. (Industrial Components)............       701,960
     50,000 Canon, Inc. (Business Equipment).....................     1,979,136
     35,000 Dai Nippon Printing
             (Printing & Publishing).............................       556,206
     61,000 Dai-Ichi Kangyo Bank (Banking).......................       567,954
     32,000 Daiichi Pharmaceuticals (Pharmaceuticals)............       414,624
     39,000 Daikin Kogyo Co.
             (Machinery & Engineering)...........................       528,517
     27,000 Denso Corp. (Auto Parts).............................       642,293
        178 East Japan Railway Co. (Railroads)...................       956,206
     24,900 Fanuc Co. (Electronic Components)....................     3,158,320
     47,000 Fuji Bank (Banking)..................................       455,016
    104,000 Fujitsu (Computer Equipment).........................     4,724,967
     44,000 Honda Motor Co. (Auto Related).......................     1,630,106
     14,000 Hoya Corp. (Electrical Components)...................     1,098,762
     11,000 Ito Yokado Co. (Retail - Grocery)....................     1,190,407
     97,000 Kamigumi Co. Ltd. (Commerical Services)..............       406,649
     40,000 Kao Corp.
             (Food & Household Products).........................     1,136,785
     67,000 Kirin Brewery Co. Ltd. (Brewery).....................       702,203
     20,000 Kokuyo (Office/Business).............................       265,185
     75,000 Kuraray Co. Ltd. (Chemicals).........................       756,800
     74,000 Matsushita Electric Co. (Electronic Components)......     2,041,728

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                   Security                           Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Common/Preferred Stocks,
             Rights & Warrants  (continued)
            Brinson Partners Inc. (continued)
            Japan (continued)
     64,000 Mitsubishi Corp. (Distribution/Wholesale)............  $    492,308
    117,000 Mitsubishi Estate Co. Ltd. (Real Estate).............     1,137,262
      5,000 Murata Manufacturing Co. Ltd. (Electronics)..........     1,169,933
    100,000 NEC Corp. (Electronics)..............................     2,373,989
     64,000 NGK Insulators (Industrial Components)...............       473,589
     11,400 Nintendo (Toys)......................................     1,887,218
    414,000 Nippon Steel Corp. (Steel)...........................       964,668
        267 Nippon Telegraph & Telephone Corp. (Telephone).......     4,555,425
     20,100 Nissin Food Products (Food)..........................       471,293
    104,000 Nomura Securities Co. Ltd. (Financial Services)......     1,870,722
         52 NTT Mobile Communications Network, Inc...............     1,992,395
     97,000 Obayashi Corp. (Building & Construction).............       456,771
     11,400 Orix Corp. (Financial Services)......................     2,558,526
    265,000 Osaka Gas Corp. (Utilities)..........................       635,566
      2,600 Rohm Co. (Semiconductors)............................     1,064,639
     45,000 Sankyo Pharmaceutical (Pharmaceuticals)..............       921,322
     23,000 Santen Pharmaceutical (Pharmaceuticals)..............       377,840
     22,000 Secom Co. Ltd.
             (Business & Public Services)........................     2,412,986
     42,000 Sekisui House (Manufacturing/Housing)................       370,576
      8,000 Seven-Eleven Japan (Retail)..........................     1,263,527
      1,700 Softbank Corp. (Software)............................     1,620,942
     15,600 Sony Corp.
             (Electrical & Electronics)..........................     4,608,364
     71,000 Sumitomo Bank Ltd. (Banking).........................       968,402
    155,000 Sumitomo Chemical Co. (Chemicals)....................       725,358
     42,000 Sumitomo Electric (Metal Fabricate/Hardware).........       483,592
     37,000 Takeda Chemical Industries (Pharmaceuticals).........     1,821,683
      4,900 Takefuji Corp. (Financial Services)..................       611,007
     13,000 TDK Corp.
             (Electrical & Electronics)..........................     1,788,340
     55,000 Tokio Marine & Fire (Insurance)......................       640,782

                                  Security                            Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Japan (continued)
     24,600 Tokyo Electric Power (Utilities)....................   $    657,151
      8,000 Tokyo Electron Ltd. (Semiconductors)................      1,091,937
     55,000 Toyota Motor Corp. (Auto Related)...................      2,654,284
     37,000 Yamato Transport Co. Ltd. (Transport - Services)....      1,428,488
                                                                   ------------
                                                                     74,571,350
                                                                   ------------
            Netherlands -- 3.13%
     42,732 ABN Amro Holding NV (Financial).....................      1,067,600
    111,700 Elsevier (Publishing & Printing)....................      1,334,571
     51,692 ING Groep NV (Financial)............................      3,121,361
     26,147 Koninklijke KPN NV (Telecommunications).............      2,552,405
     21,780 Royal Dutch Petroleum
             (Oil & Gas)........................................      1,335,126
     28,000 TNT Post Group NV
             (Transport - Services) (b).........................        802,498
     15,264 Unilever NV (Consumer Goods)........................        843,276
                                                                   ------------
                                                                     11,056,837
                                                                   ------------
            New Zealand -- 0.28%
     67,200 Auckland International Airport Ltd. (Business &
             Public Services)...................................        101,532
    111,000 Carter Holt Harvey
             (Forest Products & Papers).........................        144,576
    237,700 Fletcher Challenge Paper Ltd. - ADR (Forest Products
             & Papers)..........................................        165,947
     78,300 Lion Nathan Ltd. (Brewery)..........................        181,533
     86,200 Telecom Corp. of New Zealand (Telecommunications)...        404,189
                                                                   ------------
                                                                        997,777
                                                                   ------------
            Norway -- 0.19%
     12,700 Norske Skogindustrier ASA
             (Paper & Related Products).........................        659,732
                                                                   ------------
            Portugal -- 0.43%
     41,600 Electricidade De Portugal SA (Utilities)............        726,266
     73,200 Portugal Telecom (Telephone)........................        803,050
                                                                   ------------
                                                                      1,529,316
                                                                   ------------
            Singapore -- 0.62%
     58,671 Singapore Press Holdings Ltd. (Broadcasting &
             Publishing)........................................      1,271,322
    104,760 United Overseas Bank (Banking)......................        924,353
                                                                   ------------
                                                                      2,195,675
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                   Security                           Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            Common/Preferred Stocks,
             Rights & Warrants  (continued)
            Brinson Partners Inc. (continued)
            Spain -- 2.09%
    125,172 Altadis SA (Tobacco).................................  $  1,790,603
     22,206 Banco Popular Espanol (Financial)....................     1,448,485
    118,443 Banco Santander Central Hisp (Banking)...............     1,341,157
     38,231 Endesa-Empresa Nacional de Electric (Utilities)......       759,112
     81,117 Telefonica SA (Telephone) (b)........................     2,026,598
                                                                   ------------
                                                                      7,365,955
                                                                   ------------
            Sweden -- 2.08%
     70,640 Electroloux AB, Class - B (Appliances)...............     1,779,324
     49,800 Ericsson LM, Class - B (Telecommunications)..........     3,206,324
     67,020 Investor AB, Class - B (Investment Company)..........       946,621
     88,130 Nordbanken Holding AB (Holding Company)..............       518,662
    254,180 Swedish Match AB (Tobacco)...........................       888,563
                                                                   ------------
                                                                      7,339,494
                                                                   ------------
            Switzerland -- 2.50%
      1,255 Adecco SA (Human Resources/ Employment Services).....       977,267
        995 Nestle SA (Food Processing)..........................     1,822,667
      1,538 Novartis AG (Pharmaceuticals)........................     2,258,129
        195 Roche Holding AS - Genusshein (Pharmaceuticals)......     2,314,431
      3,558 Swisscom AG-REG (Telecommunications).................     1,438,930
                                                                   ------------
                                                                      8,811,424
                                                                   ------------
            United Kingdom -- 10.96%
     74,150 Allied Zurich PLC (Insurance)........................       873,290
     23,251 Astrazeneca PLC (Pharmaceuticals)....................       963,959
     38,000 Barclays PLC (Banking)...............................     1,093,234
    270,266 BP Amoco PLC
             (Oil & Gas Producers)...............................     2,716,142
     51,755 British Aerospace PLC (Aerospace/Defense)............       342,577
     96,000 British Airways PLC (Airlines).......................       626,144
    116,000 British Telecom PLC (Telecommunications).............     2,833,470
    158,053 Charter (Multi - Industries).........................       680,020
    159,161 Diageo PLC (Wine & Spirits)..........................     1,279,640
    385,000 FKI PLC (Electronics)................................     1,491,742

                                  Security                            Value
   Shares                        Description                         (Note 2)
   ------                        -----------                         --------
            United Kingdom (continued)
     76,800 Glaxo Welcome PLC (Pharmaceuticals).................   $  2,169,807
    101,700 Greenalls Group PLC (Hotels/Restaurants)............        484,356
    180,200 House of Fraser
             (Retail - Department Stores).......................        215,282
     72,000 HSBC Holdings PLC (Banking).........................      1,003,148
    192,700 Lloyds TSB Group PLC (Financial)....................      2,409,489
    120,700 Marconi PLC (Telecommunication Equipment)...........      2,134,723
    185,100 Marks & Spencer PLC
             (Retail - Department Stores).......................        880,810
    195,000 National Power PLC (Utilities)......................      1,128,614
    131,000 Nycomed Amersham PLC
             (Health & Personal Care)...........................        815,300
     42,305 Peninsular & Oriental Steam Navigation Co.
             (Transportation)...................................        705,527
    103,000 Powergen PLC (Electric).............................        739,978
     95,500 Prudential Corp. PLC (Insurance)....................      1,880,984
     57,000 Reckitt & Colman (Household Products) (b)...........        534,194
    161,000 Reed International PLC
             (Publishing - Books)...............................      1,204,751
     65,100 Rio Tinto PLC (Mining)..............................      1,571,245
    151,500 RJB Mining PLC (Mining).............................         80,714
    101,163 Royal & Sun Alliance Insurance Group PLC (Insurance)
             (b)................................................        770,061
    160,400 Scottish Hydro
             (Utilities - Electrical)...........................      1,279,891
    402,800 Tesco (Retail - Grocery)............................      1,224,183
     50,466 Thames Water PLC (Utilities)........................        628,982
     85,517 Trinity Mirror PLC (Media)..........................        913,971
    113,000 Unilever PLC (Consumer Goods).......................        830,976
    115,000 United News & Media PLC (Publishing - Newspapers)...      1,464,862
    129,000 Yorkshire Water PLC (Utilities).....................        728,919
                                                                   ------------
                                                                     38,700,985
                                                                   ------------
            Total -- Brinson Partners Inc. (Cost $173,118,586)      229,011,815
                                                                   ------------
            Total -- Common/Preferred Stocks, Rights & Warrants
             (Cost $246,694,490)                                    335,829,761
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal
   Amount                         Security                          Value
 or Shares                      Description                        (Note 2)
 ---------                      -----------                        --------
            Money Market Mutual Funds -- 4.63%
            Artisan Partners LP -- 4.63%
            United States -- 4.63%
 16,338,718 Deutsche Bank Institutional Liquid Assets Fund.....  $ 16,338,718
                                                                 ------------
            Total -- Money Market Mutual Funds (Cost
             $16,338,718)                                          16,338,718
                                                                 ------------
            Short-Term Investments -- 0.50%
            Brinson Partners Inc. -- 0.50%
            United States -- 0.50%
 $1,778,721 Deutsche Bank, Cash Sweep..........................     1,778,721
                                                                 ------------
            Total -- Short-Term Investments (Cost $1,778,721)       1,778,721
                                                                 ------------
            Total Investments (Cost $264,811,929) (a) --
              100.27%                                             353,947,200
                                                                 ------------
            Liabilities in excess of other
             assets -- 0.27%                                         (949,866)
                                                                 ------------
            Total Net Assets -- 100.00%                          $352,997,334
                                                                 ============

--------
ADR -- American Depository Receipt
PLC -- Public Liability Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized appreciation of securities as follows:

   Unrealized appreciation........................................ $ 99,504,748
   Unrealized depreciation........................................  (10,369,477)
                                                                   ------------
   Net unrealized appreciation.................................... $ 89,135,271
                                                                   ============

(b)  Non-income producing securities.


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

     Contract                                               Value on
      Amount                                   Settlement Origination     Value on     Appreciation
 (Local Currency) Forward Exchange Contracts      Date        Date        12/31/99    (Depreciation)
 ---------------- --------------------------   ---------- ------------  ------------  --------------
                   Currency Purchased
      13,600,000   Australian Dollar            02/18/00   $ 8,803,514   $ 8,899,359   $    95,845
       5,800,000   British Pound                02/18/00     9,378,292     9,364,959       (13,333)
          37,977   British Pound                01/06/00        61,345        61,313           (32)
       5,000,000   Canadian Dollar              02/18/00     3,383,683     3,452,323        68,640
      25,700,000   Euro                         02/18/00    27,340,570    25,972,976    (1,367,594)
      58,000,000   Swedish Krone                02/18/00     7,095,669     6,846,647      (249,022)
       5,600,000   Swiss Franc                  02/18/00     3,759,134     3,534,461      (224,673)
                                                          ------------  ------------   -----------
                   Total Currency Purchased               $ 59,822,207  $ 58,132,038   $(1,690,169)
                                                          ------------  ------------   -----------
                   Currency Sold
     (14,950,000)  British Pound                02/18/00  $(24,094,414) $(24,138,989)  $   (44,575)
      (8,700,000)  Euro                         02/18/00    (9,175,067)   (8,792,408)      382,659
        (629,659)  Euro                         01/04/00      (638,726)     (634,466)        4,260
        (208,612)  Euro                         01/05/00      (210,009)     (210,220)         (211)
  (2,707,000,000)  Japanese Yen                 02/18/00   (25,051,440)  (26,575,692)   (1,524,252)
      (3,830,136)  Japanese Yen                 01/05/00       (37,471)      (37,368)          103
                                                          ------------  ------------   -----------
                   Total Currency Sold                    $(59,207,127) $(60,389,143)  $(1,182,016)
                                                          ------------  ------------   -----------
                   Net Unrealized Loss                                                 $(2,872,185)
                                                                                       ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments -- December 31, 1999 (Unaudited)

 Principal                 Security                          Maturity    Value
   Amount                Description                Rate (%)   Date    (Note 2)
 ---------               -----------                -------- --------  --------
            Municipal Bonds -- 87.79%
            Alabama -- 0.50%
 $   90,000 Birmingham, Alabama North Medical
            Clinic, ETM..........................    6.625    4/1/00  $    90,555
     40,000 Pell City Alabama Industrial
            Development, Shelby Steel
            Fabricators, AMT (LOC)...............    7.700    9/1/01       40,096
                                                                      -----------
                                                                          130,651
                                                                      -----------
            Arizona -- 0.30%
     50,000 Maricopa County Arizona Industrial
             Development Authority, Housing
             Facility Revenue, ETM...............    6.750   12/1/03       51,188
     25,000 Phoenix Health Facilities Authority
            Hospital, ETM........................    6.250    9/1/11       26,125
                                                                      -----------
                                                                           77,313
                                                                      -----------
            Arkansas -- 1.50%
     20,000 Arkansas State Development Finance
            Authority (FHA)......................    8.000   8/15/11       20,900
    120,000 Rogers Arkansas Sales & Use Tax
            Revenue..............................    5.000   11/1/15      119,400
    174,198 Springdale Arkansas Residential
            Housing, Series A (FNMA).............    7.650    9/1/11      179,424
     70,000 Washington County Hospital Revenue,
            ETM (AMBAC)..........................    6.500    1/1/00       70,000
                                                                      -----------
                                                                          389,724
                                                                      -----------
            California -- 3.26%
    850,000 Los Angeles California Multi-Family
             Housing, Earthquake Rehabilitation
             Projects, Series A, AMT (FNMA)......    4.850    7/1/02      848,938
                                                                      -----------
            Colorado -- 1.38%
     50,000 Aurora Colorado Housing Authority,
            Single Family Mortgage Revenue.......    7.300    5/1/10       51,063
     40,000 Colorado Housing Finance Authority,
            AMT..................................    6.850    8/1/22       40,124
     95,000 Colorado Housing Financial Authority,
            Single Family Mortgage...............    4.375   10/1/06       90,606
    160,000 Colorado Housing Financial Authority,
            Single Family Mortgage...............    4.875    4/1/07      156,600
     20,000 Commerce City Colorado Single Family
            Housing, Series A....................    6.875    3/1/12       20,475
                                                                      -----------
                                                                          358,868
                                                                      -----------
            Delaware -- 0.08%
     20,000 Delaware Transit Authority, ETM......    9.000    7/1/01       20,800
                                                                      -----------
            Florida -- 1.28%
     85,000 Dade County, Florida Health
            Facilities, Prerefunded 2/1/00 @102..    7.600    8/1/24       86,911
    240,517 Dade County, Florida Housing Finance
             Authority Single Mortgage Revenue,
             AMT (GNMA/FNMA).....................    6.100    4/1/27      245,627
                                                                      -----------
                                                                          332,538
                                                                      -----------
            Georgia -- 0.75%
     70,000 Cobb County, Georgia Water & Sewer,
            ETM..................................    9.500    1/1/02       73,938
     25,000 Fulton County Georgia Housing
            Authority, Single Family Revenue, AMT
            (GNMA)...............................    6.200    3/1/13       25,313
     95,000 Gwinnett County, Development
            Authority, AMT (LOC).................    4.050    3/1/00       94,969
                                                                      -----------
                                                                          194,220
                                                                      -----------
            Idaho -- 0.82%
    215,000 Idaho Single Family Housing Revenue,
            Refunding, Single Family Mortgage Sub
            H-2, AMT.............................    5.850    1/1/14      213,925
                                                                      -----------
            Illinois -- 20.49%
     85,000 Bloomingdale, Illinois Water & Sewer
            (MBIA)...............................    7.800    5/1/06       86,001
  1,200,000 Chicago Illinois Gas Supply Revenue..    7.500    3/1/15    1,229,196
  1,245,000 Chicago Illinois Gas Supply Revenue..    7.500    3/1/15    1,275,291
  2,162,000 Illinois Health Facilities Authority,
            Prerefunded 8/15/00 @102, (FSA)......    7.600   8/15/10    2,249,517
    175,000 Illinois Health Facilities Authority
            Revenue, Community Hospital of Ottawa
            Project..............................    6.750   8/15/14      179,156

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount               Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
            Municipal Bonds (continued)
            Illinois (continued)
 $  160,000 Palatine Illinois Tax Increment
            Revenue, (AMBAC)...................     5.250    1/1/17 $   148,200
    160,000 St. Clair County Public Building
            Revenue, ETM (MBIA)................     8.000   12/1/05     162,242
                                                                    -----------
                                                                      5,329,603
                                                                    -----------
            Indiana -- 1.37%
     70,000 Adams County Industrial Economic
            Development Revenue, AMT (LOC).....     7.450    6/1/00      70,724
    295,000 Clark County Indiana Hospitals
            Association (MBIA).................     4.650    3/1/07     285,044
                                                                    -----------
                                                                        355,768
                                                                    -----------
            Iowa -- 1.56%
    415,000 Iowa Finance Authority Commercial
            Development Revenue (LOC)..........     4.350    8/1/03     404,625
                                                                    -----------
            Kansas -- 0.77%
    200,000 Manhattan Kansas Tax Increment
             Revenue, Central Business District
             Redevelopment, AMT (Asset GTY)....     5.000   12/1/02     200,500
                                                                    -----------
            Kentucky -- 0.54%
    125,000 Henderson Kentucky Electric Light
            And Power Revenue..................     5.700    3/1/03     125,237
     15,000 Kentucky State Pollution Authority,
            ETM................................     5.900    8/1/03      15,244
                                                                    -----------
                                                                        140,481
                                                                    -----------
            Louisiana -- 2.69%
     25,000 Calcasieu Parish Louisiana Public
            Transportation Authority...........     6.375   11/1/02      25,625
      5,000 East Baton Rouge Parish Hospital,
            ETM................................     6.200   10/1/02       5,069
    560,000 Louisiana Public Facility Authority
             Revenue, Series A-1, Mandatory Put
             6/1/02 @100, (AMBAC)..............     5.000   12/1/15     564,900
    105,000 Parish of Ouachita Louisiana
            Industrial Development (LOC).......     4.800    8/1/02     104,344
                                                                    -----------
                                                                        699,938
                                                                    -----------
            Maine -- 0.11%
     30,000 Maine Finance Authority Revenue,
            AMT (FSA)..........................     5.200    7/1/18      28,650
                                                                    -----------
            Massachusetts -- 0.77%
    135,000 Massachusetts Finance Agency,
            Prerefunded 11/15/00 @ 102.........     8.400  11/15/08     140,770
     65,000 Massachusetts State Development
            Financial Agency (Asset GTY).......     4.550    9/1/08      60,531
                                                                    -----------
                                                                        201,301
                                                                    -----------
            Michigan -- 1.76%
      5,000 Michigan State Hospital Financial
            Authority Revenue, ETM.............     7.000    7/1/05       5,231
    150,000 Michigan State Housing Development
            Authority..........................    10.375    4/1/10     156,054
    275,000 Michigan State Housing Development
            Authority, Home Improvement, Series
            B, AMT.............................     7.650   12/1/12     280,500
     15,000 Michigan State Strategic Fund, AMT
            (FHA)..............................     6.000    2/1/00      15,014
                                                                    -----------
                                                                        456,799
                                                                    -----------
            Minnesota -- 1.41%
    365,000 Fridley Minnesota Community
             Development Revenue, Mandatory Put
             9/1/01 @100, AMT (LOC)............     5.375    9/1/16     366,369
                                                                    -----------
            Mississippi -- 0.54%
    135,000 Gulfport Mississippi Hospital
             Facility Renovation, Refunding,
             Memorial Hospital at Gulf Port,
             ETM...............................     6.250    7/1/02     140,063
                                                                    -----------
            Missouri -- 0.28%
     70,000 St. Louis County, Single Family
            Mortgage Revenue (AMBAC)...........     9.250   10/1/16      72,713
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal                Security                          Maturity    Value
   Amount                Description               Rate (%)   Date    (Note 2)
 ---------               -----------               -------- --------  --------
            Municipal Bonds (continued)
            Nebraska -- 3.93%
 $   30,000 Clay County Nebraska Individual
            Development Revenue, AMT (LOC)......    3.900   3/15/00  $    29,958
     65,000 Clay County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.100   3/15/01       64,431
    100,000 Clay County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.200   3/15/02       98,250
    120,000 Clay County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.300   3/15/03      117,150
    320,000 Clay County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.750   3/15/09      299,599
     55,000 Consumer Public Power...............    5.100    1/1/03       55,073
     45,000 Fillmore County Nebraska Individual
            Development Revenue, AMT (LOC)......    3.900   12/1/00       44,730
     50,000 Fillmore County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.200   12/1/03       48,375
     50,000 Fillmore County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.300   12/1/04       47,938
     55,000 Fillmore County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.400   12/1/05       52,181
     55,000 Fillmore County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.500   12/1/06       51,838
     60,000 Fillmore County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.600   12/1/07       56,100
     60,000 Fillmore County Nebraska Individual
            Development Revenue, AMT (LOC)......    4.700   12/1/08       55,800
                                                                     -----------
                                                                       1,021,423
                                                                     -----------
            Nevada -- 0.06%
     15,000 Washoe Nevada Housing and Finance
            (MBIA) FHA221 (D) 4)................    6.875    7/1/21       15,394
                                                                     -----------
            New Jersey -- 10.03%
    525,000 New Jersey Economic Development
            Authority Revenue, Optional Put
            12/1/02 @100........................    4.950   12/1/28      525,000
  1,985,000 New Jersey Health Care Facility,
             Health, Hospital and Nursing Home
             Improvements, Prerefunded 2/15/01 @
             102................................    7.250   2/15/21    2,081,768
                                                                     -----------
                                                                       2,606,768
                                                                     -----------
            New York -- 1.06%
    135,000 Amherst New York Individual
            Development Agency (LOC)............    4.500   10/1/00      135,382
    140,000 Amherst New York Individual
            Development Agency (LOC)............    4.650   10/1/01      140,350
                                                                     -----------
                                                                         275,732
                                                                     -----------
            North Carolina -- 0.18%
     45,000 Surry County North Carolina
            Industrial Facility & Pollution
            Control Authority Revenue...........    9.250   12/1/02       47,700
                                                                     -----------
            Ohio -- 0.28%
     30,000 Ohio State Air Quality Development
            Authority Revenue, ETM..............    7.875   11/1/00       30,446
     40,000 Ohio State Water Development
            Authority Revenue, ETM..............    8.000   12/1/04       42,550
                                                                     -----------
                                                                          72,996
                                                                     -----------
            Oklahoma -- 1.09%
     75,000 Oklahoma State Industrial Authority
            Revenue, ETM........................    6.250   10/1/02       75,281
     40,000 Tulsa Oklahoma Industrial Authority
            Revenue, ETM........................    6.500    4/1/07       40,269
    160,000 Tulsa Oklahoma Municipal Airport,
            AMT.................................    7.600   12/1/30      167,000
                                                                     -----------
                                                                         282,550
                                                                     -----------
            Oregon -- 2.64%
    700,000 Oregon Economic Development, Revenue
            Bond, Industrial Improvements.......    6.250    4/1/03      687,750
                                                                     -----------
            Pennsylvania -- 7.18%
     40,000 Allegheny County Pennsylvania
            Hospital............................    7.500    8/1/13       38,400
     45,000 Allegheny County Pennsylvania
            Residential Finance Authority
            Revenue, AMT (GNMA).................    4.800   11/1/07       43,313
     30,000 Athens Pennsylvania Area School
            Authority, ETM......................    6.250    4/1/02       31,013
     60,000 Beaver County Pennsylvania
            Industrial Development Authority....    6.000    5/1/07       60,043
     35,000 Catasauqua Pennsylvania Area School
            Authority, ETM......................    8.400   2/15/01       35,963
    270,000 Clearfield Pennsylvania Hospital
            Authority Revenue, Clearfield
            Hospital Project....................    6.875    6/1/16      268,649
    500,000 Dauphin County Pennsylvania General
             Authority, Sub-Series QQQ1-10,
             Mandatory, Tender 6/1/00 (AMBAC)...    4.250    6/1/26      500,424

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal                Security                         Maturity    Value
   Amount               Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
            Municipal Bonds (continued)
            Pennsylvania (continued)
 $  160,000 Hampton Township Pennsylvania......     6.300    6/1/02 $   162,877
     20,000 Lehigh County Pennsylvania
            Individual Development Authority
            Revenue, ETM.......................     7.200  12/15/01      20,275
    185,000 Pennsylvania State Finance
            Authority Revenue, Municipal
            Capital Improvment Program.........     6.600   11/1/09     197,025
     95,000 Pennsylvania State, GO.............     6.375   9/15/12      98,563
     35,000 Philadelphia Hospital & Higher
             Education Authority, Moss
             Rehabilitation Hospital Revenue
             (AMBAC)...........................     6.900    7/1/00      35,471
      5,000 Radnor Township School Authority,
            ETM................................     5.850  10/15/01       5,050
    320,000 Sayre Pennsylvania Health Care
            Facilities Authority (AMBAC).......     6.800    3/1/03     333,599
     35,000 William Penn School District, ETM..     8.000    8/1/00      35,763
                                                                    -----------
                                                                      1,866,428
                                                                    -----------
            South Carolina -- 1.07%
    320,000 York County South Carolina
            Industrial Revenue, AMT............     5.700    1/1/24     277,200
                                                                    -----------
            Tennessee -- 1.30%
    130,000 Fayetteville & Lincoln Tennessee
            Industrial Development Board, AMT
            (LOC)..............................     5.000    6/1/01     129,837
     75,000 Metro Government Nashville &
             Davidson County Industrial
             Development Board Revenue (FHA 221
             (D) 4)............................     6.250    7/1/02      76,406
     40,000 Metro Government Nashville &
             Davidson County Industrial
             Development Board Revenue (FHA 221
             (D) 4)............................     6.250    7/1/02      40,800
     90,000 Shelby County Tennessee Health &
            Housing (Asset GTY)................     6.000   10/1/02      92,138
                                                                    -----------
                                                                        339,181
                                                                    -----------
            Texas -- 3.40%
     30,000 Austin Texas Water, Sewer &
            Electric, Revenue, ETM.............    14.000  11/15/01      32,769
    400,000 Port of Bay City Authority, Texas
            Matagorda County, AMT..............     6.500    5/1/26     379,000
    100,000 Sportsmans World Municipal Utility
             Texas, Revenue, GO, Prerefunded
             8/1/00 @100, (FNMA) (GIC).........     8.600    8/1/08     102,485
    145,000 Washington County Texas Health
            (ACA)..............................     4.250    6/1/00     145,135
    225,000 Washington County Texas Health
            (ACA)..............................     4.500    6/1/01     224,156
                                                                    -----------
                                                                        883,545
                                                                    -----------
            Virginia -- 0.35%
     90,000 Virginia State Water & Sewer
            Revenue, Series B, (FNMA/GIC)......     8.700   11/1/11      91,239
                                                                    -----------
            Washington -- 10.02%
  1,000,000 Seattle Washington Housing
             Authority Low Income Revenue,
             Health, Hospital and Nursing Home
             Improvements......................     4.750   12/1/24   1,000,000
  1,210,000 Washington State Health Care
            Facilities Authority Revenue
            (LOC)..............................     7.875   12/1/09   1,253,305
    370,000 Washington State Housing Finance
             Community, Mandatory Put 7/1/08
             @100, AMT (LOC)...................     4.900    7/1/30     353,350
                                                                    -----------
                                                                      2,606,655
                                                                    -----------
            Wisconsin -- 0.45%
     10,000 Madison Wisconsin Hospital Revenue,
            ETM................................     7.000    6/1/00      10,087
    100,000 New London Wisconsin Sewer System
            Waterworks Revenue, Multi Utility
            Improvements, Prerefunded 12/1/01
            @103...............................     7.800   12/1/10     106,096
                                                                    -----------
                                                                        116,183
                                                                    -----------
            Wyoming -- 2.59%
    680,000 Green River-Sweetwater County
            Wyoming, Refunding, Series B
            (FSA)..............................     4.500    3/1/14     672,350
                                                                    -----------
            Total Municipal Bonds (Cost
            $23,080,859).......................                      22,826,881
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Limited Duration Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                                                       Value
  Shares                                                             (Note 2)
  ------                                                             --------
           Money Market Mutual Funds -- 9.88%
 1,285,000 Provident Institutional Fund, Money Market.............  $ 1,285,000
 1,285,000 SEI Institutional, Tax-Free Money Market...............    1,285,000
                                                                    -----------
           Total Money Market Mutual Funds (Cost $2,570,000)......    2,570,000
                                                                    -----------
           Total Investments (Cost $25,650,859) (a) -- 97.67%.....   25,396,881
           Other assets in excess of liabilities -- 2.33%.........      605,564
                                                                    -----------
           Total Net Assets -- 100.00%............................  $26,002,445
                                                                    ===========

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

   Unrealized appreciation.......................................... $  44,885
   Unrealized depreciation..........................................  (298,863)
                                                                     ---------
   Net unrealized depreciation...................................... $(253,978)
                                                                     =========

AMT -- Alternative Minimum Tax
AMBAC -- AMBAC Indemnity Corporation
ETM -- Escrowed to Maturity
ACA -- American Capital Access
FHA -- Federal Housing Authority
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance, Inc.
GIC -- Guaranteed Investment Contract
GNMA -- Government National Mortgage Association
GO -- General Obligation
GTY -- Guaranteed
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments -- December 31, 1999 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- -------- ------------
            Asset Backed Securities -- 16.57%

 $  643,000 Americredit Automobile Receivables
            Trust, Series 1999-C, Class A3....     6.840   10/5/03 $    643,463
    995,000 Case Equipment Loan Trust, Series
            1999-B, A4........................     6.900   6/15/06      989,070
    275,186 Contimortgage Home Equity Loan
            Trust, Series 1998-1, A3..........     6.220   1/15/13      272,635
  1,375,000 Contimortgage Home Equity Loan
            Trust, Series 1998-1, A7..........     6.870  12/15/22    1,325,184
  1,805,000 Copelco Capital Funding Corp.,
            Series 1999-B, A4.................     6.900  12/18/04    1,796,443
  1,025,000 Diversified Reit Trust, Series
            1999-1a, A2.......................     6.780   3/18/11      955,172
  1,650,000 Franklin Auto Loan Funding LLC,
            Series 1999-1, A3.................     5.930   6/18/03    1,628,859
     96,524 Green Tree Home Improvement Loan
            Trust, Series 1996-F/HEA3.........     6.900   1/15/28       96,503
    300,000 Green Tree Home Improvement Loan
            Trust, Series 1999-E, B1..........    10.340   3/15/15      299,955
    430,000 Green Tree Home Improvements Loan
            Trust, Series 1998-E, HIB1........     7.790   2/15/15      414,606
    345,000 Heller Equipment Asset Receivable
            Trust, Series 1992-2, A4..........     6.790   3/14/07      341,981
    857,000 Household Automobile Revolving,
            Series 1999-1, A3.................     6.330   6/17/03      850,752
    425,000 Household Automobile Revolving,
            Series 1999-1, A4.................     6.650   4/17/06      422,076
    133,444 Lehman Home Equity Loan Trust,
            Series 1995-7, A3.................     6.840   3/25/12      132,936
  1,275,000 MMCA Automobile Trust, Series
            1999-1, A4........................     5.630   7/15/05    1,247,039
  1,450,000 Peco Energy Transition Trust,
            Series 1999-A, A6.................     6.050    3/1/09    1,340,119
  1,315,000 Provident Auto Lease ABS Trust,
            Series 1999-1, A2.................     7.025   1/14/12    1,303,494
  1,000,000 Ryder, Series 1999-A, A5..........     7.130  10/16/06      986,875
    815,000 Southern Pacific Secured Assets
            Corp., Series 1998-1, A5..........     6.460   1/25/26      805,342
  1,375,000 Union Acceptance Corp., Series
            1999-A, A4........................     5.700    6/8/04    1,335,373
    677,000 Union Acceptance Corp., Series
            1999-B, A4........................     6.110    9/8/05      664,144
  1,171,277 World Omni Automobile Lease,
            Series 1997-B, Class A4...........     6.200  11/25/03    1,166,966
                                                                   ------------
            Total Asset Backed Securities
            (Cost $19,446,755)................                       19,018,987
                                                                   ------------
            Collateralized Mortgage
            Obligations -- 14.45%
    740,000 Associates Manufactured Housing
            Pass Through, 1997-2, A5..........     6.675   3/15/28      728,870
  1,693,772 Citicorp Mortgage Securities,
            Inc., Series 1999-7, A3...........     7.000   5/25/11    1,641,266
    450,000 FMAC Loan Receivables Trust,
            Series 1998-DA, A3................     6.729  12/15/19      418,928
    190,000 GE Capital Mortgage Services,
            Inc., Series 1994-10, A10.........     6.500   3/25/24      180,107
    196,571 GE Capital Mortgage Services,
            Inc., Series 1997-7, A7...........     7.500   8/25/27      196,496
  1,910,000 GE Capital Mortgage Services,
            Series 1999-14....................     6.500   6/25/29    1,631,121
  1,760,000 GE Capital Mortgage Services,
            Series 1999-18....................     7.000  10/15/26    1,660,965
  1,278,058 Goldman Sachs Mortgage Securities
            Corp. II 98-C1, A1................     6.060  10/18/30    1,223,255
    345,000 Green Tree Financial Corp., Series
            1994-6, A5........................     8.250   1/15/20      351,914
    690,000 Green Tree Financial Corp., Series
            1998-2, B1........................     7.360   10/1/20      617,978
    480,000 Green Tree Financial Corp., Series
            1996-2, A4........................     7.200   4/15/27      479,664
    305,000 Green Tree Financial Corp., Series
            1996-5, A5........................     7.450   7/15/27      300,050
    825,000 Green Tree Financial Corp., Series
            1997-5, A6........................     6.820   5/15/29      795,226
    780,000 Green Tree Financial Corp., Series
            1998-4, B1........................     7.260    2/1/30      691,915
  1,000,000 Green Tree Financial Corp., Series
            1999-2, B1........................     8.410   12/1/30      922,760
    780,000 Green Tree Financial Corp., Series
            1999-3, B1........................     8.370    2/1/31      751,085
    760,000 Green Tree Financial Corp., Series
            1999-4, B1........................     8.750    5/1/31      714,468
    618,492 Merrill Lynch Mortgage Investors,
            Inc., Series 1990-C, B............     9.700   6/15/10      633,675
     94,353 Merrill Lynch Mortgage Investors,
            Inc., Series 1995-C1, A...........     7.156   5/25/15       93,653
  1,270,000 Norwest Asset Securities Corp.,
            Series 1997-14, A2................     6.750  10/25/27    1,262,850
    223,550 Oakwood Mortgage Investors, Inc.,
            Series 1996-B, A3.................     7.100  10/15/26      223,751
    275,000 Prudential Home Mortgage
            Securities, Series 1994-12, A7....     6.050   4/25/24      223,905
    390,000 Prudential Home Mortgage
            Securities, Series 1994-17, A5....     6.250   4/25/24      338,126
    495,933 Residential Funding Mortgage,
            Series 1995-S15, A2...............     7.000  10/25/10      494,817
                                                                   ------------
            Total Collateralized Mortgage
            Obligations (Cost $17,323,886)....                       16,576,845
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- -------- ------------

            Corporate Bonds -- 31.91%
 $2,215,000 Airbus, 144A......................     8.027   10/1/19 $  2,223,860
  1,670,000 America West Airlines, 144A.......     7.930    1/2/19    1,657,291
    550,000 American United Life Insurance
            Co., 144A.........................     7.750   3/30/26      506,688
  1,400,000 Archstone Community Trust.........     7.200   4/15/03    1,359,750
    200,000 Aristar, Inc......................     7.375    9/1/04      197,000
  1,940,000 Banamex, 144A.....................     7.500   10/1/06    1,920,600
    550,000 BFC Finance Corp., Series 1996-A..     7.375   12/1/17      532,329
  1,575,000 Colonial Realty Reit..............     7.930    8/9/02    1,556,776
  1,080,000 Columbus Southern Power...........     6.550   6/26/08    1,012,500
  2,300,000 Continental Airlines..............     6.795    8/2/18    2,103,902
    890,000 Dobie Center Properties, Ltd.,
            144A..............................     6.410    5/1/08      823,982
    950,000 Dobie Center Properties, Ltd.,
            144A..............................     6.460    5/1/09      873,370
  1,680,000 DPM Trust, 144A...................     6.161  12/15/03    1,616,999
    704,000 Eastern Energy Ltd................     6.750   12/1/06      652,960
  1,550,000 ERAC USA Finance, 144A............     6.375   5/15/03    1,491,875
    620,000 Farmers Insurance Exchange, 144A..     8.625    5/1/24      627,750
    400,000 First American Financial..........     7.550    4/1/28      351,500
  1,075,000 HSBC America Capital Trust, 144A..     7.808  12/15/26      960,781
    950,000 HSBC Americas, Inc................     7.000   11/1/06      915,563
    325,000 Lehman Brothers, Inc..............    11.625   5/15/05      374,156
    165,000 National Bank Canada..............     7.750   11/1/09      162,822
    275,000 Ohio National Life Insurance,
            144A..............................     8.500   5/15/26      276,375
  1,090,000 Oneok, Inc........................     7.750   8/15/06    1,081,825
    915,000 Paine Webber Group, MTN...........     6.650  10/15/02      894,413
    240,000 Paine Webber Group, MTN...........     6.790   10/4/04      231,300
  1,000,000 Pemex Finance Ltd.................     5.720  11/15/03      971,250
  2,080,000 Pemex Finance Ltd.................     6.550   2/15/08    1,952,162
  1,100,000 Pemex Finance Ltd.................     7.330   5/15/12    1,059,729
    135,000 PNC Funding Corp..................     6.125   2/15/09      120,994
  1,895,000 PP&L Capital Funding, Inc., MTN...     6.790  11/22/04    1,807,356
  1,600,000 Prologis Trust....................     6.700   4/15/04    1,525,401
    450,000 Prologis Trust....................     7.100   4/15/08      416,513
    825,000 Prologis Trust....................     8.720    3/1/09      830,585
  1,425,000 Prologis Trust....................     7.625    7/1/17    1,216,594
    345,000 Puget Sound Energy, MTN...........     6.740   6/15/18      306,188
    645,000 Republic New York Corp............     9.700    2/1/09      714,338
    385,000 Rohm & Haas Co....................     7.400   7/15/09      382,098
    495,000 Union Central Life, 144A..........     8.200   11/1/26      478,913
    433,000 Washington Mutual Capital I.......     7.500   8/15/06      427,046
                                                                   ------------
            Total Corporate Bonds (Cost
            $38,574,661)......................                       36,615,534
                                                                   ------------
            Private Placement -- 0.72%
    870,000 Conseco, Series 1999-6, B1........     9.200    6/1/30      822,422
                                                                   ------------
            Total Private Placement (Cost
            $840,041).........................                          822,422
                                                                   ------------
            Taxable Municipal Bond -- 7.54%
            California -- 3.10%
    480,000 City Of Long Beach Marina Pacifica
            CA, Revenue Bonds, Industrial
            Improvements......................     9.500    1/1/23      472,800
    480,000 Greater Valley California Medical
            Building..........................     6.950    3/1/21      480,000
  1,770,000 Pico Rivera California Water
            Authority.........................     6.450    5/1/09    1,637,249
  1,000,000 San Diego California Pub Jack
            Murphy Stadium, Revenue,
            Recreational Facility
            Improvements......................     6.850    2/1/06      971,250
                                                                   ------------
                                                                      3,561,299
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                         Maturity    Value
   Amount               Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- -------- ------------

            Taxable Municipal Bond (continued)
            Florida -- 0.06%
 $   70,000 Dade County FL Aviation Revenue,
            Series C, AMBAC...................     8.650   10/1/03 $     73,325
                                                                   ------------
            Georgia -- 0.11%
    485,000 Atlanta GA Urban Residential
            Finance Authority, Revenue Bonds,
            FNMA, Zero Coupon.................      .000   10/1/16      126,100
                                                                   ------------
            Maryland -- 1.57%
  1,800,000 Montgomery County Maryland Housing
            Oppurtunities, Revenue Bonds,
            Local Multi-Funding Housing.......     4.700   11/1/07    1,800,000
                                                                   ------------
            Mississippi -- 0.09%
    275,000 Mississippi Home Corp. Residual
            Revenue, FHA, Zero Coupon.........      .000   12/1/12      102,438
                                                                   ------------
            New York -- 0.56%
    635,000 New York City Mortgage Loan Trust,
            Series 1996, A3, 144A.............     6.750   9/25/19      581,819
     40,000 New York NY General Obligation
            Unlimited, Series F...............    10.500  11/15/12       43,250
     20,000 New York NY General Obligation
            Unlimited, Zero Coupon............      .000  11/15/13       18,000
                                                                   ------------
                                                                        643,069
                                                                   ------------
            Pennsylvania -- 1.70%
    575,000 Allegheny County PA Residential
            Finance Authority, Revenue Bonds,
            FHA, Zero Coupon..................      .000    8/1/28       53,188
  2,110,000 Norristown PA, Series 1998........     7.000  10/15/18    1,893,725
                                                                   ------------
                                                                      1,946,913
                                                                   ------------
            Utah -- 0.35%
    420,000 Clearfield City Utah Multi-Family,
            Revenue Bond, Local Housing.......     6.650   11/1/07      399,525
                                                                   ------------
            Total Taxable Municipal Bond (Cost
            $9,174,055).......................                        8,652,669
                                                                   ------------
            U.S. Government Agency
            Mortgages -- 15.00%
    145,000 Federal Home Loan Mortgage Corp.,
            Series 1496, Class KB.............     6.500   5/15/08      138,603
    406,998 Federal Home Loan Mortgage Corp.,
            Series 2071, Class EV.............     6.500   4/15/09      395,277
     49,597 Federal Home Loan Mortgage Corp.,
            Series 1633, Class PE.............     5.750  10/15/17       49,358
    680,754 Federal Home Loan Mortgage Corp.,
            Pool # C00742.....................     6.500    4/1/29      642,032
  2,480,000 Federal Home Loan Mortgage Corp.,
            Series 2131, Class PE.............     6.000   4/15/26    2,227,595
    145,802 Federal National Mortgage Assoc.,
            Series G92-39, Class Q............     7.000   3/25/01      145,602
    198,389 Federal National Mortgage Assoc.,
            Series G93-31, Class G............     7.000   1/25/03      197,596
    430,000 Federal National Mortgage Assoc.,
            Series 1994-92, Class DE..........     7.500   7/25/07      431,858
  1,106,850 Federal National Mortgage Assoc.,
            Series 1997-M2, Class B...........     7.413   2/17/08    1,110,657
  1,255,000 Federal National Mortgage Assoc.,
            Series 1995-2, Class H............     8.500   6/25/10    1,283,175
  1,900,000 Federal National Mortgage Assoc.,
            Series 1995-M1, Class B...........     6.840   7/25/10    1,886,282
    365,000 Federal National Mortgage Assoc.,
            Series 1997-40, Class PE..........     6.750   7/18/19      364,883
  2,053,110 Federal National Mortgage Assoc.,
            Pool # 303382.....................     6.500    9/1/09    2,016,031
     42,682 Federal National Mortgage Assoc.,
            Pool # 303387.....................     8.000    7/1/02       43,255
  3,621,556 Federal National Mortgage Assoc.,
            Pool # 303380.....................     6.500   10/1/28    3,412,158
    740,000 Federal National Mortgage Assoc.,
            Series 1999-54, Class PG..........     6.500   2/18/29      685,891
    209,979 FGLMC, C00785.....................     6.500   12/1/29      198,036
  1,715,849 FGLMC, C31226.....................     6.500    9/1/29    1,618,457
    391,945 Government National Mortgage
            Assoc., Pool # 464611.............     6.500   3/15/29      368,276
                                                                   ------------
            Total U.S. Government Agency
            Mortgages (Cost $17,640,472)......                       17,215,022
                                                                   ------------
            U.S. Treasury Bonds -- 8.62%
  8,687,000 U.S. Treasury Bonds...............     8.125   8/15/19    9,896,665
                                                                   ------------
            Total U.S. Treasury Bonds (Cost
            $10,411,571)......................                        9,896,665
                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal
   Amount                Security                         Maturity    Value
 or Shares              Description              Rate (%)   Date     (Note 2)
 ---------              -----------              -------- -------- ------------

            U.S. Treasury Notes -- 4.39%
 $  365,000 U.S. Treasury Notes...............     6.625   3/31/02 $    367,621
  1,260,000 U.S. Treasury Notes...............     7.875  11/15/04    1,332,844
  3,450,000 U.S. Treasury Notes...............     6.000   8/15/09    3,342,188
                                                                   ------------
            Total U.S. Treasury Notes (Cost
            $5,104,180).......................                        5,042,653
                                                                   ------------
            Money Market Mutual Funds -- 0.17%
    190,630 SEI Cash Plus Government II Fund..                          190,630
                                                                   ------------
            Total Money Market Mutual Funds
            (Cost $190,630)...................                          190,630
                                                                   ------------
            Total Investments (Cost
            $118,706,251) (a) -- 99.37%.......                      114,031,427
                                                                   ------------
            Other assets in excess of
            liabilities -- 0.63%..............                          721,034
                                                                   ------------
            Total Net Assets -- 100.00%.......                     $114,752,461
                                                                   ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

   Unrealized appreciation......................................... $     4,734
   Unrealized depreciation.........................................  (4,679,558)
                                                                    -----------
   Net unrealized depreciation..................................... $(4,674,824)
                                                                    ===========

AMBAC -- AMBAC Indemnity Corporation
FHA -- Federal Housing Authority
FNMA -- Federal National Mortgage Association
FHLB -- Federal Home Loan Bank
MTN -- Medium Term Note

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal             Security                       Maturity    Value
  Amount             Description             Rate (%)   Date    (Note 2)
 ---------           -----------             -------- --------  --------
           Municipal Bonds -- 98.84%
           Alabama -- 3.69%
 $ 165,000 Alabama Housing Financial
            Authority, AMT ...............    5.650    6/1/08  $   167,063
   210,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    4.500    4/1/04      201,338
   295,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    4.500    4/1/04      282,831
   295,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    5.000    4/1/09      273,244
   265,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    5.000    4/1/09      245,456
   135,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    5.500    4/1/14      122,006
   330,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    5.500    4/1/14      298,237
   330,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    5.750    4/1/19      293,288
   115,000 Birmingham Alabama Industrial
            Development Board, AMT (LOC)..    5.750    4/1/19      102,206
   330,000 Birmingham Alabama Special Care
            Facilities, Methodist Home For
            Aging (LOC)...................    5.000    3/1/14      300,299
    25,000 Lauderale County & Florence
            Alabama, ETM..................    7.000    7/1/07       28,031
                                                               -----------
                                                                 2,313,999
                                                               -----------
           Arizona -- 1.98%
    45,000 Coconino County Arizona United
            School District (AMBAC).......    5.000    7/1/01       45,450
    15,000 Maricopa County Arizona
            Hospital Revenue, ETM.........    7.125   10/1/02       15,188
    10,000 Maricopa County Arizona
            Industrial Development
            Authority (Asset GTY).........    5.000    5/1/07        9,600
    10,000 Maricopa County Arizona
            Industrial Development
            Authority (Asset GTY).........    4.900    5/1/06        9,650
    25,000 Maricopa County Arizona
            Industrial Development
            Authority (Asset GTY).........    5.300    5/1/13       23,688
    20,000 Maricopa County Arizona
            Industrial Development
            Authority (FSA)...............    7.000   12/1/00       20,307
   650,000 Phoenix Health Facilities
            Authority Hospital, ETM.......    6.250    9/1/11      679,250
    35,000 Pinal County Arizona Community
            College (AMBAC)...............    5.250    7/1/05       35,656
    25,000 Pinal County Arizona Community
            College (AMBAC)...............    5.400    7/1/05       25,656
    60,000 Pinal County Arizona Community
            College (AMBAC)...............    5.250    7/1/06       61,050
    25,000 Pinal County Arizona Community
            College (AMBAC)...............    5.300    7/1/06       25,531
    25,000 Pinal County Arizona Community
            College (AMBAC)...............    5.200    7/1/07       25,156
    60,000 Pinal County Arizona Community
            College (AMBAC)...............    5.250    7/1/07       60,600
    65,000 Pinal County Arizona Community
            College (AMBAC)...............    5.250    7/1/08       65,650
    25,000 Pinal County Arizona Community
            College (AMBAC)...............    4.750    7/1/09       24,281
    45,000 Pinal County Arizona Community
            College (AMBAC)...............    4.800    7/1/09       43,875
    75,000 Santa Cruz County Arizona
            Industrial Development
            Authority, Optional Put 8/1/07
            @100..........................    4.750    8/1/20       71,813
                                                               -----------
                                                                 1,242,401
                                                               -----------
           Arkansas -- 2.04%
   935,000 Arkansas State Development
            Finance Authority (MBIA)......    5.100   10/1/16      863,706
     7,825 Drew County Arkansas Public
            Facility Board, Single Family,
            Series A-2 (FNMA).............    7.900    8/1/11        8,217
    40,000 Fayetteville Arkansas Public
            Facilities Board Refunding....    7.250    4/1/11       41,200
    10,000 Jefferson County Arkansas
            Health Care, ETM..............    7.400   12/1/10       10,875
     3,619 Lonoke County Arkansas
            Residential Housing Refunding
            Series B, Facilities Board--
            Single Family Mortgage
            Revenue.......................    7.375    4/1/11        3,777
    40,000 Mississippi County Arkansas
            Public Facilities Refunding
            Series 1......................    7.200   7/15/10       42,600
   225,000 North Little Rock Arkansas
            Residential Housing, Capital
            Appreciation, Sub-Mortgage,
            Zero Coupon...................     .000   12/1/10      107,437
   165,000 Rogers Arkansas Sales & Use Tax
            Revenue.......................    5.350   11/1/11      164,587
    30,000 Saline County Arkansas
            Residential Housing Board.....    7.875    3/1/11       31,313
     6,255 Stuttgart Arkansas Public
            Facilities Board Refunding,
            Single Family Mortgage, Series
            B.............................    7.750    9/1/11        6,390
                                                               -----------
                                                                 1,280,102
                                                               -----------
           California -- 3.07%
   410,000 Abag Finance Authority for Non-
            Profit Companies, American
            Baptists Homes................    5.500   10/1/07      392,575
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................    5.500    6/1/00        5,031

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal             Security                       Maturity    Value
  Amount             Description             Rate (%)   Date    (Note 2)
 ---------           -----------             -------- --------  --------
           Municipal Bonds (continued)
           California (continued)
 $   5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.500   6/1/01  $     5,050
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.500   6/1/02        5,063
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.500   6/1/03        5,075
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.500   6/1/04        5,075
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.500   6/1/05        5,069
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     4.900   6/1/06        4,894
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.000   6/1/07        4,888
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.050   6/1/08        4,863
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.100   6/1/09        4,844
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.150   6/1/10        4,813
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.200   6/1/11        4,806
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.300   6/1/12        4,806
     5,000 Atwater California
            Redevelopment Agency Tax
            Allocation, Downtown
            Redevelopment Project, Series
            A (ACA).......................     5.300   6/1/13        4,769
    45,000 Delta County California Home
            Mortgage Finance, AMT
            (GNMA/FNMA) (MBIA)............     6.700   6/1/24       46,181
    15,000 Emeryville, California
            Redevelopment Agency, ETM.....     7.500   9/1/11       16,950
    50,000 Fairfield California
            Certificates of Participation,
            Prerefunded 8/1/00 @ 100......    10.750   8/1/07       51,893
    20,000 Fresno California Housing
            Authority, Multi-Family
            Housing Central Valley
            Coalition Projects, AMT
            (FNMA)........................     5.150   8/1/07       19,625
    10,000 Fresno California Housing
            Authority, Multi-Family
            Housing Central Valley
            Coalition Projects, AMT
            (FNMA)........................     5.150   8/1/07        9,813
    35,000 Fresno California Multi-Family
            Housing Revenue, Woodlands
            Apartments Projects (GNMA)....     6.650  5/20/08       36,706
   160,000 Los Angeles California
            Community Redevelopment,
            Angelus Plaza Project Series A
            (FNMA)........................     7.400  6/15/10      174,600
    80,000 Los Angeles California
            Community Redevelopment,
            Monterey Hills Redevelopment
            Project.......................     8.650  12/1/22       88,600
   220,000 Los Angeles California Multi-
            Family Housing, Earthquake
            Rehabilitation Projects,
            Mandatory Put 12/1/07 @100,
            AMT (FNMA)....................     5.850  12/1/27      225,774
    80,000 Los Angeles California Multi-
            Family Housing, Earthquake
            Rehabilitation Projects,
            Series A, AMT (FNMA)..........     5.700  12/1/27       80,200
    10,000 Los Angeles California Regional
            Airports......................    10.000   1/1/01       10,537
   205,000 Pleasant Hill California Multi-
            Family Housing, Ellinswood
            Apartments Projects, Mandatory
            Put 10/1/05 @ 100, (FNMA).....     5.300  10/1/20      207,305
   120,000 Riverside County California
            Housing Authority Breezewood
            Apartments Project, Series B
            (MBIA)........................     5.000   6/1/19      105,750
    60,000 Sacramento California Municipal
            Utility District, Series M,
            ETM...........................     8.750   4/1/03       64,425
    15,000 Southern California Home
            Finance Authority, AMT
            (GNMA/FNMA)...................     6.900  10/1/24       15,338
   110,000 Turlock California Public
            Financing Authority...........     5.250   9/1/15       97,350
   205,000 Vista California Multi-Family
            Housing Revenue, Pepperwood
            Apartments Project, Series A,
            Mandatory Put 6/1/05 @100
            (FNMA)........................     5.700   6/1/25      209,612
                                                               -----------
                                                                 1,922,280
                                                               -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Colorado -- 2.81%
 $  20,000 Arvada Colorado Industrial
            Development Revenue, AMT (LOC).....    5.600   12/1/12  $    19,075
    30,000 Arvada Colorado Industrial
            Development Revenue, AMT (LOC).....    5.800   12/1/17       28,350
    65,000 Castle Rock Ranch Colorado Public
            Improvements Authority.............    5.900   12/1/03       67,194
    15,000 Colorado Housing Financial
            Authority..........................    5.000    5/1/05       14,794
    15,000 Colorado Housing Financial
            Authority..........................    4.750   11/1/05       14,719
    65,000 Colorado Housing Financial
            Authority..........................    6.500    5/1/16       68,169
   100,000 Colorado Housing Financial
            Authority..........................    6.550    5/1/25      104,375
    10,000 Colorado Housing Financial
            Authority, AMT.....................    5.750   11/1/04       10,075
    60,000 Colorado Housing Financial
            Authority, AMT.....................    5.200   12/1/05       59,625
    65,000 Colorado Housing Financial
            Authority, AMT.....................    6.400   11/1/24       66,219
    55,000 Colorado Student Obligations Board
            Authority, AMT.....................    7.150    9/1/06       58,163
    15,000 Commerce City Colorado Single Family
            Housing, Series A..................    6.875    3/1/12       15,356
    35,000 Denver Colorado City & County Multi-
            Family Housing (FHA)...............    4.700    7/1/08       33,294
    20,000 Denver Colorado City & County Multi-
            Family Housing, AMT (FHA)..........    5.100   11/1/07       19,475
   400,000 Denver Colorado City & County Single
            Family Housing (GNMA/FNMA).........    5.000   11/1/15      363,999
    15,000 Vail Colorado Single Family Mortgage
            Revenue............................    8.125    6/1/10       15,450
   145,000 Westminster Colorado Multi-Family,
            Mandatory Put 9/1/06 @ 100, (AXA)..    5.950    9/1/15      148,806
   650,000 Westminster Colorado Multi-Family,
            Mandatory Put 12/1/05 @100,
            (FNMA).............................    5.350   12/1/25      656,499
                                                                    -----------
                                                                      1,763,637
                                                                    -----------
           Connecticut -- 0.91%
   365,000 Stamford Connecticut Housing
            Authority, Multi-Family, AMT,
            Mandatory Put 12/1/08 @100.........    4.750   12/1/28      329,869
   125,000 Waterbury Connecticut Housing
            Authority Mortgage Revenue
            (AMBAC)............................    4.850    7/1/09      118,906
   125,000 Waterbury Connecticut Housing
            Authority Mortgage Revenue
            (AMBAC)............................    4.850    7/1/09      118,906
                                                                    -----------
                                                                        567,681
                                                                    -----------
           Delaware -- 0.10%
     5,000 Delaware State Economic Development
            Authority Revenue, 1st Mortgage,
            Peninsula United, Series A.........    6.000    5/1/09        4,806
     5,000 Delaware State Housing Authority
            Revenue Refunding, Multi-Family
            Mortgage...........................    6.600    7/1/01        5,100
    55,000 Delaware State Housing Authority
            Revenue, Residential Mortgage,
            Series A...........................    8.750    6/1/17       55,000
                                                                    -----------
                                                                         64,906
                                                                    -----------
           District of Columbia -- 0.34%
    65,000 District of Columbia Housing
            Financial Agency, Mayfair Mansions
            Apartments, AMT (FHA)..............    5.000    2/1/08       60,938
   150,000 District of Columbia Housing
            Financial Agency, Single Family
            Mortgage, Series A,
            AMT (FNMA/GNMA)....................    6.250   12/1/28      152,625
                                                                    -----------
                                                                        213,563
                                                                    -----------
           Florida -- 2.83%
 1,200,000 Boca Place Associates, LTD Florida
            Revenue (LOC)......................    4.650    2/1/04    1,199,999
    70,000 Dade County Florida Housing Finance
            Authority, AMT (FNMA), Mandatory
            Put 6/1/06 @ 100 (FNMA)............    5.900    6/1/26       70,875
    10,000 Duval County Florida Housing Finance
            Authority, Single Family (GNMA)....    7.650    9/1/10       10,403
    15,000 Jacksonville Florida Health
            Facilities, St. Catherine Laboure
            Manor Inc., ETM....................    9.125    1/1/03       16,031
    45,000 Jacksonville Florida Health
            Facilities, St. Vincent's Medical
            Center Inc., ETM...................    9.125    1/1/03       48,094
    80,000 Miami Beach Florida Housing
            Authority Revenue, 1st Mortgage,
            Elderly Housing, Section 8.........    6.625   1/15/09       81,500
    75,000 Miami-Dade County Florida Housing
            Finance Authority, Series A-1, AMT
            (GNMA/FNMA)........................    5.900    6/1/25       75,469
   155,000 Miramar Florida Water Improvement
            Assessment Revenue (FGIC)..........    5.125   10/1/20      153,062

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Florida (continued)
 $  25,000 Palm Beach County Florida Airport
            Systems Revenue (MBIA).............    7.500   10/1/00  $    25,614
    75,000 Pinellas County Florida Housing
            Finance Authority, Multi-County
            Program, Series A, AMT (GNMA)......    6.850    3/1/29       77,719
    15,000 St. Johns County Florida Industrial
            Development Authority, Series A
            (MBIA).............................    5.500    3/1/17       14,513
                                                                    -----------
                                                                      1,773,279
                                                                    -----------
           Georgia -- 0.59%
    65,000 Augusta Georgia Housing
            Rehabilitation Agency..............    7.000    9/1/05       67,681
     5,000 Clayton County Georgia Housing
            Authority Multi-Family, AMT
            (FNMA).............................    5.750    1/1/13        4,981
    20,000 Fulton County Georgia Housing
            Authority, Single Family Revenue,
            AMT (GNMA).........................    6.200    3/1/13       20,250
    65,000 Marietta Georgia Housing Authority
            Multi-Family, Mandatory Put 6/1/01
            @100 (FNMA)........................    6.000    6/1/07       64,919
   165,000 Marietta Georgia Housing Authority
            Multi-Family, Mandatory Put 6/1/05
            @100 (FNMA)........................    5.700    6/1/25      168,713
    30,000 St Mary's Georgia Housing Authority
            Multi-Family (FHA).................    7.250    9/1/05       30,825
    15,000 St Mary's Georgia Housing Authority
            Multi-Family (FHA).................    7.250   10/1/05       15,319
                                                                    -----------
                                                                        372,688
                                                                    -----------
           Hawaii -- 0.03%
    20,000 Honolulu Hawaii City & County Multi-
            Family Housing, Waipahu Towers
            Project, AMT (GNMA)................    6.900   6/20/05       20,625
                                                                    -----------
           Idaho -- 1.35%
     5,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    4.600   11/1/00        4,995
    15,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    4.750   11/1/01       14,963
     5,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    4.850   11/1/02        4,981
    20,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    4.950   11/1/03       19,925
    20,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.050   11/1/04       19,925
    25,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC) .............................    5.150   11/1/05       24,750
    25,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.200   11/1/06       24,656
    25,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.300   11/1/07       24,688
    30,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.400   11/1/08       29,700
    30,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.500   11/1/09       29,850
     5,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.600   11/1/10        4,988
     5,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.700   11/1/11        5,000
     5,000 Bingham County Idaho Industrial
            Development Corporation, Idaho
            Supreme Potatoes Inc. Project, AMT
            (LOC)..............................    5.800   11/1/12        5,000
    25,000 Idaho Housing & Financial
            Assistance, Single Family Mortgage,
            Series Sub-C 2, AMT................    5.250    7/1/11       24,469
   525,000 Idaho Housing & Financial
            Assistance, State Housing, Revenue
            Bond, Multi-Family Housing-Teton
            Apts, Mandatory Put 8/1/04 @ 100,
            AMT (LOC)..........................    5.150    8/1/31      519,749
    10,000 Idaho Housing Agency, Single Family
            Mortgage, Series C-1...............    7.650    7/1/10       10,213
    50,000 Idaho Housing Agency, Single Family
            Mortgage, Sub-Series F, AMT........    5.800    7/1/07       50,624
    30,000 Idaho Housing And Financial
            Assistance, Series Sub B, AMT......    5.650    7/1/09       30,338
                                                                    -----------
                                                                        848,814
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Illinois -- 7.95%
 $  50,000 Alton Illinois Hospital Facilities
            Revenue & Refunded, Alton Memorial
            Hospital Project, ETM..............    7.000     7/1/05 $    52,313
    85,000 Bethany Illinois Home & Hospital
            First Mortgage, Methodist Church,
            Prerefunded 4/1/00 @ 100...........    7.750     4/1/09      85,722
   215,000 Bolingbrook Illinois Mortgage
            Revenue Capital Appreciation Sub-
            Series 1, Zero Coupon..............     .000     1/1/11      99,438
    45,000 Buffalo Grove, Illinois Economic
            Development Project................    5.450    8/15/02      45,048
    10,000 Chicago Illinois Multi-Family
            Housing Project, AMT (GNMA)........    4.950     6/1/05       9,825
    10,000 Chicago Illinois Multi-Family
            Housing Project, AMT (GNMA)........    5.250     6/1/08       9,763
    10,000 Chicago Illinois Multi-Family
            Housing Project, AMT (GNMA)........    5.350     6/1/09       9,725
    10,000 Chicago Illinois Multi-Family
            Housing Project, AMT (GNMA)........    5.450     6/1/10       9,763
    15,000 Chicago Illinois Multi-Family
            Housing Project, AMT (GNMA)........    5.500     6/1/11      14,606
    15,000 Chicago Illinois Multi-Family
            Housing Project, AMT (GNMA)........    5.550     6/1/12      14,588
    30,000 Des Plaines, Illinois Hospital
            Facility Revenue, Holy Family
            Hospital, ETM......................    7.000     1/1/07      31,238
     5,000 Des Plaines, Illinois Hospital
            Facility Revenue, Holy Family
            Hospital, ETM (FGIC)...............    7.000     1/1/07       5,206
    15,000 Des Plaines, Illinois Hospital
            Facility Revenue, Holy Family
            Hospital, ETM (MBIA)...............    7.000     1/1/07      15,619
    35,000 Fairfield, Illinois Economic
            Development Revenue, Wayne County
            Center Project.....................    6.000   12/15/05      34,694
    65,000 Grayslake, Illinois Multi-Family
            Revenue, Country Squire Apartments
            (FHA)..............................    6.000     6/1/05      66,300
     5,000 Greater Peoria Illinois Airport
            Authority, AMT (AMBAC).............    6.500    12/1/05       5,300
    35,000 Greater Peoria Illinois Airport
            Authority, AMT (AMBAC).............    6.600    12/1/06      37,100
    15,000 Greater Peoria Illinois Airport
            Authority, AMT (AMBAC).............    6.700    12/1/07      15,900
    65,000 Illinois Development Finance
            Authority Revenue, Catholic Health
            (AMBAC)............................    5.150    2/15/06      64,919
   460,000 Illinois Development Finance
            Authority Revenue, Community
            Rehabilitation Providers, Series
            A..................................    5.600     7/1/19     405,374
   780,000 Illinois Development Finance
            Authority Revenue, Provena Health,
            Series A (MBIA)....................    5.125    5/15/23     669,824
    15,000 Illinois Development Finance
            Authority Revenue, Section 8 Series
            A (FHA/MBIA).......................    5.200     7/1/08      14,588
   100,000 Illinois Development Finance
            Authority, Illinois Facilities
            Project, Series A..................    7.400     9/1/04     105,125
   365,000 Illinois Educational Facility
            Authority Revenue..................    4.600    10/1/08     336,713
   425,000 Illinois Educational Facility
            Authority Revenue..................    5.000    10/1/13     378,250
   965,000 Illinois Health Facilities Authority
            Revenue, Community Hospital of
            Ottawa Project.....................    6.750    8/15/14     987,918
    55,000 Illinois Health Facilities Authority
            Revenue, Lutheran Social Services..    6.125    8/15/10      51,700
    25,000 Illinois Health Facilities Authority
            Revenue, Michael Reese Hospital &
            Medical Center, ETM................    6.750    12/1/08      26,156
    20,000 Illinois Health Facilities Authority
            Revenue, Midwest Group Limited
            (ACA)..............................    5.375   11/15/08      19,750
   305,000 Illinois Health Facilities Authority
            Revenue, Northwestern Medical
            Foundation (MBIA)..................    5.125   11/15/28     257,724
    90,000 Illinois Health Facilities Authority
            Revenue, Northwestern Memorial
            Hospital Project, ETM..............    6.375     5/1/03      91,688
    95,000 Illinois Health Facilities Authority
            Revenue, Sydney R. Forkosh Memorial
            Hospital, Prerefunded 7/1/02 @
            100................................    7.000     7/1/07      99,394
   180,000 Lake County, Illinois, School
            District No. 109, Series B.........    6.600   12/15/18     192,374
    15,000 Quincy Illinois Single Family
            Mortgage...........................    6.875     3/1/10      15,413
    35,000 Rockford Illinois Mortgage Revenue,
            Faust Landmark Apartments, Series
            A, AMT (FHA).......................    5.625     1/1/07      35,088
   120,000 Rockford-Concord Commons Housing,
            Concord Commons Project (FHA)......    6.150    11/1/22     120,450
    30,000 Rockford-Concord Commons Housing,
            Concord Commons Project, Series A
            (FHA)..............................    5.550    11/1/06      30,488
   195,000 Silvas Illinois Mortgage Revenue
            (FHA)..............................    4.900     8/1/11     181,349
   135,000 Silvas Illinois Mortgage Revenue
            (FHA)..............................    5.200     8/1/17     123,524
    10,000 Southwestern Illinois Development
            Authority Hospital Revenue, Wood
            River Township Hospital Project,
            ETM................................    6.875     8/1/03      10,475
   205,000 Woodridge Illinois Multi-Family
            Revenue, Hawthorn Ridge, Series A
            (GNMA).............................    5.650   12/20/32     194,237
                                                                    -----------
                                                                      4,974,669
                                                                    -----------
           Indiana -- 1.57%
   145,000 Gary Indiana Mortgage Revenue, AMT
            (FNMA).............................    5.400    8/20/38     127,238

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Indiana (continued)
 $   5,000 Indiana Bond Bank...................     5.200    8/1/07 $     5,044
    20,000 Indiana Bond Bank...................     5.300    8/1/08      20,275
    15,000 Indiana Bond Bank...................     5.400    8/1/09      15,225
    45,000 Indiana Health Facilities Financing
            Authority..........................     4.850   2/15/06      43,200
    25,000 Indiana Health Facilities Financing
            Authority..........................     4.800   2/15/07      23,656
    20,000 Indiana Health Facilities Financing
            Authority..........................     4.850   2/15/08      18,800
    20,000 Indiana Health Facilities Financing
            Authority..........................     4.950   2/15/09      18,525
    15,000 Indiana Health Facilities Financing
            Authority (Asset GTY)..............     5.000   8/15/05      14,813
    25,000 Indiana Health Facilities Financing
            Authority (Asset GTY)..............     5.100   2/15/06      24,688
    25,000 Indiana Health Facilities Financing
            Authority (Asset GTY)..............     5.100   8/15/06      24,656
    25,000 Indiana Health Facilities Financing
            Authority (Asset GTY)..............     5.250   2/15/08      24,469
    30,000 Indiana Health Facilities Financing
            Authority (Asset GTY)..............     5.350   8/15/09      29,325
   110,000 Indianapolis Indiana Economic
            Development Revenue, AMT (GNMA)....     5.350   4/20/17      99,275
   220,000 Indianapolis Indiana Economic
            Development Revenue, Mandatory Put
            12/1/04 @ 100, AMT (FNMA)..........     6.375   12/1/24     229,624
    60,000 Lawrence Indiana Multi-Family
            Revenue, AMT (FNMA)................     5.050    1/1/08      58,875
   140,000 Lawrence Indiana Multi-Family
            Revenue, Mandatory Put 1/1/08 @100,
            AMT (FNMA).........................     5.150    6/1/24     127,050
    65,000 Monroe County Indiana Hospital
            Authority..........................     4.750    5/1/06      63,781
    15,000 Vigo County Indiana Hospital
            Authority Revenue, ETM.............     6.875    4/1/04      15,619
                                                                    -----------
                                                                        984,138
                                                                    -----------
           Iowa -- 0.29%
    70,000 Des Moines Iowa Hospital Revenue,
            Fairview Community, Iowa Lutheran
            Hospital, ETM......................     9.500  11/15/02      74,988
   100,000 Iowa Financial Authority Small
            Business District, Terrace Center..     7.500    3/1/22     105,375
                                                                    -----------
                                                                        180,363
                                                                    -----------
           Kansas -- 0.34%
    25,000 Kansas State Development Finance
            Authority Multi-family, AMT (LOC)..     5.300   10/1/07      24,438
    65,000 Kansas State Development Finance
            Authority Multi-family, Mandatory
            Put 10/1/07 @100, AMT (LOC)........     5.600   10/1/19      63,537
    15,000 Labette County Kansas Single Family
            (GNMA).............................     7.650   12/1/11      15,656
    45,000 Manhattan Kansas Tax Increment
            Revenue, AMT (Asset GTY)...........     5.000   12/1/02      45,113
    35,000 Manhattan Kansas Tax Increment
            Revenue, AMT (Asset GTY)...........     5.200   12/1/03      35,175
    10,000 Reno County Kansas Mortgage
            Revenue............................     8.700    9/1/11      10,438
     5,000 Saline County Kansas Single Family
            Mortgage Revenue...................     9.500   10/1/11       5,181
    15,000 Wichita Kansas Single Family
            Mortgage...........................     7.100    9/1/09      15,469
                                                                    -----------
                                                                        215,007
                                                                    -----------
           Kentucky -- 0.56%
    65,000 Ashland Kentucky Environmental
            Improvements, Allied Chemical
            Corporation Project, ETM...........     5.800    3/1/03      65,731
    25,000 Greater Kentucky Housing Assistance
            Corporation, Section 8, Assisted
            Project (FHA/MBIA).................     7.625    1/1/25      25,531
    35,000 Greater Kentucky Housing Assistance
            Corporation, Section 8, Series C
            (FHA/MBIA).........................     5.350    7/1/07      35,044
   105,000 Kentucky State Turnpike Authority
            Resource Recovery, ETM.............     6.125    7/1/07     106,706
    70,000 Kentucky State Turnpike Authority
            Resource Recovery, Recovery Road
            Revenue, ETM.......................     6.625    7/1/08      74,200
    10,000 Lakeland Wesley Village Inc.
            Kentucky Mortgage, ELD Section 8,
            Assistance Project (FHA)...........     7.125   11/1/02      10,313
    30,000 Owensboro Kentucky Electric Lighting
            & Power Revenue, ETM...............    10.500    1/1/04      33,638
                                                                    -----------
                                                                        351,163
                                                                    -----------
           Louisiana -- 1.18%
    40,000 Iberia Home Mortgage Authority
            Louisiana Single Family............     7.375    1/1/11      42,350
    10,000 Jefferson Parish Louisiana Hospital
            Services Development Revenue, ETM..     7.125    1/1/02      10,225

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Louisiana (continued)
 $  25,000 Louisiana Housing Finance Agency
            Mortgage Revenue (GNMA/FNMA).......    4.625     6/1/09 $    24,994
    40,000 Louisiana Housing Finance Agency
            Mortgage Revenue, AMT (GNMA).......    6.450     9/1/27      40,500
   105,000 Louisiana Housing Finance Agency
            Mortgage Revenue, AMT (GNMA).......    6.500     9/1/38     106,312
    20,000 Louisiana Public Facility Authority
            Revenue, Single Family.............    7.375    10/1/12      20,250
    24,466 Louisiana Public Facility Authority
            Revenue............................    8.450    12/1/12      25,567
    20,000 Louisiana Public Facility Authority
            Revenue (AXA)......................    5.750    3/15/03      20,525
    20,000 Louisiana Public Facility Authority
            Revenue (AXA)......................    5.850    3/15/04      20,525
    20,000 Louisiana Public Facility Authority
            Revenue (AXA)......................    5.950    3/15/05      20,525
    50,000 Louisiana Public Facility Authority
            Revenue, Mandatory Put 6/1/05 @ 100
            (FNMA).............................    5.800     6/1/25      51,375
   105,000 Louisiana Public Facility Authority
            Revenue, Series A-1, Mandatory Put
            6/1/01 @ 100, (AMBAC)..............    5.000    12/1/15     105,919
   245,000 Louisiana Public Services Authority
            Revenue, Mandatory Put 6/1/05 @ 100
            (FNMA).............................    5.800     6/1/25     251,737
                                                                    -----------
                                                                        740,804
                                                                    -----------
           Maine -- 1.04%
   670,000 Maine Finance Authority Revenue, AMT
            (FSA)..............................    5.200     7/1/18     639,850
    10,000 Maine Health & Higher Educational
            Facilities, Cedar Nursing,
            Prerefunded 2/1/00 @102............    7.900     8/1/32      10,227
                                                                    -----------
                                                                        650,077
                                                                    -----------
           Maryland -- 0.52%
    10,000 Annapolis Maryland Economic
            Development Revenue................    4.600    10/1/02       9,888
    15,000 Annapolis Maryland Economic
            Development Revenue................    4.700    10/1/03      14,719
     5,000 Annapolis Maryland Economic
            Development Revenue................    4.800    10/1/04       4,881
    15,000 Annapolis Maryland Economic
            Development Revenue................    5.000    10/1/06      14,588
    15,000 Annapolis Maryland Economic
            Development Revenue................    5.000    10/1/07      14,381
    15,000 Annapolis Maryland Economic
            Development Revenue................    5.000    10/1/08      14,269
   115,000 Cecil County Maryland County
            Commerce Economic..................    6.875    1/15/08     121,324
    35,000 Cecil County Maryland County
            Commerce Economic..................    6.875    1/15/10      36,881
   105,000 Maryland State Economic Development
            Corp. (GNMA).......................    5.450   12/20/37      92,269
                                                                    -----------
                                                                        323,200
                                                                    -----------
           Massachusetts -- 2.57%
   130,000 Boston Massachusetts Industrial
            Development Finance Authority,
            Northend Community, Series A
            (FHA)..............................    6.450     8/1/37     133,250
    40,000 Dartmouth, Massachusetts Housing
            Development Corporation Mortgage
            Revenue (FHA/MBIA).................    4.850     7/1/09      38,150
    40,000 Massachusetts Education Loan
            Authority, Issue D Series A, AMT
            (MBIA).............................    7.250     1/1/09      41,266
    20,000 Massachusetts State Health &
            Education Facilities Authority,
            Beth Israel Hospital, ETM..........    5.750     7/1/06      20,025
     5,000 Massachusetts State Health &
            Education Facilities Authority,
            Massachusetts Institute of
            Technology.........................    8.000     7/1/00       5,092
   460,000 Massachusetts State Housing Finance
            Agency (Asset GTY).................    4.850     9/1/13     411,125
    15,000 Massachusetts State Housing Finance
            Agency, Series A, AMT (MBIA).......    6.125    12/1/11      15,113
    30,000 Massachusetts State Individual
            Finance Agency, AMT (GNMA).........    5.400    8/20/12      28,613
   340,000 Massachusetts State Individual
            Finance Agency, AMT (GNMA).........    6.450    8/20/39     344,250
   145,000 Massachusetts State Individual
            Finance Agency, Higher Education,
            Hampshire College Project..........    5.800    10/1/17     133,944
   490,000 Massachusetts State Individual
            Financial Agency, Revenue Bond,
            Retirement Facility, AMT (GNMA)....    5.300    6/20/19     437,325
                                                                    -----------
                                                                      1,608,153
                                                                    -----------
           Michigan -- 1.70%
   365,000 Avondale School District............    5.800     5/1/07     376,406

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal                Security                           Maturity    Value
  Amount                 Description                Rate (%)   Date    (Note 2)
 ---------               -----------                -------- --------  --------
           Municipal Bonds (continued)
           Michigan (continued)
 $  30,000 Battle Creek Michigan Economic
            Development..........................    5.125     2/1/09 $    30,028
   170,000 Detroit Water Supply System, Water
            Utility Improvements, ETM............    8.875     1/1/05     186,787
    50,000 Dickinson County Michigan Economic
            Development..........................    6.550     3/1/07      51,204
    20,000 Michigan State Building Authority
            Revenue, ETM.........................    7.400     4/1/01      20,200
    75,000 Michigan State Hospital Financial
            Authority Revenue, ETM...............    6.200     1/1/03      76,219
    70,000 Michigan State Hospital Financial
            Authority Revenue, ETM...............    7.000     7/1/05      73,238
     5,000 Michigan State Housing Development
            Authority, AMT (AMBAC)...............    5.050    12/1/07       4,863
     5,000 Michigan State Housing Development
            Authority, AMT (AMBAC)...............    5.150    12/1/08       4,875
     5,000 Michigan State Housing Development
            Authority, AMT (AMBAC)...............    5.250    12/1/09       4,869
     5,000 Michigan State Housing Development
            Authority, AMT (AMBAC)...............    5.350    12/1/10       4,844
    45,000 Michigan State Strategic Fund, Ltd.,
            ETM..................................    7.875    8/15/05      48,094
    85,000 Petoskey Michigan Hospital Finance
            Authority, ETM.......................    6.700     3/1/07      88,400
    85,000 Saginaw Michigan Hospital Finance
            Authority, ETM.......................    7.500    11/1/10      94,030
                                                                      -----------
                                                                        1,064,057
                                                                      -----------
           Minnesota -- 0.38%
    30,000 Cambridge Minnesota Mortgage Revenue
            (GNMA)...............................    5.400   11/20/05      30,225
    10,000 Dakota County Minnesota Housing &
            Redevelopment Authority, AMT
            (GNMA/FNMA)..........................    5.550    10/1/02      10,113
    10,000 Dakota County Minnesota Housing &
            Redevelopment Authority, AMT
            (GNMA/FNMA)..........................    5.750    10/1/04      10,125
    80,000 Fridley Minnesota Community
            Development Revenue, Mandatory Put
            9/1/01 @100, AMT (LOC)...............    5.375     9/1/16      80,300
    30,000 Monticello Minnesota Pollution Control
            Revenue..............................    5.375     2/1/03      30,023
    75,000 Rochester Minnesota Hospital Revenue,
            ETM..................................    5.750    10/1/07      76,312
                                                                      -----------
                                                                          237,098
                                                                      -----------
           Mississippi -- 5.12%
   660,000 Jackson Mississippi Housing Authority,
            AMT..................................    5.400     4/1/39     599,775
   580,000 Jackson Mississippi Housing Authority,
            AMT (FSA)............................    5.300     4/1/19     527,800
   185,000 Lincoln County Mississippi Hospital
            Revenue (Asset GTY)..................    5.500     4/1/18     171,356
   715,000 Mississippi Business Finance Corp.
            (GNMA)...............................    5.450    5/20/34     622,050
   890,000 Mississippi Business Finance Corp.,
            Series A (GNMA)......................    5.450    5/20/34     774,300
    20,000 Mississippi Business Finance
            Corporation, AMT (LOC)...............    5.450     9/1/01      20,050
    20,000 Mississippi Business Finance
            Corporation, AMT (LOC)...............    5.600     9/1/02      20,075
    20,000 Mississippi Business Finance
            Corporation, AMT (LOC)...............    5.800     9/1/04      20,075
    25,000 Mississippi Business Finance
            Corporation, AMT (LOC)...............    5.900     9/1/05      25,094
    50,000 Mississippi Home Corporation Single
            Family (GNMA/FNMA)...................    5.125    12/1/17      49,813
    10,000 Mississippi Home Corporation Single
            Family Revenue, AMT (GNMA)...........    5.000     6/1/04      10,000
   195,000 Mississippi Home Corporation Single
            Family Revenue, AMT (GNMA/FNMA)......    7.375     6/1/28     216,450
   165,000 Perry County Mississippi Pollution
            Control..............................    5.200    10/1/12     151,800
                                                                      -----------
                                                                        3,208,638
                                                                      -----------
           Missouri -- 3.00%
   160,000 Boone County Missouri Industrial
            Development Authority, Otscon Inc.
            Project, Mandatory Put 5/1/05 @100,
            AMT (LOC)............................    5.125     5/1/18     153,400
   405,000 Joplin Missouri Industrial Development
            Authority, Prerefunded 12/15/01 @
            102..................................    8.250   12/15/14     440,437
   210,000 Kansas City Missouri Industrial
            Development Authority, Coves North
            Duplexes Project, Mandatory Put
            9/1/05 @100 (FNMA)...................    5.600     9/1/25     211,313
   360,000 Kansas City Missouri Industrial
            Development Authority, Royal Woods
            Apartments Project, Mandatory Put
            1/1/10 @100, AMT (FNMA)..............    5.600     1/1/30     354,599
   575,000 Missouri State Development Financing
            Board, Recreational Facilities, YMCA
            Greater St. Louis Project, Series A
            (LOC)................................    4.750     9/1/07     547,687

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Missouri (continued)
 $  60,000 Missouri State Development Financing
            Board, Recreational Facilities,
            YMCA Greater St. Louis Project,
            Series A (LOC).....................    4.900     9/1/10 $    56,475
    25,000 Missouri State Housing Development
            Community Mortgage, Single Family,
            AMT (GNMA).........................    6.625    12/1/17      25,500
    50,000 St Louis County Missouri Regional
            Convention And Sports Complex,
            Series B...........................    6.500    8/15/01      51,563
    40,000 St Louis Missouri Land Clearance
            Redevelopment Authority,
            Westminster Place Apartments,
            Mandatory Put 4/1/07 @100 (FNMA)...    5.950     7/1/22      41,200
                                                                    -----------
                                                                      1,882,174
                                                                    -----------
           Montana -- 0.38%
   175,000 Great Falls Montana Multi-Family
            Revenue, Mandatory Put 1/2/08 @100,
            AMT (LOC)..........................    4.900     1/1/38     166,468
    70,000 Missoula County Hospital, ETM.......    7.125     6/1/07      73,763
                                                                    -----------
                                                                        240,231
                                                                    -----------
           Nebraska -- 1.69%
   880,000 Nebraska Help, Inc. Revenue Bond,
            Student Loan Program, AMT (MBIA)...    5.250     6/1/02     883,299
   130,000 Nebraska Investment Financial
            Authority Multi-Family Housing, Old
            Cheney Apartments, Mandatory Put
            12/1/05 @100 (FNMA)................    5.500    12/1/25     131,138
    45,000 Nebraska Investment Financial
            Authority Multi-Family Housing,
            Tara Hills Village (FNMA)..........    4.875     1/1/08      43,538
                                                                    -----------
                                                                      1,057,975
                                                                    -----------
           Nevada -- 1.09%
    35,000 Nevada Housing Division.............    5.450     4/1/10      34,038
    40,000 Nevada Housing Division, AMT........    6.450    10/1/07      40,850
    25,000 Nevada Housing Division, AMT........    6.000    10/1/09      25,156
    35,000 Nevada Housing Division, AMT
            (FNMA).............................    5.900     4/1/06      35,219
    30,000 Nevada Housing Division, AMT
            (FNMA).............................    5.500    10/1/09      28,913
   570,000 Nevada Housing Division, AMT (LOC)..    5.450    10/1/18     518,699
                                                                    -----------
                                                                        682,875
                                                                    -----------
           New Hampshire -- 0.91%
    45,000 New Hampshire Higher Education &
            Health Facilities, Franklin Pierce
            College (ACA)......................    4.900    10/1/08      43,088
    30,000 New Hampshire Higher Education &
            Health Facilities, Franklin Pierce
            College (ACA)......................    5.000    10/1/09      28,650
    55,000 New Hampshire Higher Education &
            Health Facilities, Kendal at
            Hanover Issue (LOC)................    5.200    10/1/06      54,243
    40,000 New Hampshire Higher Education &
            Health Facilities, Kendal at
            Hanover Issue (LOC)................    5.300    10/1/07      39,500
    10,000 New Hampshire Higher Education &
            Health Facilities, Rivier College..    4.650     1/1/04       9,738
    10,000 New Hampshire Higher Education &
            Health Facilities, Rivier College..    4.750     1/1/05       9,650
    10,000 New Hampshire Higher Education &
            Health Facilities, Rivier College..    4.850     1/1/07       9,525
    15,000 New Hampshire Higher Education &
            Health Facilities, Rivier College..    4.900     1/1/08      14,213
   275,000 New Hampshire Higher Education &
            Health Facilities, Rivier College..    5.550     1/1/18     244,062
   130,000 New Hampshire Higher Education &
            Health Facilities, St. Anselm
            College............................    5.150     7/1/29     111,312
     5,000 New Hampshire Higher Educational &
            Health Facilities, Crotched Mental
            Rehabilitation Center, Prerefunded
            1/1/00 @ 102.......................    7.500     1/1/09       5,100
                                                                    -----------
                                                                        569,081
                                                                    -----------
           New Jersey -- 2.05%
    10,000 Church Street Corporation Keansburg
            New................................    5.000     3/1/01       9,988
    10,000 Deptford Township New Jersey Fire
            District...........................    5.600   10/15/06      10,350
    15,000 Deptford Township New Jersey Fire
            District...........................    5.850   10/15/07      15,788
   420,000 New Jersey Economic Development
            Authority Revenue, Optional Put
            12/1/02 @100.......................    4.950    12/1/28     420,000
    15,000 New Jersey Economic Development
            Authority Revenue (ACA)............    4.600     7/1/02      14,906
    20,000 New Jersey Economic Development
            Authority Revenue (ACA)............    4.750     7/1/03      19,850

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           New Jersey (continued)
 $  20,000 New Jersey Economic Development
            Authority Revenue (ACA)............     4.850   7/1/04  $    19,825
    35,000 New Jersey Economic Development
            Authority Revenue, AMT (LOC).......     5.000  10/1/05       34,606
   585,000 New Jersey Economic Development
            Authority Revenue, Series B, AMT
            (LOC)..............................     5.300  12/1/07      572,569
    75,000 New Jersey State Educational
            Facilities.........................     7.250   7/1/25       76,406
    80,000 New Jersey State Turnpike Authority
            Turnpike Revenue, ETM..............    10.375   1/1/03       87,400
                                                                    -----------
                                                                      1,281,688
                                                                    -----------
           New Mexico -- 0.55%
   442,000 Albuquerque New Mexico
            Collateralized (FGIC), Zero
            Coupon.............................      .000  5/15/11      201,109
   100,000 Bernalillo County New Mexico Multi-
            Family, Mandatory Put 11/1/06 @100
            (AXA)..............................     5.800  11/1/25      102,250
    10,000 New Mexico Mortgage Financing
            Authority (GNMA/FNMA)..............     5.500   7/1/17        9,475
    35,000 New Mexico Mortgage Financing
            Authority (GNMA/FNMA)..............     5.600   7/1/28       32,419
     1,322 Santa Fe New Mexico Single Family
            Mortgage...........................     8.450  12/1/11        1,383
                                                                    -----------
                                                                        346,636
                                                                    -----------
           New York -- 4.83%
   125,000 Albany New York Housing Authority,
            Housing Revenue, Lark Drive
            Association Project, AMT (LOC).....     5.200  12/1/13      116,250
   110,000 Albany New York Housing Authority,
            Housing Revenue, Lark Drive
            Association Project, AMT (LOC).....     5.400  12/1/18      100,513
   265,000 Albany New York Housing Authority,
            Housing Revenue, Lark Drive
            Association Project, AMT (LOC).....     5.500  12/1/28      237,174
    15,000 Amherst New York Industrial
            Development Agency, Multisurface
            Rink Complex (LOC).................     4.750  10/1/02       15,038
    25,000 Amherst New York Industrial
            Development Agency, Multisurface
            Rink Complex (LOC).................     5.180  10/1/06       25,188
    35,000 Capital District Youth Center New
            York (LOC).........................     6.000   2/1/17       33,600
   255,000 Dutchess County New York Resource
            Recovery Agency, Solid Waste
            Systems, Series C, AMT (MBIA)......     5.000   1/1/10      245,755
    35,000 Nassau County New York General
            Improvements, Series X (AMBAC).....     5.000  11/1/05       35,088
    35,000 Nassau County New York General
            Improvements, Series X (AMBAC).....     5.000  11/1/06       34,913
   110,000 New York City Housing Authority
            Multi-Family Housing, Section 8
            Assisted, Series A (AMBAC).........     5.450   7/1/08      111,100
    30,000 New York City Industrial Development
            Agency, College of Aeronautics
            Project............................     5.000   5/1/06       28,875
    20,000 New York City Industrial Development
            Agency, College of Aeronautics
            Project............................     5.200   5/1/09       19,025
   185,000 New York New York, Series B
            (AMBAC)............................     7.250  8/15/07      208,356
   185,000 New York New York, Series L (MBIA)..     8.000   8/1/06      214,137
   395,000 New York State Dormitory Authority
            Lease Revenue, State University
            Dormitory Facilities, Series A
            (AMBAC)............................     5.250   7/1/12      383,643
     5,000 New York State Dormitory Authority
            Revenue, Zero Coupon, ETM..........      .000   7/1/04        3,894
   195,000 New York State Dormitory Authority
            Revenue, Hunts Point Multi Service
            Center.............................     5.625   7/1/22      182,325
   210,000 New York State Dormitory Authority
            Revenue, Long Island University
            (Asset GTY), Prerefunded 5/1/05 @
            102................................     6.000   9/1/08      223,912
    85,000 New York State Dormitory Authority
            Revenue, St. Mary's Hospital
            Amsterdam (MBIA)...................     5.250   5/1/05       86,275
    50,000 New York State Power Authority
            Revenue & General Obligation,
            Series C, ETM......................     9.500   1/1/01       51,136
   235,000 New York State Urban Development
            Corporation Revenue (AMBAC)........     5.625   1/1/07      240,580
    55,000 Oneida County New York Industrial
            Development Agency Revenue, Civic
            Facilities-Mohawk Valley, Series A
            (FSA)..............................     4.550   2/1/04       54,588
    45,000 Oneida County New York Industrial
            Development Agency Revenue, Civic
            Facilities-Mohawk Valley, Series A
            (FSA)..............................     4.650   2/1/05       44,550
    60,000 Oneida County New York Industrial
            Development Agency Revenue, Civic
            Facilities-Mohawk Valley, Series A
            (FSA)..............................     4.700   2/1/06       59,175

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           New York (continued)
 $  65,000 Oneida County New York Industrial
            Development Agency Revenue, Civic
            Facilities-Mohawk Valley, Series A
            (FSA)..............................    5.000     1/1/13 $    60,613
    65,000 Oneida County New York Industrial
            Development Agency Revenue, Civic
            Facilities-Mohawk Valley, Series A
            (FSA)..............................    5.200     2/1/13      61,750
   155,000 Syracuse New York Housing Authority
            Revenue (FHA)......................    5.000     8/1/07     150,350
                                                                    -----------
                                                                      3,027,803
                                                                    -----------
           North Dakota -- 2.91%
   125,000 North Dakota State Housing Finance
            Agency Revenue, Homemortgage
            Finance, Series E, AMT.............    4.500     7/1/07     118,125
    95,000 North Dakota State Housing Finance
            Agency Revenue, Homemortgage
            Finance, Series E, AMT.............    4.550     1/1/08      89,063
   150,000 North Dakota State Housing Finance
            Agency Revenue, Homemortgage
            Finance, Series E, AMT.............    4.850     7/1/11     138,000
   155,000 North Dakota State Housing Finance
            Agency Revenue, Homemortgage
            Finance, Series E, AMT.............    4.950     1/1/12     142,794
   100,000 North Dakota State Housing Finance
            Agency Revenue, Series D, AMT......    4.500     1/1/07      94,500
    90,000 North Dakota State Housing Finance
            Agency Revenue, Series D, AMT......    4.550     1/1/08      84,375
   295,000 North Dakota State Housing Finance
            Agency Revenue, Series D, AMT......    4.550     7/1/08     275,825
   120,000 North Dakota State Housing Finance
            Agency Revenue, Series D, AMT......    4.650     1/1/09     111,750
   345,000 North Dakota State Housing Finance
            Agency Revenue, Series D, AMT......    4.850     7/1/11     317,400
   345,000 North Dakota State Housing Finance
            Agency Revenue, Series D, AMT......    4.950     1/1/12     317,830
   150,000 North Dakota State Housing Finance
            Agency Revenue, Series D, AMT......    5.000     1/1/13     137,063
                                                                    -----------
                                                                      1,826,725
                                                                    -----------
           Ohio -- 4.08%
   117,498 Bridlewood Apartments, Put Option
            9/1/01 @ 100.......................    5.600     9/1/21     117,498
   695,000 Cuyahoga County Ohio Mortgage
            Revenue, AMT (GNMA)................    5.200    9/20/09     661,118
    85,000 Cuyahoga County Ohio Multi-Family
            Housing, AMT (GNMA)................    6.250   12/20/36      85,425
   585,000 Franklin County Ohio Housing
            Revenue, Rosewind Limited
            Partnership Project, AMT...........    4.900     1/1/02     584,268
    80,000 Hancock County Ohio Multi-Family
            Housing, Crystal Glen Apartments,
            AMT (LOC)..........................    5.050     1/1/10      75,600
    20,000 Jefferson County Ohio (Asset GTY)...    6.625    12/1/05      20,975
   100,000 Lorain County Ohio Health Care
            Facilities, Put Option 2/1/02 @
            100................................    4.750     2/1/22      97,875
    70,000 Lorain County Ohio Hospital Revenue,
            Humility of Mary Health Care, ETM..    7.125   12/15/06      73,500
    65,000 Lorain County Ohio Hospital Revenue,
            Humility of Mary Health Care, ETM..    7.200   12/15/11      68,575
   280,000 Lorain County Ohio Hospital Revenue,
            Humility of Mary Health Care,
            Prerefunded 6/15/05 @ 100..........    5.900   12/15/08     288,750
    20,000 Lucas-Palmer Housing Development
            Corporation of Ohio (FHA/MBIA).....    5.900     7/1/07      20,350
    25,000 Ohio Capital Corporation For
            Housing, Mortgage Revenue, Section
            8 Assisted Project (FHA/MBIA) .....    5.700     1/1/05      25,313
   130,000 Ohio Capital Corporation For
            Housing, Mortgage Revenue, Section
            8 Assisted Project (FHA/MBIA)......    5.100     7/1/09     126,100
    20,000 Ohio Capital Corporation For
            Housing, Mortgage Revenue, Section
            8 Assisted Project, Series A
            (FHA/MBIA).........................    4.500     1/1/03      19,725
    25,000 Ohio State Mortgage Revenue (FHA)...    5.600     8/1/06      25,156
    15,000 Ohio State Pollution Control
            Revenue, General Motors Corporation
            Project............................    6.500     3/1/06      15,023
   250,000 Sandusky County Ohio Health Care
            Facilities Revenue (FNMA)..........    5.150     7/1/09     248,750
                                                                    -----------
                                                                      2,554,001
                                                                    -----------
           Oklahoma -- 1.71%
    90,000 Cleveland County Oklahoma Home
            Loan...............................    8.375     8/1/12      94,049
    50,000 Grand River Dam Authority Oklahoma
            Revenue, ETM.......................    6.250    11/1/08      50,500

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal                Security                          Maturity    Value
  Amount                Description                Rate (%)   Date    (Note 2)
 ---------              -----------                -------- --------  --------
           Municipal Bonds (continued)
           Oklahoma (continued)
 $  90,000 Mc Alester Oklahoma Public Works
            Authority, ETM (FSA)................    8.250    12/1/04 $   104,062
    50,000 Mc Alester Oklahoma Public Works
            Authority, ETM (FSA)................    8.250    12/1/05      58,938
    10,000 Mc Alester Oklahoma Public Works
            Authority, ETM (FSA)................    8.250    12/1/06      11,988
    60,000 Oklahoma Housing Finance Agency
            Multi-Family (FNMA).................    5.100    12/1/07      59,920
    15,000 Payne County Oklahoma Home Financial
            Authority...........................    8.625     3/1/11      15,431
   650,000 Tulsa Oklahoma Municipal Airport,
            AMT.................................    7.600    12/1/30     678,438
                                                                     -----------
                                                                       1,073,326
                                                                     -----------
           Oregon -- 3.21%
 1,640,000 Cow Creek Band Umpqua Tribe Of
            Indians, Series B (AMBAC)...........    5.100     7/1/12   1,574,400
   465,000 Oregon State Health Housing,
            Educational & Cultural Facilities,
            Cedar West Housing Project, Series
            A, AMT (LOC)........................    4.650     1/2/08     438,263
                                                                     -----------
                                                                       2,012,663
                                                                     -----------
           Pennsylvania -- 14.56%
    35,000 Aliquippa Pennsylvania, Partially ETM
            (Asset GTY).........................    8.250    9/15/01      35,941
   120,000 Allegheny County Pennsylvania
            Hospital Development Authority
            (MBIA)..............................    5.000    11/1/23     100,350
    65,000 Allegheny County Pennsylvania
            Industrial Development, HVL Plaza
            Project, AMT (LOC)..................    6.000    10/1/04      65,057
    25,000 Allegheny County Pennsylvania
            Residential Finance Authority
            (GNMA)..............................    6.500    11/1/14      25,250
   150,000 Allegheny County Pennsylvania
            Residential Finance Authority,
            Single Family Mortgage, Series DD-2,
            AMT (GNMA)..........................    4.950     5/1/09     143,063
    30,000 Allentown Pennsylvania Area Hospital
            Authority, Sacred Heart Hospital of
            Allentown...........................    6.200   11/15/03      30,188
    15,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    4.500   10/15/00      14,963
    15,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    4.650   10/15/01      14,850
    20,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    4.750   10/15/02      19,750
    20,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    4.850   10/15/03      19,625
    25,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    4.900   10/15/04      24,344
    25,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    5.000   10/15/07      23,719
    10,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    5.100   10/15/08       9,475
    20,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    5.125   10/15/09      18,775
    25,000 Chester County, Pennsylvania Health &
            Education Finance Authority,
            Immaculata College..................    5.300   10/15/11      23,281
   365,000 Chester County, Pennsylvania Health &
            Education, Health, Hospital, Nursing
            Home Improvements, Barclay Friends-
            Series B, Mandatory Put 8/1/02 @ 100
            (LOC)...............................    4.600     8/1/25     361,805
    40,000 Dauphin County Pennsylvania,
            Mandatory Put 6/1/01 @ 100..........    6.250     6/1/26      40,630
   200,000 Dauphin County Pennsylvania,
            Mandatory Put 6/1/04 @ 100..........    6.700     6/1/26     208,249
    45,000 Dauphin County Pennsylvania,
            Mandatory Put 6/1/09 @ 100..........    6.850     6/1/26      46,969
    95,000 Delaware County Pennsylvania
            Authority Hospital Revenue, Riddle
            Memorial Hospital, ETM..............    5.900     1/1/02      97,138
    10,000 Delaware County Pennsylvania
            Authority Revenue, Dunwoody Village
            Project.............................    5.625     4/1/09      10,025
    80,000 Delaware County Pennsylvania
            Authority University Revenue,
            Villanova University, ETM...........    9.625     8/1/02      85,100
   190,000 Delaware County Pennsylvania
            Authority, Eastern College, Series
            B...................................    5.500    10/1/19     167,675
     5,000 Delaware River Port Authority,
            Pennsylvania & New Jersey, ETM......    6.500    1/15/11       5,244
    25,000 Downington, Pennsylvania, Municipal
            Water Authority (FSA)...............    4.750     9/1/10      23,625
    10,000 Erie, Pennsylvania Higher Education
            Building Authority, Mercyhurst
            College Project.....................    5.750    3/15/12       9,650
    30,000 Erie, Pennsylvania Higher Education
            Building Authority, Mercyhurst
            College Project.....................    5.850    3/15/17      27,900
   200,000 Falls Township, Pennsylvania Hospital
            Authority, Hospital Revenue,
            Delaware Valley Medical (FHA).......    6.900     8/1/11     201,999
    20,000 Fayette County, Pennsylvania Hospital
            Authority, Hospital Revenue, The
            Uniontown Hospital, (AMBAC).........    5.200    6/15/04      20,250

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Pennsylvania (continued)
 $  75,000 Fayette County, Pennsylvania
            Hospital Authority, Hospital
            Revenue, The Uniontown Hospital,
            (AMBAC)............................     5.400   6/15/06 $    76,125
    40,000 Fayette County, Pennsylvania
            Hospital Authority, Hospital
            Revenue, The Uniontown Hospital,
            (AMBAC)............................     5.450   6/15/07      40,550
    90,000 Fayette County, Pennsylvania
            Hospital Authority, Hospital
            Revenue, The Uniontown Hospital,
            (AMBAC)............................     5.550   6/15/08      91,350
   100,000 Fayette County, Pennsylvania
            Hospital Authority, Hospital
            Revenue, The Uniontown Hospital,
            (AMBAC)............................     5.650   6/15/09     101,875
   685,000 Franklin County Pennsylvania
            Industrial Development Authority,
            Chambersburg Hospital, (AMBAC).....     5.000    7/1/08     670,443
    85,000 Greene County Pennsylvania
            Industrial Development Authority
            Monongahela Power Company, Series B
            (MBIA).............................     5.100    2/1/12      80,431
    65,000 Greene County Pennsylvania
            Industrial Development Authority,
            Monongahela Power Company, Series B
            (MBIA).............................     4.750    2/1/07      63,619
   290,000 Greene County Pennsylvania
            Industrial Development Authority,
            West Penn Power Company, Series B
            (MBIA).............................     4.750    2/1/07     283,837
    50,000 Hazleton Pennsylvania Area School
            District, Series A (FGIC)..........     5.000    3/1/10      48,688
    40,000 Hazleton Pennsylvania Area School
            District, Series A (FGIC)..........     5.000    3/1/11      38,600
    25,000 Indiana County Pennsylvania
            Industrial Development Authority,
            Pollution Control Revenue (MBIA)...     6.000    6/1/06      26,313
    75,000 Lebanon County Pennsylvania Good
            Samaritan Hospital Authority, ETM..     6.800   11/1/01      76,958
   150,000 Lehigh County Pennsylvania General
            Purpose Authority, Muhlenberg
            Continuing Care, Prerefunded
            3/15/00 @ 102 (LOC)................     7.800   3/15/20     153,461
    20,000 Lehigh County Pennsylvania General
            Purpose Authority, Muhlenberg
            Hospital Center, ETM...............     4.800   7/15/00      20,040
    35,000 Lehigh County Pennsylvania General
            Purpose Authority, Muhlenberg
            Hospital Center, ETM...............     4.800   7/15/00      35,070
    45,000 Monroeville Pennsylvania Hospital
            Authority, East Suburban Health
            Center Project, Prerefunded 7/1/04
            @ 100..............................     7.600    7/1/08      48,938
    15,000 Montgomery County Pennsylvania
            (LOC)..............................     6.750  11/15/04      15,619
    20,000 Montgomery County Pennsylvania
            Higher Education & Health Authority
            Revenue............................     5.000    1/1/03      19,475
    25,000 Montgomery County Pennsylvania
            Industrial Development Authority
            Health Facilities Revenue..........     6.400    6/1/03      25,125
   165,000 Montgomery County Pennsylvania
            Industrial Development Authority
            Revenue, 1st Mortgage Meadowood
            Corporation Project, Prerefunded
            12/1/00 @ 102......................    10.250   12/1/20     176,944
    25,000 Pennsylvania Housing Finance Agency,
            Rental Housing (FNMA)..............     5.150    7/1/03      25,250
   245,000 Pennsylvania Housing Finance Agency,
            Rental Housing (FNMA)..............     6.500    7/1/23     252,962
    15,000 Pennsylvania Housing Finance Agency,
            Single Family Mortgage, Series 1991
            31A, AMT...........................     7.000   10/1/05      15,544
   100,000 Pennsylvania Housing Finance Agency,
            Single Family Mortgage, Series 58A,
            AMT................................     5.000   10/1/04      99,125
   500,000 Pennsylvania Housing Finance Agency,
            Single Family Mortgage, Series 65A,
            AMT................................     4.600   10/1/08     471,874
   880,000 Pennsylvania State Certificates of
            Participation, Series A (AMBAC)....     5.400    7/1/09     882,199
   220,000 Pennsylvania State Finance Authority
            Revenue, Municipal Capital Impvt
            Program, (Inv Ag Sun America)......     6.600   11/1/09     234,300
   205,000 Pennsylvania State Higher
            Educational Facilities, Gwynedd-
            Mercy College (Asset GTY)..........     4.650   11/1/10     188,855
   200,000 Pennsylvania State Higher
            Educational Facilities, Gwynedd-
            Mercy College (Asset GTY)..........     4.900   11/1/12     181,749
   135,000 Pennsylvania State Higher
            Educational Facilities, Gwynedd-
            Mercy College (Asset GTY)..........     5.000   11/1/13     123,019
   145,000 Pennsylvania State Higher
            Educational Facilities, Gwynedd-
            Mercy College (Asset GTY)..........     4.550   11/1/09     133,763
    80,000 Pennsylvania State Higher
            Educational Facilities, Gwynedd-
            Mercy College (Asset GTY)..........     5.000   11/1/08      75,800
   365,000 Pennsylvania State Higher
            Educational Facilities, University
            of Pennsylvania, Series A..........     7.000    1/1/09     385,074
    10,000 Pennsylvania State Higher
            Educational Facilities, University
            of the Arts (Asset GTY)............     4.750   3/15/05       9,825
    20,000 Pennsylvania State Higher
            Educational Facilities, University
            of the Arts (Asset GTY)............     4.850   3/15/06      19,600
    20,000 Pennsylvania State Higher
            Educational Facilities, University
            of the Arts (Asset GTY)............     5.100   3/15/09      19,450

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments -- December 31, 1999 (Unaudited)

 Principal                Security                          Maturity    Value
  Amount                Description                Rate (%)   Date    (Note 2)
 ---------              -----------                -------- --------  --------
           Municipal Bonds (continued)
           Pennsylvania (continued)
 $  20,000 Pennsylvania State Higher Educational
            Facilities, University of the Arts
            (Asset GTY).........................    5.200    3/15/10 $    19,475
    20,000 Pennsylvania State Higher Educational
            Facilities, University of the Arts
            (Asset GTY).........................    5.250    3/15/11      19,375
    20,000 Pennsylvania State Higher Educational
            Facilities, University of the Arts
            (Asset GTY).........................    5.300    3/15/12      19,250
    10,000 Pennsylvania State Higher Educational
            Facilities, Ursinus College.........    5.000     1/1/02       9,988
    10,000 Pennsylvania State Higher Educational
            Facilities, Ursinus College.........    5.100     1/1/03       9,963
    15,000 Pennsylvania State Higher Educational
            Facilities, Ursinus College.........    5.200     1/1/04      14,925
    15,000 Pennsylvania State Higher Educational
            Facilities, Ursinus College.........    5.300     1/1/05      14,925
    15,000 Pennsylvania State Higher Educational
            Facilities, Ursinus College.........    5.400     1/1/06      14,963
    85,000 Pennsylvania State Higher Educational
            Facilities, Ursinus College.........    5.850     1/1/17      80,644
    35,000 Philadelphia Pennsylvania Authority
            For Industrial Development (FHA)....    4.750     2/1/08      33,075
    60,000 Philadelphia Pennsylvania Authority
            For Industrial Development, Jeanes
            Physicians' Office..................    9.375     7/1/10      60,837
   170,000 Philadelphia Pennsylvania Authority
            For Industrial Development, National
            Board of Medical Examiners Project,
            Prerefunded 5/1/02 @ 102............    6.500     5/1/05     179,775
    35,000 Philadelphia Pennsylvania Authority
            For Industrial Development, National
            Board of Medical Examiners Project,
            Prerefunded 5/1/02 @ 102............    6.750     5/1/12      37,231
     5,000 Philadelphia Pennsylvania Hospital &
            Higher Educational Facilities,
            St. Agnes Medical Center Project
            (ETM)...............................    6.750    8/15/01       5,050
   160,000 Philadelphia Pennsylvania Hospitals &
            Higher Education Facilities,
            Health Systems, Series A (FHA)......    5.375     1/1/28     139,600
   135,000 Philadelphia Pennsylvania Hospitals &
            Higher Educational Facilities,
            Friends Hospital (ACA)..............    6.200     5/1/11     139,725
   185,000 Philadelphia Pennsylvania Hospitals &
            Higher Educational Facilities,
            Temple University Children's Medical
            Center..............................    4.400    6/15/01     181,299
    25,000 Pittsburgh Pennsylvania Urban
            Redevelopment Authority, Oliver
            Garage Project (FGIC)...............    5.200     6/1/11      23,938
    15,000 Pittsburgh Pennsylvania Urban
            Redevelopment Authority, Series C,
            AMT (GNMA/FNMA).....................    5.950    10/1/29      14,363
   420,000 Pottsville Pennsylvania Hospital
            Authority Pottsville Hospital &
            Warne Clinic (ACA)..................    5.625     7/1/24     380,099
    50,000 Pottsville Pennsylvania Hospital
            Authority, Pottsville Hospital &
            Warne Clinic........................    4.700     7/1/01      49,000
    55,000 Pottsville Pennsylvania Hospital
            Authority, Pottsville Hospital &
            Warne Clinic........................    4.800     7/1/02      53,144
    60,000 Pottsville Pennsylvania Hospital
            Authority, Pottsville Hospital &
            Warne Clinic........................    5.150     7/1/09      52,650
   110,000 Pottsville Pennsylvania Hospital
            Authority, Pottsville Hospital &
            Warne Clinic........................    5.500     7/1/18      89,238
    40,000 Pottsville Pennsylvania Hospital
            Authority, Pottsville Hospital &
            Warne Clinic,
            Prerefunded 7/1/04 @ 102............    7.250     7/1/24      44,400
    15,000 Scranton-Lackawanna Pennsylvania
            Health & Welfare....................    6.625    4/15/07      15,078
   115,000 Seneca Valley Pennsylvania School
            District, Series A (FGIC)...........    5.250     7/1/07     115,863
    40,000 Somerset County Pennsylvania Hospital
            Authority, Somerset Community
            Hospital,
            District B (Asset GTY)..............    5.200     3/1/10      38,650
    10,000 Somerset County Pennsylvania Hospital
            Authority, Somerset Community
            Hospital,
            District B (Asset GTY)..............    5.300     3/1/11       9,650
     5,000 St. Mary Hospital Authority, Bucks
            County, ETM.........................    6.625     7/1/04       5,188
    80,000 York County Pennsylvania Industrial
            Authority, Personal Care Facilities
            Fox Ridge, Prerefunded 10/1/02 @
            100.................................    9.500    10/1/19      89,700
    70,000 York Pennsylvania Housing
            Corporation, Revenue Mortgage Series
            A...................................    6.875    11/1/09      70,263
                                                                     -----------
                                                                       9,118,064
                                                                     -----------
           Rhode Island -- 0.69%
    20,000 Central Falls Rhode Island,
            Prerefunded 11/15/00 @ 103..........    9.250   11/15/10      21,431
   390,000 Rhode Island Health and Educational
            Board, Higher Educational Facilities
            (AMBAC).............................    5.000   11/15/24     328,088
    25,000 Rhode Island State Industrial
            Development Facilities Corporation,
            Crystal Thermoplastics Project......    6.900     8/1/14      25,094
    55,000 West Warwick Rhode Island, Series A,
            IBCC (Asset GTY)....................    7.300    7/15/08      59,675
                                                                     -----------
                                                                         434,288
                                                                     -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           South Carolina -- 1.49%
 $ 210,000 South Carolina Jobs Economic
            Development Authority Revenue,
            AMT................................     5.050    6/1/08 $   198,713
    45,000 South Carolina State Housing Finance
            & Development......................     5.500   12/1/05      45,506
   200,000 South Carolina State Housing Finance
            & Development,
            Mandatory Put 6/1/05 @ 100 (FNMA)..     5.700    6/1/25     206,500
    25,000 South Carolina State Housing Finance
            & Development (FHA)................     6.050    7/1/27      25,000
    65,000 South Carolina State Housing Finance
            & Development Authority Multi-
            Family Revenue, Mandatory Put
            6/1/10 @ 100, AMT..................     6.750    6/1/25      66,300
   455,000 York County South Carolina
            Industrial Revenue, AMT............     5.700    1/1/24     394,144
                                                                    -----------
                                                                        936,163
                                                                    -----------
           South Dakota -- 0.12%
    65,000 South Dakota Housing Development
            Authority..........................     7.000    4/1/12      67,193
    10,000 South Dakota State Building
            Authority, Prerefunded to various
            dates..............................    10.500    9/1/00      10,312
                                                                    -----------
                                                                         77,505
                                                                    -----------
           Tennessee -- 1.20%
    50,000 Greenville Tennessee Health &
            Educational Facilities, ETM........     8.700   10/1/09      57,063
    55,000 Metro Government Nashville &
            Davidson County (Insured-Asset
            GTY)...............................     5.500    5/1/23      49,088
   140,000 Metro Government Nashville &
            Davidson County Multi-Family
            Housing, Welch Bend Apartments,
            Mandatory Put 1/1/07 @ 100 (FNMA)..     5.500    1/1/27     140,700
    15,000 Metro Government Nashville &
            Davidson County, CI Homes Inc.
            Project, Series A, Prerefunded
            10/1/07 @ 105......................     9.000   10/1/22      18,506
    85,000 Shelby County Tennessee Health
            Education & Multi-Family Housing,
            Windsor Apartments (Asset GTY).....     6.500   10/1/07      88,294
    30,000 Shelby County Tennessee Health
            Education & Multi-Family Housing,
            Windsor Apartments (Asset GTY).....     6.750   10/1/17      31,313
   385,000 Tennessee Energy Acquisition
            Corporation, Series B (AMBAC)......     5.000    9/1/07     368,155
                                                                    -----------
                                                                        753,119
                                                                    -----------
           Texas -- 5.83%
   200,000 Austin Texas Hotel Occupancy Tax,
            Series A...........................     5.125  11/15/14     183,999
    30,000 Austin Texas Water, Sewer &
            Electric...........................    14.000  11/15/01      32,813
     5,000 Austin, Texas Water, Sewer &
            Electric, Revenue, ETM.............    14.000  11/15/01       5,425
   115,000 Bexar County Texas Housing Finance
            Corporation Residual, Revenue
            Capital Appreciation, Zero Coupon..      .000    3/1/15      42,694
     5,000 Bexar County Texas Housing Finance
            Corporation Revenue, AMT (GNMA)....     7.750    9/1/15       5,133
   115,000 Bryan Texas Higher Education
            Authority..........................     7.300   12/1/16     113,274
   119,070 Capital Area Housing Finance
            Corporation........................     6.500   11/1/19     111,032
    65,000 Collin County Texas Housing Finance
            Corporation Multi-Family Revenue,
            Mandatory Put 9/1/03...............     6.500    9/1/22      66,788
   170,000 De Soto Texas Housing Financial
            Corporation, Mandatory Put 10/1/07
            @ 100 (FNMA).......................     5.125   10/1/27     166,174
    10,000 Del Rio Texas (Asset GTY)...........     7.500    4/1/03      10,788
    15,000 Del Rio Texas (Asset GTY)...........     7.500    4/1/04      16,444
     5,000 Del Rio Texas (Asset GTY)...........     7.500    4/1/08       5,719
    15,000 Del Rio Texas (Asset GTY)...........     7.500    4/1/09      17,025
     5,000 Del Rio Texas (Asset GTY)...........     6.500    4/1/10       5,344
     5,000 Del Rio Texas (Asset GTY)...........     5.550    4/1/11       4,994
     5,000 Del Rio Texas (Asset GTY)...........     5.650    4/1/13       4,950
     5,000 Del Rio Texas (Asset GTY)...........     5.750    4/1/16       4,975
    15,000 Del Rio Texas (Asset GTY)...........     5.750    4/1/17      14,775
    10,000 Denison Texas Hospital Authority
            Hospital Revenue, ETM..............     7.125    7/1/08      10,750
    70,000 Gregg County Texas Housing Finance
            Corporation (AXA), Mandatory Put
            3/1/06 @ 100.......................     6.400    3/1/25      71,838

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Texas (continued)
 $ 160,000 Gulf Coast Waste Disposal Authority
            Texas, Prerefunded 8/01/03 @ 100...    6.500     2/1/06 $   165,199
    20,000 Harris County Texas Housing Finance
            Corporation, AMT (FSA).............    5.700     6/1/06      20,075
    75,000 Harris County Texas, Zero Coupon
            (MBIA).............................     .000    8/15/01      69,563
   120,000 Houston Texas Housing Finance
            Corporation Single Family, Zero
            Coupon.............................     .000     6/1/14      41,550
    60,000 Houston Texas Housing Finance
            Corporation Single Family..........    8.000     6/1/14      61,050
     5,000 Houston Texas Sewer System Revenue,
            ETM................................    5.400    10/1/04       5,125
    20,000 Houston Texas Sewer System Revenue,
            ETM................................    6.375    10/1/08      21,425
    15,000 Mc Allen Texas Development
            Corporation (FSA)..................    4.700    2/15/08      14,513
    15,000 Mc Allen Texas Development
            Corporation (FSA)..................    4.800    2/15/09      14,494
   160,000 Northeast Hospital Authority Texas
            Revenue, ETM.......................    8.000     7/1/08     175,999
    11,807 Odessa Texas Housing Finance
            Corporation Single Family (FNMA)...    8.450    11/1/11      12,294
    30,000 Panhandle Texas Regulation Housing
            Finance, AMT (GNMA)................    7.500     5/1/24      30,563
    10,000 Panhandle-Plains Texas Higher
            Education, Series D, AMT...........    5.100     9/1/03      10,075
    10,000 Panhandle-Plains Texas Higher
            Education, Series D, AMT...........    5.250     3/1/05      10,063
    10,000 Port Houston Authority Texas
            Harris.............................    5.750     5/1/02      10,073
   130,000 Tarrant County Texas Housing Finance
            Corporation, Multi-Family Housing,
            Summit Project A, Mandatory Put
            9/1/07 @ 100 (FNMA)................    5.080     9/1/27     126,912
    15,000 Texarkana Texas Housing Finance
            Corporation Mortgage, Summer Hill
            Series A (GNMA)....................    5.550    1/20/07      15,038
    75,000 Texas State Department Housing &
            Community Affairs Volente Project,
            AMT (FNMA).........................    5.000     7/1/08      72,188
   100,000 Texas State Department Housing &
            Community Affairs, Meadow Ridge
            Apartments Project, AMT (FNMA).....    5.050     8/1/08      98,374
 1,225,000 Texas Water Resource Financial
            Authority Revenue, Refunding
            (AMBAC)............................    4.600    8/15/08   1,174,469
    60,000 Travis County Texas Housing Finance
            Corporation, Broadmoor Apartments
            Project,
            AMT (FSA)..........................    5.700     6/1/06      60,225
   245,000 Washington County, Texas Health,
            Revenue Bond, Health Hospital,
            Nursing Home Improvements (ACA)....    4.750     6/1/03     242,855
    50,000 Webb County Texas Certificates of
            Participation, Series A,
            Prerefunded 10/1/07 @ 101 (Asset
            GTY)...............................    5.200    10/1/08      50,500
    50,000 Webb County Texas Certificates of
            Participation, Series A,
            Prerefunded 10/1/07 @ 101 (Asset
            GTY)...............................    5.300    10/1/09      50,813
    50,000 Webb County Texas Certificates of
            Participation, Series A, ETM (Asset
            GTY)...............................    5.100    10/1/07      50,000
     5,000 Willow Fork Drain District Texas
            (AMBAC)............................    4.600     9/1/05       4,931
    15,000 Willow Fork Drain District Texas
            (AMBAC)............................    4.600     9/1/06      14,738
    30,000 Willow Fork Drain District Texas
            (AMBAC)............................    4.650     9/1/07      29,325
    20,000 Willow Fork Drain District Texas
            (AMBAC)............................    4.700     9/1/08      19,425
    25,000 Willow Fork Drain District Texas
            (AMBAC)............................    4.800     9/1/09      24,094
    30,000 Willow Fork Drain District Texas
            (AMBAC)............................    4.900     9/1/10      28,763
    35,000 Willow Fork Drain District Texas
            (AMBAC)............................    4.900     9/1/11      33,513
                                                                    -----------
                                                                      3,653,158
                                                                    -----------
           Utah -- 0.82%
    20,000 Brigham City Utah Special
            Assessment, Special Improvements
            District No. 22,
            Prerefunded 8/1/00 @ 102...........    9.000     8/1/04      20,927
    20,000 Hildale Utah........................    7.500   12/15/03      20,900
    40,000 Provo City Utah Housing Authority
            Multi-Family, Lookout Pointe
            Apartments (GNMA)..................    6.000    7/20/08      41,100
     5,000 Utah State Housing Finance Agency,
            Single Family Mortgage, Issue B-2,
            AMT (FHA)..........................    7.600     1/1/22       5,113
   145,000 Utah State Housing Finance Agency,
            Single Family Mortgage, Mezz D2,
            AMT................................    5.400     7/1/20     132,130
    25,000 Utah State Housing Finance Agency,
            Single Family Mortgage, Series F1
            CL I...............................    5.500     7/1/16      23,531
    25,000 Utah State Housing Finance Agency,
            Single Family Mortgage, Sub-D2,
            AMT................................    5.250     7/1/12      24,219
    60,000 Utah State Housing Financial Agency,
            Single Family Mortgage, A2 CL II,
            AMT................................    5.400     7/1/16      55,500
    30,000 Utah State Housing Financial Agency,
            Single Family Mortgage, A2 CL III,
            AMT................................    5.200     7/1/11      29,213

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Utah (continued)
 $  35,000 Utah State Housing Financial Agency,
            Single Family Mortgage, B2 CL III,
            AMT................................    5.250     7/1/11 $    34,081
    35,000 Utah State Housing Financing Agency,
            Sub-Single Family Mortgage, Issue
            F1.................................    5.850     7/1/07      35,788
    85,000 Weber County Utah Municipal Building
            Authority (Asset GTY)..............    6.750   12/15/04      91,906
                                                                    -----------
                                                                        514,408
                                                                    -----------
           Vermont -- 0.18%
    45,000 Vermont Educational & Health
            Buildings Financing Agency, Norwich
            University Project.................    5.750     7/1/13      42,862
     5,000 Vermont Educational & Health
            Buildings Financing, Norwich
            University Project.................    4.300     7/1/00       4,999
    15,000 Vermont Educational & Health
            Buildings Financing, Norwich
            University Project.................    4.750     7/1/04      14,625
    25,000 Vermont Educational & Health
            Buildings Financing, Norwich
            University Project.................    5.000     7/1/06      24,313
    25,000 Vermont Educational & Health
            Buildings Financing, Norwich
            University Project.................    5.000     7/1/07      24,000
                                                                    -----------
                                                                        110,799
                                                                    -----------
           Virginia -- 1.77%
   195,000 Alexandria Virginia Redevelopment &
            Housing Authority, AMT.............    6.625     5/1/24     200,850
   570,000 Chesterfield County Virginia
            Individual Development (LOC).......    5.000     7/1/14     517,987
   165,000 Chesterfield Field County Virginia
            Individual Development Authority
            (LOC)..............................    5.200     7/1/19     146,850
    75,000 Newport News Virginia Industrial
            Development Authority (GNMA).......    7.250     8/1/16      78,750
   110,000 Richmond Virginia Metro Authority
            Expressway Revenue, Partially
            Prerefunded,
            Balance ETM........................    7.000   10/15/13     115,114
    50,000 Virginia State Housing Development
            Authority, Multi-Family Housing,
            Series D...........................    6.800    11/1/09      52,563
                                                                    -----------
                                                                      1,112,114
                                                                    -----------
           Washington -- 0.60%
    30,000 Grays Harbor County Washington
            Public Utility, ETM................    5.375     1/1/06      29,738
    15,000 King County Washington Housing
            Authority, Multi-Family Housing....    7.000     8/1/03      15,141
    40,000 King County Washington Housing
            Authority, Multi-Family Mortgage...    7.000     8/1/03      40,500
    95,000 Seattle Washington Housing Authority
            (GNMA).............................    7.400   11/20/36     104,737
    40,000 Spokane Washington Housing Authority
            Revenue, Valley 206 Apartments,
            Junior Lien A (Standby LOC)........    5.750     4/1/28      35,300
    65,000 Spokane Washington Housing Authority
            Revenue, Valley 206 Apartments,
            Senoir Lien A......................    5.625     4/1/28      56,306
    95,000 Washington State Housing Finance
            Community (GNMA/FNMA)..............    6.900     7/1/16      95,594
                                                                    -----------
                                                                        377,316
                                                                    -----------
           West Virginia -- 0.88%
    15,000 Beckley West Virginia Nursing
            Facility Revenue Refunding,
            Beckley Health Care Corporation
            Project (Standby LOC)..............    5.550     9/1/08      14,663
    15,000 Beckley West Virginia Nursing
            Facility Revenue Refunding,
            Beckley Health Care Corporation
            Project (Standby LOC)..............    5.700     9/1/09      14,700
   185,000       Harrison County West Virginia,
           Series B, Zero Coupon (AMBAC).......     .000   10/20/10      86,487
   195,000 Marshall County West Virginia
            Mortgage Revenue Capital
            Appreciation,
            Zero Coupon (MBIA).................     .000     5/1/14      65,813
    55,000         Mason County, Refunding, 1st
           Mortgage, Pt. Pleasant Haven (LOC)..    6.200    12/1/05      55,344
   255,000         Preston County West Virginia
           Pollution Control, County Commission
           Monongahela.........................    4.500     3/1/03     249,262
   140,000 Raleigh, Fayette, & Nicholas
            Counties, Compounding Interest,
            Series B, Zero Coupon (AMBAC)......     .000    6/20/10      63,017
                                                                    -----------
                                                                        549,286
                                                                    -----------
           Wisconsin -- 0.91%
    35,000 Oshkosh Wisconsin Hospital Facility
            Revenue, Mercy Medical Center,
            Prerefunded 7/1/07 @ 100...........    7.375     7/1/09      38,019
     5,000 Pewaukee Wisconsin Individual
            Development Revenue, Lake Country
            Development Project, AMT (LOC).....    5.800     6/1/04       5,044

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

 Principal               Security                          Maturity    Value
  Amount                Description               Rate (%)   Date    (Note 2)
 ---------              -----------               -------- --------  --------
           Municipal Bonds (continued)
           Wisconsin (continued)
 $   5,000 Pewaukee Wisconsin Individual
            Development Revenue,
            Lake Country Development Project,
            AMT (LOC)..........................    5.900    6/1/05  $     5,044
    10,000 Pewaukee Wisconsin Individual
            Development Revenue,
            Lake Country Development Project,
            AMT (LOC)..........................    6.000    6/1/06       10,100
    10,000 West Bend Wisconsin Refunding.......    6.400    2/1/05       10,438
    15,000      Whitewater Wisconsin Waterworks
           Systems Mortgage....................    7.500    7/1/16       16,125
    25,000       Wisconsin Housing and Economic
               Development Authority, Series B,
           AMT.................................    4.950    9/1/09       23,875
   140,000 Wisconsin State Health & Educational
            Facilities,
            Richland Hospital Income Project,
            Series A (ACA).....................    5.375    6/1/28      122,499
    75,000 Wisconsin State Health & Educational
            Facilities,
            Sisters Sorrowful Mother, Series A
            (MBIA).............................    5.100   8/15/07       75,281
   110,000 Wisconsin State Health & Educational
            Facilities,
            Sisters Sorrowful Mother, Series A
            (MBIA).............................    5.200   8/15/08      110,000
    75,000 Wisconsin State Health & Educational
            Facilities,
            Sisters Sorrowful Mother, Series A
            (MBIA).............................    5.300   8/15/09       75,281
     5,000 Wisconsin State Health & Educational
             Facilities, Viterbo College Income
           Project (LOC).......................    5.250    2/1/04        5,044
     5,000 Wisconsin State Health & Educational
             Facilities, Viterbo College Income
           Project (LOC).......................    5.400    2/1/05        5,069
    35,000 Wisconsin State Health & Educational
             Facilities, Viterbo College Income
           Project (LOC).......................    5.750    2/1/12       34,431
    35,000 Wisconsin State Health & Educational
             Facilities, Viterbo College Income
           Project (LOC).......................    6.000    2/1/17       34,694
                                                                    -----------
                                                                        570,944
                                                                    -----------
           Wyoming -- 0.42%
    65,000    Cheyenne, Wyoming Federal Mineral
           Reality Revenue, Second Lien........    6.200    6/1/09       66,138
    20,000        Teton County Wyoming Hospital
                 District, Hospital Refunding &
           Imports (ACA).......................    5.000   12/1/03       20,000
   150,000   Teton County Wyoming, Teton County
                   School District No 1 Project
           (MBIA)..............................    5.000    6/1/05      150,562
    15,000        Wyoming Community Development
           Authority Housing Revenue, Series 5,
           AMT.................................    5.700   12/1/07       15,150
    10,000        Wyoming Community Development
             Authority, Single Family Mortgage,
           Series B, AMT.......................    8.125    6/1/21       10,248
                                                                    -----------
                                                                        262,098
                                                                    -----------
                    Total Municipal Bonds (Cost
           $65,236,364)........................                      61,945,782
                                                                    -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 1999 (Unaudited)

                                                                        Value
 Shares                                                               (Note 2)
 ------                                                               --------
        Money Market Mutual Funds -- 0.02%
 9,907  Provident Institutional Fund..............................   $     9,907
        Total Money Market Mutual Funds (Cost $9,907).............         9,907
        Total Investments (Cost $65,246,271) (a) -- 98.86%........    61,955,689
        Other assets in excess of liabilities -- 1.14%............       717,256
        Total Net Assets -- 100.00%...............................   $62,672,945

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value of net unrealized depreciation of securities as follows:

   Unrealized appreciation........................................ $    25,509
   Unrealized depreciation........................................  (3,316,091)
                                                                   -----------
   Net unrealized depreciation.................................... $(3,290,582)
                                                                   ===========

ACA -- American Capital Access
AMT -- Alternative Minimum Tax
AMBAC -- AMBAC Indemnity Corporation
AXA -- AXA Reinsurance UK
ETM -- Escrowed to Maturity
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Authority
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assurance, Inc.
GNMA -- Government National Mortgage Association
GTY -- Guaranteed
LOC -- Letter of Credit
MBIA -- Municipal Bond Insurance Association


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities
December 31, 1999 (Unaudited)

                                                              Small
                                               Growth     Capitalization International
                              Value Equity     Equity         Equity        Equity
                               Portfolio     Portfolio      Portfolio      Portfolio
                              ------------  ------------  -------------- -------------
ASSETS:
  Investments, at value (cost
                $178,638,024;
                $175,061,149;
                $189,578,028;
             and $264,811,929
   respectively)............. $203,312,195  $300,226,312   $240,164,687  $353,947,200
 Repurchase agreements, at
  cost.......................    1,795,167            --      1,964,693            --
                              ------------  ------------   ------------  ------------
   Total Investments.........  205,107,362   300,226,312    242,129,380   353,947,200
                              ------------  ------------   ------------  ------------
 Foreign currency, at value
  (cost $0; $0; $0; and
  $658,599 respectively).....           --            --             --       659,697
 Dividends and interest
  receivable.................      217,304       130,932        205,085       217,304
 Receivable for capital
  shares issued..............          470           410          5,037           377
 Receivable for investments
  sold.......................           --            --        523,507     1,077,478
 Net receivable for variation
  margin on futures
  contracts..................           --         8,500             --            --
 Foreign tax reclaim
  receivable.................           --            --             --       404,051
 Deferred organization
  costs......................        3,964         4,278          4,183         3,846
 Other assets................           --            52             --            --
                              ------------  ------------   ------------  ------------
   Total Assets..............  205,329,100   300,370,484    242,867,192   356,309,953
                              ------------  ------------   ------------  ------------
LIABILITIES:
 Payable for investments
  purchased..................           --            --         45,900       256,968
 Unrealized depreciation on
  forward foreign exchange
  contracts..................           --            --             --     2,872,185
 Advisory fees payable.......       57,762        73,218         72,581       111,509
 Consulting fees payable.....        8,672        12,203          9,507        14,065
 Administrative fees
  payable....................        2,537         3,738          2,971         4,362
 Other accrued expenses......       43,021        62,359         35,818        53,530
                              ------------  ------------   ------------  ------------
   Total Liabilities.........      111,992       151,518        166,777     3,312,619
                              ------------  ------------   ------------  ------------
NET ASSETS................... $205,217,108  $300,218,966   $242,700,415  $352,997,334
                              ============  ============   ============  ============
NET ASSETS CONSIST OF:
 Shares of beneficial
  interest, at par value..... $     14,884  $     14,994   $     17,343  $     22,508
 Additional paid-in capital..  181,281,566   165,180,737    193,929,483   264,475,390
 Undistributed/(distributions
  in excess of) net
  investment income..........       24,902        (5,272)         5,225       232,313
 Undistributed/(distributions
  in excess of) net realized
  gain on investment
  transactions...............     (778,415)    9,767,356     (1,838,295)    2,024,575
 Net unrealized appreciation
  on foreign currency,
  futures, and
  investment transactions....   24,674,171   125,261,151     50,586,659    86,242,548
                              ------------  ------------   ------------  ------------
   Total Net Assets.......... $205,217,108  $300,218,966   $242,700,415  $352,997,334
                              ============  ============   ============  ============
SHARES OF BENEFICIAL
INTEREST:
 Shares of beneficial
  interest outstanding.......   14,884,108    14,994,037     17,343,190    22,507,523
                              ============  ============   ============  ============
 Net Asset Value, offering
  and redemption price per
  share...................... $      13.79  $      20.02   $      13.99  $      15.68
                              ============  ============   ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (continued)
December 31, 1999 (Unaudited)

                                    Limited
                                    Duration                  Intermediate Term
                                 Municipal Bond Fixed Income   Municipal Bond
                                   Portfolio     Portfolio        Portfolio
                                 -------------- ------------  -----------------
ASSETS:
 Investments, at value (cost
  $25,650,859; $118,706,251; and
  $65,246,271 respectively).....  $25,396,881   $114,031,427     $61,955,689
 Cash...........................      342,576             --              --
 Dividends and interest
  receivable....................      407,327      1,418,018       1,062,918
 Receivable for capital shares
  issued........................           --            171              --
 Deferred organization costs....        4,754             --              --
                                  -----------   ------------     -----------
   Total Assets.................   26,151,538    115,449,616      63,018,607
                                  -----------   ------------     -----------
LIABILITIES:
 Dividends and income payable...       93,740        628,147         290,380
 Payable for investments
  purchased.....................       31,085             --              --
 Advisory fees payable..........        4,562         26,757          18,167
 Consulting fees payable........        1,140          4,865           3,303
 Administrative fees payable....          266          1,196             665
 Other accrued expenses.........       18,300         36,190          33,147
                                  -----------   ------------     -----------
   Total Liabilities............      149,093        697,155         345,662
                                  -----------   ------------     -----------
NET ASSETS......................  $26,002,445   $114,752,461     $62,672,945
                                  ===========   ============     ===========
NET ASSETS CONSIST OF:
 Shares of beneficial interest,
  at par value..................  $     2,644   $     12,234     $     6,595
 Additional paid-in capital.....   26,966,912    121,472,948      68,067,185
 Undistributed net investment
  income........................          116             --              --
 Distributions in excess of net
  realized on investment
  transactions..................     (713,249)    (2,057,897)     (2,110,253)
 Net unrealized depreciation on
  investment transactions.......     (253,978)    (4,674,824)     (3,290,582)
                                  -----------   ------------     -----------
   Total Net Assets.............  $26,002,445   $114,752,461     $62,672,945
                                  ===========   ============     ===========
SHARES OF BENEFICIAL INTEREST:
 Shares of beneficial interest
  outstanding...................    2,643,796     12,233,732       6,594,845
                                  ===========   ============     ===========
 Net Asset Value, offering and
  redemption price per share....  $      9.84   $       9.38     $      9.50
                                  ===========   ============     ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For Six Months Ended December 31, 1999 (Unaudited)

                                                               Small
                                                           Capitalization International
                               Value Equity  Growth Equity     Equity         Equity
                                Portfolio     Portfolio      Portfolio      Portfolio
                               ------------  ------------- -------------- -------------
INVESTMENT INCOME:
 Interest..................... $    99,334    $    96,901   $    78,200    $   129,668
 Dividends (net of foreign
  withholding tax of $3,425;
  $111; $0; and $205,725
  respectively)...............   1,785,669        664,357       791,474      1,755,125
                               -----------    -----------   -----------    -----------
   Total Investment Income....   1,885,003        761,258       869,674      1,884,793
                               -----------    -----------   -----------    -----------
EXPENSES:
 Advisory fees................     342,499        399,679       409,931        575,523
 Consulting fees..............      51,460         66,612        54,152         72,797
 Administrative fees..........     118,360        153,212       124,553        167,437
 Custodian fees...............      31,042         47,096        27,708         90,682
 Organization fees............       3,128          3,128         3,128          3,128
 Trustees fees................       2,653          3,990         2,925          1,387
 Other expenses...............      28,056         42,168        34,349         25,985
                               -----------    -----------   -----------    -----------
   Total Expenses.............     577,198        715,885       656,746        936,939
                               -----------    -----------   -----------    -----------
 Net Investment Income........   1,307,805         45,373       212,928        947,854
                               -----------    -----------   -----------    -----------
NET REALIZED/UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
 Net realized gain/(loss) on
  foreign currency, futures,
  and investment transactions.. (1,699,017)    19,575,333     2,767,553      5,728,729
 Net change in unrealized
  appreciation on foreign
  currency, futures, and
  investment transactions.....  (2,827,452)    38,669,602    26,029,403     64,984,377
                               -----------    -----------   -----------    -----------
 Net realized/unrealized
  gain/(loss) from
  investments.................  (4,526,469)    58,244,935    28,796,956     70,713,106
                               -----------    -----------   -----------    -----------
 Change in net assets
  resulting from operations... $(3,218,664)   $58,290,308   $29,009,884    $71,660,960
                               ===========    ===========   ===========    ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (continued)
For Six Months Ended December 31, 1999 (Unaudited)

                                 Limited Duration               Intermediate Term
                                  Municipal Bond  Fixed Income   Municipal Bond
                                    Portfolio      Portfolio        Portfolio
                                 ---------------- ------------  -----------------
INVESTMENT INCOME:
 Interest......................     $1,003,860    $ 3,823,871      $ 2,620,876
 Dividends.....................         15,178          4,012           58,337
                                    ----------    -----------      -----------
   Total Investment Income.....      1,019,038      3,827,883        2,679,213
                                    ----------    -----------      -----------
EXPENSES:
 Advisory fees.................         39,817        155,898          142,956
 Consulting fees...............          9,954         28,345           25,992
 Administrative fees...........         18,913         53,855           49,385
 Custodian fees................          5,110         18,602           15,874
 Organization fees.............          3,128             --               --
 Trustees fees.................            333          1,368            2,861
 Other expenses................          7,260         11,066           11,270
                                    ----------    -----------      -----------
   Total Expenses..............         84,515        269,134          248,338
                                    ----------    -----------      -----------
 Net Investment Income.........        934,523      3,558,749        2,430,875
                                    ----------    -----------      -----------
NET REALIZED/UNREALIZED LOSS ON
INVESTMENTS:
 Net realized loss on
  investment transactions......       (471,272)    (1,107,639)      (2,040,027)
 Net change in unrealized
  depreciation on investment
  transactions.................        (39,588)    (2,088,172)      (1,013,678)
                                    ----------    -----------      -----------
 Net realized/unrealized loss
  from investments.............       (510,860)    (3,195,811)      (3,053,705)
                                    ----------    -----------      -----------
 Change in net assets resulting
  from operations..............     $  423,663    $   362,938      $  (622,830)
                                    ==========    ===========      ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets

                              Value Equity Portfolio      Growth Equity Portfolio
                             --------------------------  --------------------------
                              Six Months       Year       Six Months       Year
                                Ended         Ended         Ended         Ended
                             December 31,    June 30,    December 31,    June 30,
                                 1999          1999          1999          1999
                             ------------  ------------  ------------  ------------
                             (Unaudited)                 (Unaudited)
From Investment Activities:
Operations:
  Net investment income..... $  1,307,805  $  2,919,617  $     45,373  $    457,689
  Net realized gain/(loss)
   on futures and investment
   transactions.............   (1,699,017)   11,395,574    19,575,333    18,674,831
  Net change in unrealized
   appreciation on futures
   and investment
   transactions.............   (2,827,452)    3,419,258    38,669,602    36,436,342
                             ------------  ------------  ------------  ------------
  Change in net assets
   resulting
   from operations..........   (3,218,664)   17,734,449    58,290,308    55,568,862
                             ------------  ------------  ------------  ------------
Distributions to
Shareholders from:
  Net investment income.....   (1,438,885)   (2,855,946)      (64,150)     (444,369)
  Net realized gain on
   futures and
   investments transactions.. (10,405,206)  (16,930,526)  (27,995,307)  (14,381,174)
                             ------------  ------------  ------------  ------------
  Change in net assets
   resulting from
   distributions to
   shareholders.............  (11,844,091)  (19,786,472)  (28,059,457)  (14,825,543)
                             ------------  ------------  ------------  ------------
Shares of Beneficial
Interest:
  Proceeds from shares
   issued...................   34,617,478    65,815,341    27,878,408    54,760,753
  Proceeds from reinvestment
   of dividends.............   10,546,455    17,108,285    25,819,124    13,708,838
  Cost of shares redeemed...  (41,824,121)  (40,518,732)  (48,586,422)  (60,464,553)
                             ------------  ------------  ------------  ------------
  Change in net assets from
   shares of
   beneficial interest
   transactions.............    3,339,812    42,404,894     5,111,110     8,005,038
                             ------------  ------------  ------------  ------------
  Total change in net
   assets...................  (11,722,943)   40,352,871    35,341,961    48,748,357
Net Assets:
  Beginning of period.......  216,940,051   176,587,180   264,877,005   216,128,648
                             ------------  ------------  ------------  ------------
  End of period............. $205,217,108  $216,940,051  $300,218,966  $264,877,005
                             ============  ============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)


                           Small Capitalization
                             Equity Portfolio        International Equity Portfolio
                         --------------------------  --------------------------------
                          Six Months       Year        Six Months          Year
                            Ended         Ended           Ended            Ended
                         December 31,    June 30,     December 31,       June 30,
                             1999          1999           1999             1999
                         ------------  ------------  --------------------------------
                         (Unaudited)                   (Unaudited)
From Investment
Activities:
Operations:
  Net investment
   income............... $    212,928  $    619,949  $       947,854  $     3,505,614
  Net realized
   gain/(loss) on
   foreign currency and
   investment
   transactions.........    2,767,553    (4,651,207)       5,728,729        6,667,389
  Net change in
   unrealized
   appreciation on
   foreign currency and
   investment
   transactions.........   26,029,403    17,190,826       64,984,377        2,462,581
                         ------------  ------------  ---------------  ---------------
  Change in net assets
   resulting from
   operations...........   29,009,884    13,159,568       71,660,960       12,635,584
                         ------------  ------------  ---------------  ---------------
Distributions to
Shareholders from:
  Net investment
   income...............     (265,797)     (563,154)      (1,660,119)      (4,076,034)
  Net realized gain on
   foreign currency
   and investments......           --   (13,827,848)      (8,340,627)      (4,961,778)
                         ------------  ------------  ---------------  ---------------
  Change in net assets
   resulting from
   distributions to
   shareholders.........     (265,797)  (14,391,002)     (10,000,746)      (9,037,812)
                         ------------  ------------  ---------------  ---------------
Shares of Beneficial
Interest:
  Proceeds from shares
   issued...............   24,809,196   118,787,480      118,200,115       51,664,586
  Proceeds from
   reinvestment of
   dividends............      199,952    12,032,240        8,891,761        7,791,624
  Cost of shares
   redeemed.............  (21,789,452)  (69,378,364)     (91,931,978)     (36,751,680)
                         ------------  ------------  ---------------  ---------------
  Change in net assets
   from shares of
   beneficial interest
   transactions.........    3,219,696    61,441,356       35,159,898       22,704,530
                         ------------  ------------  ---------------  ---------------
  Total change in net
   assets...............   31,963,783    60,209,922       96,820,112       26,302,302
Net Assets:
  Beginning of period...  210,736,632   150,526,710      256,177,222      229,874,920
                         ------------  ------------  ---------------  ---------------
  End of period......... $242,700,415  $210,736,632     $352,997,334     $256,177,222
                         ============  ============  ===============  ===============


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)

                               Limited Duration              Fixed Income              Intermediate Term
                           Municipal Bond Portfolio            Portfolio            Municipal Bond Portfolio
                           --------------------------  --------------------------  ---------------------------
                            Six Months       Year       Six Months      Period      Six Months       Period
                              Ended         Ended         Ended         Ended          Ended         Ended
                           December 31,    June 30,    December 31,    June 30,    December 31,     June 30,
                              1999          1999          1999          1999*          1999          1999*
                           ------------  ------------  ------------  ------------  -------------  ------------
                           (Unaudited)                 (Unaudited)                  (Unaudited)
From Investment
Activities:
Operations:
 Net investment income.... $    934,523  $  2,258,029  $  3,558,749  $  5,427,224  $   2,430,875  $  2,916,014
 Net realized gain/(loss)
  on
  investment transactions..    (471,272)       12,893    (1,107,639)     (242,734)    (2,040,027)      (70,226)
 Net change in unrealized
  depreciation on
  investment
  transactions............      (39,588)     (678,504)   (2,088,172)   (2,586,652)    (1,013,678)   (2,276,904)
                           ------------  ------------  ------------  ------------  -------------  ------------
 Change in net assets
  resulting
  from operations.........      423,663     1,592,418       362,938     2,597,838       (622,830)      568,884
                           ------------  ------------  ------------  ------------  -------------  ------------
Distributions to
Shareholders from:
 Net investment income....     (934,523)   (2,258,029)   (3,558,749)   (5,427,224)    (2,430,875)   (2,916,014)
 Net realized gain on
  investments
  transactions............           --            --            --      (707,524)            --            --
                           ------------  ------------  ------------  ------------  -------------  ------------
 Change in net assets
  resulting from
  distributions to
  shareholders............     (934,523)   (2,258,029)   (3,558,749)   (6,134,748)    (2,430,875)   (2,916,014)
                           ------------  ------------  ------------  ------------  -------------  ------------
Shares of Beneficial
Interest:
 Proceeds from shares
  issued..................   34,128,222    88,167,469    12,870,076    25,850,995     75,362,880   101,818,978
 Proceeds from securities
  transferred
  in-kind.................           --            --            --    87,605,935             --    35,196,203
 Proceeds from
  reinvestment
  of dividends............      864,086     1,628,930     3,356,629     5,546,812      2,468,448     2,502,027
 Cost of shares redeemed..  (54,045,881)  (90,240,867)   (6,352,080)   (7,393,185)  (119,209,303)  (30,065,453)
                           ------------  ------------  ------------  ------------  -------------  ------------
 Change in net assets from
  shares of beneficial
  interest transactions...  (19,053,573)     (444,468)    9,874,625   111,610,557    (41,377,975)  109,451,755
                           ------------  ------------  ------------  ------------  -------------  ------------
 Total change in net
  assets..................  (19,564,433)   (1,110,079)    6,678,814   108,073,647    (44,431,680)  107,104,625
Net Assets:
 Beginning of period......   45,566,878    46,676,957   108,073,647            --    107,104,625            --
                           ------------  ------------  ------------  ------------  -------------  ------------
 End of period............ $ 26,002,445  $ 45,566,878  $114,752,461  $108,073,647  $  62,672,945  $107,104,625
                           ============  ============  ============  ============  =============  ============

--------
* Commenced operations on July 1, 1998.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- December 31, 1999 (Unaudited)


  1. DESCRIPTION. The Hirtle Callaghan Trust ("Trust") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers seven portfolios: The Value Equity Portfolio ("Value Portfolio"), The Growth Equity Portfolio ("Growth Portfolio"), The Small Capitalization Equity Portfolio ("Small Cap Portfolio"), The International Equity Portfolio ("International Portfolio"), The Limited Duration Municipal Bond Portfolio ("Limited Duration Portfolio"), The Intermediate Term Municipal Bond Portfolio ("Intermediate Municipal Portfolio"), and The Fixed Income Portfolio ("Fixed Income Portfolio").

  2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

    A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day that such value is being determined. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Trust's Board of Trustees ("Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. With the approval of the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

    B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, is accrued daily, as earned.

    C. Dividend and Capital Gain Distributions to Shareholders. The Limited Duration, Intermediate Municipal and Fixed Income Portfolios declare dividends from net investment income daily and distribute dividends on a monthly basis. The Value, Growth, and Small Cap Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, are distributed at least annually for each Portfolio.

    Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    D. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1999 (Unaudited)

  at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest.

    E. Organizational Expenses. Costs incurred in connection with the organization and initial registration of the Portfolios have been deferred and are being amortized on a straight-line basis over sixty months, beginning with each Portfolio's commencement of operations, except those of Intermediate Municipal and Fixed Income Portfolios. In the event any of the initial shares of these Portfolios are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of redemption. Costs incurred in connection with the organization of the Intermediate Municipal and Fixed Income Portfolios were expensed as incurred.

    F. Allocation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

    G. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

    i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

    ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

    Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of the Fund's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Fund is permitted and may elect to treat any non-U.s. taxes paid by it as paid by its shareholders.

    H. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause results to differ from these amounts.

  3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more Investment Managers. Each Investment Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the respective Portfolios they serve. Each Investment Manager earns a fee, accrued daily and paid monthly, based on average net assets of that portion of the portfolio managed.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1999 (Unaudited)


  For the six months ended December 31, 1999, the Value Portfolio paid the following investment advisory fees:

                                                                   Amount
Adviser                                                            Earned   Fee
-------                                                           -------- -----
Geewax, Terker & Co.............................................. $106,347 0.30%
Institutional Capital Corp.......................................  236,152 0.35%
                                                                  -------- -----
                                                                  $342,499 0.33%
                                                                  ======== =====

  For the six months ended December 31, 1999, the Growth Portfolio paid the following investment advisory fees:

                                                                  Amount
Adviser                                                           Earned   Fee
-------                                                          -------- -----
Jennison Associates LLC......................................... $277,359 0.30%
Goldman Sachs Asset Management..................................  122,320 0.30%*
                                                                 -------- -----
                                                                 $399,679 0.30%
                                                                 ======== =====

  For the six months ended December 31, 1999, the Small Cap Portfolio paid the following investment advisory fees:

                                                                   Amount
Adviser                                                            Earned   Fee
-------                                                           -------- -----
Frontier Capital Management Co................................... $255,037 0.45%
Geewax, Terker & Co..............................................  154,894 0.30%
                                                                  -------- -----
                                                                  $409,931 0.38%
                                                                  ======== =====

  For the six months ended December 31, 1999, the International Portfolio paid the following investment advisory fees:

                           Amount
Adviser                    Earned   Fee
-------                   -------- -----
Brinson Partners, Inc...  $450,245 0.40%**
Artisan Partners LLP....   125,278 0.40%*** For the period from 07/26/99 to 12/31/99
                          -------- -----
                          $575,523 0.40%
                          ======== =====

  For the six months ended December 31, 1999, the following Portfolios paid investment advisory fees to Morgan Grenfell, Inc.:

                                                                 Amount
Portfolio                                                        Earned   Fee
---------                                                       -------- ------
Limited Duration............................................... $ 39,817 0.200%
Fixed Income................................................... $155,898 0.275%
Intermediate Municipal......................................... $142,956 0.275%

  * Under the amendment ("Performance Fee Amendment") to the Portfolio Management Contract between Goldman Sachs Asset Management ("GSAM") and the Trust relating to the Growth Portfolio, GSAM will be compensated based, in part, on the investment results achieved by it. The Performance Fee arrangement will apply with respect to periods after October 1, 1999. The Performance Fee arrangement could, under certain circumstances, increase or decrease the fee paid to GSAM, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

 ** Tiered fee of 0.40% on first $200 million of assets: 0.35% on the next
    $100 million of assets; and 0.30% on assets over $300 million.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1999 (Unaudited)


*** The Trust has conditionally approved an amendment to the Artisan Agreement
    ("Performance Fee Amendment"). Under the Performance Fee Amendment, Artisan would be compensated based, in part, on the investment results achieved by it. Implementation of the Performance Fee Amendment is subject to receipt of certain assurances from the staff of the SEC that such implementation will not be viewed by the SEC staff as inconsistent with the requirements of the Investment Advisers Act. There can be no assurance that such relief will be granted by the SEC. If the Performance Fee Amendment is implemented, it could, under certain circumstances, increase or decrease the fee paid to Artisan, when compared to the current fixed fee arrangement and could result in the payment of incentive compensation during periods of declining markets.

  Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Investment Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act.

  BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee ("Omnibus Fee") of 0.115% of the Portfolio's average net assets attributable to the Value, Growth, Small Cap and International Portfolios and 0.095% of the Portfolio's average net assets attributable to the Limited Duration, Intermediate Municipal and Fixed Income Portfolios. The Omnibus fee is accrued daily and payable on a monthly basis.

  4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 1999, were as follows:

                                                       Purchases      Sales
                                                      ------------ ------------
   Value............................................. $114,086,749 $114,583,118
   Growth............................................  104,082,591  122,458,328
   Small Cap.........................................  121,421,534  118,888,631
   International.....................................  154,212,073  143,153,033
   Limited Duration..................................   21,023,752   39,094,867
   Fixed Income......................................   96,050,001   82,269,805
   Intermediate Municipal............................   16,724,915   38,489,158

  5. SHARES OF BENEFICIAL INTEREST. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios for the six months ended December 31, 1999, were as follows:

                                                                                                    Intermediate
                                                                             Limited      Fixed         Term
                            Value       Growth    Small Cap   International  Duration     Income     Municipal
                          ----------  ----------  ----------  ------------- ----------  ----------  ------------
Beginning balance.......  14,612,718  14,748,983  17,086,102   19,933,882    4,573,731  11,205,590   10,934,767
                          ----------  ----------  ----------   ----------   ----------  ----------  -----------
Shares issued...........   2,456,550   1,532,809   2,006,240    8,757,337    3,452,665   1,343,680    7,841,353
Shares issued in
 reinvestment of
 dividends and
 distributions..........     773,791   1,373,302      14,910      605,202       87,196     351,445      255,032
Shares redeemed.........  (2,958,951) (2,661,057) (1,764,062)  (6,788,898)  (5,469,796)   (666,983) (12,436,307)
                          ----------  ----------  ----------   ----------   ----------  ----------  -----------
Net increase in shares..     271,390     245,054     257,088    2,573,641   (1,929,935)  1,028,142   (4,339,922)
                          ----------  ----------  ----------   ----------   ----------  ----------  -----------
Ending balance..........  14,884,108  14,994,037  17,343,190   22,507,523    2,643,796  12,233,732    6,594,845
                          ==========  ==========  ==========   ==========   ==========  ==========  ===========

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 1999 (Unaudited)


  6. DERIVATIVE INSTRUMENTS. The International, Growth and Fixed Income Portfolios may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

  A forward foreign currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

  Forward foreign currency contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 1999 are recorded for financial reporting purposes as unrealized gains and losses by the Portfolio.

  The Portfolios may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to maintain a position. Subsequent payments made or received by the Portfolio based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized.

  The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Portfolio's activities in futures contracts are conducted through regulated exchanges that minimize counterparty credit risks.

  7. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                       Value Equity Portfolio
                          ------------------------------------------------------
                           Six Months       Year      Year      Year     Period
                             Ended         Ended     Ended     Ended     Ended
                          December 31,    June 30,  June 30,  June 30,  June 30,
                              1999          1999      1998      1997    1996(a)
                          ------------    --------  --------  --------  --------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  14.85      $  15.49  $  14.41  $  11.48  $ 10.00
                            --------      --------  --------  --------  -------
Income from Investment
 Operations:
 Net investment income..        0.09          0.22      0.24      0.23     0.22
 Net realized and
  unrealized gain (loss)
  on investments........       (0.32)         0.87      2.87      3.65     1.51
                            --------      --------  --------  --------  -------
 Total from investment
  operations............       (0.23)         1.09      3.11      3.88     1.73
                            --------      --------  --------  --------  -------
Distributions to
 Shareholders from:
 Net investment income..       (0.10)        (0.22)    (0.25)    (0.21)   (0.22)
 Net realized gains.....       (0.73)        (1.51)    (1.78)    (0.74)   (0.03)
                            --------      --------  --------  --------  -------
 Total distribution to
  shareholders..........       (0.83)        (1.73)    (2.03)    (0.95)   (0.25)
                            --------      --------  --------  --------  -------
Net Asset Value, End of
 Period.................    $  13.79      $  14.85  $  15.49  $  14.41  $ 11.48
                            ========      ========  ========  ========  =======
Total Return............       (1.45)%(c)     9.07%    23.42%    35.28%   17.28%(c)
Ratios to Average Net
 Assets/Supplemental
 Data:
 Net assets, end of
  period (in
  thousands)............    $205,217      $216,940  $176,587  $117,092  $71,503
 Ratio of expenses to
  average net assets....        0.56%(b)      0.56%     0.52%     0.63%    0.63%(b)
 Ratio of net investment
  income to average net
  assets................        1.27%(b)      1.64%     1.69%     1.89%    2.55%(b)
 Ratio of expenses to
  average net assets
  excluding fee
  waivers...............        0.56%(b)      0.56%     0.52%     0.65%    0.68%(b)
 Portfolio turnover
  rate..................       56.71%(c)    108.79%    86.45%    97.39%   92.00%(c)

--------
(a) For the period August 25, 1995 (commencement of operations) through June 30, 1996.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                      Growth Equity Portfolio
                          -----------------------------------------------------
                           Six Months      Year      Year      Year     Period
                             Ended        Ended     Ended     Ended     Ended
                          December 31,   June 30,  June 30,  June 30,  June 30,
                              1999         1999      1998      1997    1996(a)
                          ------------   --------  --------  --------  --------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  17.96     $  15.25  $  13.67  $  11.13  $  10.00
                            --------     --------  --------  --------  --------
Income from Investment
 Operations:
 Net investment income..          --(d)      0.03      0.04      0.06      0.04
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                       4.08         3.76      4.37      2.58      1.13
                            --------     --------  --------  --------  --------
 Total from investment
  operations............        4.08         3.79      4.41      2.64      1.17
                            --------     --------  --------  --------  --------
Distributions to
 Shareholders from:
 Net investment income..          --(d)     (0.03)    (0.04)    (0.05)    (0.04)
 In excess of net
  investment income.....          --           --     (0.02)       --        --
 Net realized gains.....       (2.02)       (1.05)    (2.77)    (0.05)       --
                            --------     --------  --------  --------  --------
 Total distribution to
  shareholders..........       (2.02)       (1.08)    (2.83)    (0.10)    (0.04)
                            --------     --------  --------  --------  --------
Net Asset Value, End of
 Period.................    $  20.02     $  17.96  $  15.25  $  13.67  $  11.13
                            ========     ========  ========  ========  ========
Total Return............       23.54%(c)    26.76%    37.00%    23.83%    11.69%(c)
Ratios to Average Net
 Assets/Supplemental
 Data:
 Net assets, end of
  period (in
  thousands)............    $300,219     $264,877  $216,129  $160,961  $110,537
 Ratio of expenses to
  average net assets....        0.54%(b)     0.53%     0.53%     0.55%     0.63%(b)
 Ratio of net investment
  income to average net
  assets................        0.03%(b)     0.20%     0.33%     0.49%     0.46%(b)
 Ratio of expenses to
  average net assets
  excluding fee
  waivers...............        0.54%(b)     0.53%     0.53%     0.55%     0.68%(b)
 Portfolio turnover
  rate..................       39.94%(c)    70.61%    95.07%    80.47%    80.00%(c)

--------
(a) For the period August 28, 1995 (commencement of operations) through June 30, 1996.
(b)  Annualized.
(c)  Not annualized.
(d)  Net investment income and distribution per share were less than $0.005.


See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                               Small Capitalization Equity Portfolio
                          -----------------------------------------------------
                           Six Months      Year      Year      Year     Period
                             Ended        Ended     Ended     Ended     Ended
                          December 31,   June 30,  June 30,  June 30,  June 30,
                              1999         1999      1998      1997    1996(a)
                          ------------   --------  --------  --------  --------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  12.33     $  13.13  $  12.95  $  11.07  $ 10.00
                            --------     --------  --------  --------  -------
Income from Investment
Operations:
 Net investment income..        0.02         0.04      0.06      0.07     0.10
 Net realized and
  unrealized gain on
  investments...........        1.66         0.35      1.54      2.11     1.07
                            --------     --------  --------  --------  -------
 Total from investment
 operations.............        1.68         0.39      1.60      2.18     1.17
                            --------     --------  --------  --------  -------
Distributions to
Shareholders from:
 Net investment income..       (0.02)       (0.04)    (0.06)    (0.07)   (0.10)
 Net realized gains.....          --        (1.15)    (1.36)    (0.23)      --
                            --------     --------  --------  --------  -------
 Total distribution to
 shareholders...........       (0.02)       (1.19)    (1.42)    (0.30)   (0.10)
                            --------     --------  --------  --------  -------
Net Asset Value, End of
 Period.................    $  13.99     $  12.33  $  13.13  $  12.95  $ 11.07
                            ========     ========  ========  ========  =======
Total Return............       13.59%(c)     4.73%    12.66%    19.88%   11.82%(c)
Ratios to Average Net
 Assets/ Supplemental
 Data:
 Net assets, end of
  period (in
  thousands)............    $242,700     $210,737  $150,527  $113,480  $61,503
 Ratio of expenses to
  average net assets....        0.61%(b)     0.62%     0.70%     0.78%    0.78%(b)
 Ratio of net investment
  income to average net
  assets................        0.20%(b)     0.39%     0.41%     0.68%    1.33%(b)
 Ratio of expenses to
  average net assets
  excluding fee
  waivers...............        0.61%(b)     0.62%     0.70%     0.78%    0.90%(b)
 Portfolio turnover
 rate...................       55.63%(c)   125.52%   103.41%    54.16%   38.00%(c)

--------
(a) For the period September 5, 1995 (commencement of operations) through June 30, 1996.
(b)  Annualized.
(c)  Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                   International Equity Portfolio
                          -----------------------------------------------------
                           Six Months      Year      Year      Year     Period
                             Ended        Ended     Ended     Ended     Ended
                          December 31,   June 30,  June 30,  June 30,  June 30,
                              1999         1999      1998      1997    1996(a)
                          ------------   --------  --------  --------  --------
                          (Unaudited)
Net Asset Value,
 Beginning of Period....    $  12.85     $  12.70  $  12.84  $  11.26  $ 10.00
                            --------     --------  --------  --------  -------
Income from Investment
Operations:
 Net investment income..        0.03         0.24      0.16      0.22     0.16
 Net realized and
  unrealized gain on
  foreign currency and
  investments...........        3.25         0.39      0.49      1.92     1.35
                            --------     --------  --------  --------  -------
 Total from investment
 operations.............        3.28         0.63      0.65      2.14     1.51
                            --------     --------  --------  --------  -------
Distributions to
Shareholders from:
 Net investment income..       (0.07)       (0.21)    (0.47)    (0.22)   (0.24)
 In excess of net
 investment income......          --           --        --     (0.04)      --
 Net realized gains.....       (0.38)       (0.27)    (0.32)    (0.30)   (0.01)
                            --------     --------  --------  --------  -------
 Total distribution to
 shareholders...........       (0.45)       (0.48)    (0.79)    (0.56)   (0.25)
                            --------     --------  --------  --------  -------
Net Asset Value, End of
 Period.................    $  15.68     $  12.85  $  12.70  $  12.84  $ 11.26
                            ========     ========  ========  ========  =======
Total Return............       25.79%(c)     5.20%     5.91%    19.61%   15.15%(c)
Ratios to Average Net
 Assets/ Supplemental
 Data:
 Net assets, end of
  period (in
  thousands)............    $352,997     $256,177  $229,875  $146,122  $77,732
 Ratio of expenses to
  average net assets....        0.64%(b)     0.69%     0.70%     0.78%    0.81%(b)
 Ratio of net investment
  income to average net
  assets................        0.65%(b)     1.51%     2.00%     1.97%    1.75%(b)
 Ratio of expenses to
  average net assets
  excluding fee
  waivers...............        0.64%(b)     0.69%     0.71%     0.78%    0.92%(b)
 Portfolio turnover
 rate...................       51.27%(c)    56.77%    36.80%    29.85%   15.00%(c)

--------
(a) For the period August 17, 1995 (commencement of operations) through June 30, 1996.
(b)  Annualized.
(c)  Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                              Limited Duration Municipal Bond Portfolio
                           -----------------------------------------------------
                            Six Months      Year      Year      Year     Period
                              Ended        Ended     Ended     Ended     Ended
                           December 31,   June 30,  June 30,  June 30,  June 30,
                               1999         1999      1998      1997    1996(a)
                           ------------   --------  --------  --------  --------
                           (Unaudited)
Net Asset Value,
 Beginning of Period.....    $  9.96      $ 10.11   $ 10.04   $ 10.00   $ 10.00
                             -------      -------   -------   -------   -------
Income from Investment
 Operations:
 Net investment income...       0.23         0.47      0.47      0.48      0.35
 Net realized and
  unrealized gain (loss)
  on investments.........      (0.12)       (0.15)     0.07      0.04      0.01
                             -------      -------   -------   -------   -------
 Total from investment
  operations.............       0.11         0.32      0.54      0.52      0.36
                             -------      -------   -------   -------   -------
Distributions to
 Shareholders from:
 Net investment income...      (0.23)       (0.47)    (0.47)    (0.48)    (0.36)
                             -------      -------   -------   -------   -------
 Total distribution to
  shareholders...........      (0.23)       (0.47)    (0.47)    (0.48)    (0.36)
                             -------      -------   -------   -------   -------
Net Asset Value, End of
 Period..................    $  9.84      $  9.96   $ 10.11   $ 10.04   $ 10.00
                             =======      =======   =======   =======   =======
Total Return.............       1.15%(c)     3.17%     5.48%     5.34%     3.60%(c)
Ratios to Average Net
 Assets/Supplemental
 Data:
 Net assets, end of
  period (in thousands)..    $26,002      $45,567   $46,677   $40,963   $29,485
 Ratio of expenses to
  average net assets.....       0.42%(b)     0.46%     0.47%     0.52%     0.53%(b)
 Ratio of net investment
  income to average net
  assets.................       4.69%        4.61%     4.65%     4.78%     4.78%(b)
 Ratio of expenses to
  average net assets
  excluding fee waivers..       0.42%        0.46%     0.51%     0.68%     0.81%(b)
 Portfolio turnover
  rate...................      58.35%      116.22%    42.50%    44.57%   116.00%(c)

--------
(a) For the period October 10, 1995 (commencement of operations) through June 30, 1996.
(b)  Annualized.
(c)  Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period

                                                           Intermediate Term
                                                            Municipal Bond
                          Fixed Income Portfolio               Portfolio
                          -----------------------------  ------------------------
                           Six Months        Period       Six Months      Period
                              Ended           Ended         Ended         Ended
                          December 31,      June 30,     December 31,    June 30,
                              1999           1999(a)         1999        1999(a)
                          -------------     -----------  ------------    --------
                           (Unaudited)                   (Unaudited)
Net Asset Value,
 Beginning of Period....    $      9.64     $     10.00    $  9.79       $  10.00
                            -----------     -----------    -------       --------
Income from Investment
 Operations:
 Net investment income..           0.30            0.58       0.23           0.45
 Net realized and
  unrealized gain (loss)
  on
  investments, futures..          (0.26)          (0.28)     (0.29)         (0.21)
                            -----------     -----------    -------       --------
 Total from investment
  operations............           0.04            0.30      (0.06)          0.24
                            -----------     -----------    -------       --------
Distributions to
 Shareholders from:
 Net investment income..          (0.30)          (0.58)     (0.23)         (0.45)
 Net realized gains.....             --           (0.08)        --             --
                            -----------     -----------    -------       --------
 Total distribution to
  shareholders..........          (0.30)          (0.66)     (0.23)         (0.45)
                            -----------     -----------    -------       --------
Net Asset Value, End of
 Period.................    $      9.38     $      9.64    $  9.50       $   9.79
                            ===========     ===========    =======       ========
Total Return............           0.42%(c)        2.88%     (0.64)%(c)      2.44%
Ratios to Average Net
 Assets/Supplemental
 Data:
 Net assets, end of
  period (in
  thousands)............    $   114,752     $   108,074    $62,673       $107,105
 Ratio of expenses to
  average net assets....           0.47%(b)        0.50%      0.48%(b)       0.47%
 Ratio of net investment
  income to average net
  assets................           6.28%(b)        5.78%      4.68%(b)       4.53%
 Ratio of expenses to
  average net assets
  excluding fee
  waivers...............           0.47%(b)        0.50%      0.48%(b)       0.54%
 Portfolio turnover
  rate..................          74.66%         146.78%     18.05%         42.24%

--------
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.
(b)  Annualized.
(c)  Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Proxy Information


  On June 15, 1999, a Special Meeting of the shareholders of The Value Equity Portfolio was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

      To approve the engagement of Geewax, Terker & Company ("Geewax") to provide portfolio management services to the Value Portfolio pursuant to a portfolio management agreement between the Trust and Geewax ("Geewax Agreement").

     For      11,794,334
     Against           0
     Abstain           0

  On July 23, 1999, a Special Meeting of the shareholders of The International Equity Portfolio was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

      (a) To approve the engagement of Artisan Partners Limited Partnership ("Artisan Agreement") to provide portfolio management services to The International Portfolio pursuant to a portfolio management agreement between the Trust and Artisan ("Artisan Agreement").

     For      13,187,318
     Against           0
     Abstain     542,419

      (b) To approve an amendment of the Artisan Agreement pursuant to which Artisan would be compensated for its services to The
    International Equity portfolio on a performance fee basis.

     For      13,187,318
     Against           0
     Abstain     542,419

  On December 16, 1999, a Special Meeting of the shareholders of The Small Capitalization Equity Portfolio was held. The matter considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

    To approve a new Portfolio Management Agreement between the Trust and Frontier Capital Management Company LLC relating to The Small
  Capitalization Equity Portfolio.

     For      12,867,644
     Against           0
     Abstain           0

                           THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

DAVID M. SPUNGEN*

RICHARD W. WORTHAM

R. RICHARD WILLIAMS

* "Interested Person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------

Sponsor                              Counsel
-------                              -------
Hirtle Callaghan & Co., Inc.         Drinker Biddle & Reath LLP
100 Four Falls Corporate Center      One Logan Square
Suite 500                            18th & Cherry Streets
West Conshohocken, Pennsylvania      Philadelphia, Pennsylvania 19103-6996
19428-2970
                                     Independent Accountants
                                     -----------------------
                                     PricewaterhouseCoopers LLP
Administrator and Distributor        2400 Eleven Penn Center
------------------------------       Philadelphia, Pennsylvania 19103
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

Custodian
---------
Deutsche Bank
16 Wall Street
New York, New York 10005

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.


2/00